UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03836
ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ	07311

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 324-6414

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

Anchor Series Trust

Semi-Annual Report

June 30, 2009

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market Portfolio	5
Government and Quality Bond Portfolio	8
Asset Allocation Portfolio	15
Growth and Income Portfolio	30
Growth Portfolio	34
Capital Appreciation Portfolio	38
Natural Resources Portfolio	41
Multi-Asset Portfolio	44
Strategic Multi-Asset Portfolio	51
Statement of Assets and Liabilities	60
Statement of Operations	62
Statement of Changes in Net Assets	64
Notes to Financial Statements	68
Financial Highlights	82

Dear Anchor Series Trust Investor:

We are pleased to present our semiannual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2009. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

August 10, 2009

Note:  All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

ANCHOR SERIES TRUST EXPENSE EXAMPLE	June 30, 2009 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2009 and held until June 30, 2009. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2009” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2009” column and the “Expense Ratio as of June 30, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2009” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2009” column and the “Expense Ratio as of June 30, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2009” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at January 1,	June 30,	June 30,	at January 1,	June 30,	June 30,	June 30,
Portfolio	2009	2009	2009*	2009	2009	2009*	2009*

Money Market Portfolio
Class 1	$1,000.00	$1,000.45	$4.02	$1,000.00	$1,020.78	$4.06	0.81%
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,012.62	$2.99	$1,000.00	$1,021.82	$3.01	0.60%
Class 2	$1,000.00	$1,011.96	$3.74	$1,000.00	$1,021.08	$3.76	0.75%
Class 3	$1,000.00	$1,010.65	$4.24	$1,000.00	$1,020.58	$4.26	0.85%
Asset Allocation Portfolio@
Class 1	$1,000.00	$1,038.31	$3.89	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,037.40	$4.65	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,036.49	$5.15	$1,000.00	$1,019.74	$5.11	1.02%
Growth and Income Portfolio@
Class 1	$1,000.00	$1,080.52	$8.82	$1,000.00	$1,016.31	$8.55	1.71%
Growth Portfolio@
Class 1	$1,000.00	$1,094.17	$4.15	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$1,093.56	$4.93	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,092.95	$5.45	$1,000.00	$1,019.59	$5.26	1.05%
Capital Appreciation Portfolio@
Class 1	$1,000.00	$1,059.79	$3.88	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,058.99	$4.65	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,058.88	$5.16	$1,000.00	$1,019.79	$5.06	1.01%
Natural Resources Portfolio
Class 1	$1,000.00	$1,224.83	$4.52	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$1,223.83	$5.35	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,223.37	$5.90	$1,000.00	$1,019.49	$5.36	1.07%
Multi-Asset Portfolio@
Class 1	$1,000.00	$1,066.10	$6.86	$1,000.00	$1,018.15	$6.71	1.34%
Strategic Multi-Asset Portfolio@
Class 1	$1,000.00	$1,055.27	$7.64	$1,000.00	$1,017.36	$7.50	1.50%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at January 1,	June 30,	June 30,	at January 1,	June 30,	June 30,	June 30,
Portfolio	2009	2009	2009*	2009	2009	2009*	2009*

Asset Allocation Portfolio
Class 1	$1,000.00	$1,038.31	$3.79	$1,000.00	$1,021.08	$3.76	0.75%
Class 2	$1,000.00	$1,037.40	$4.55	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,036.49	$5.05	$1,000.00	$1,019.84	$5.01	1.00%
Growth and Income Portfolio
Class 1	$1,000.00	$1,080.52	$8.82	$1,000.00	$1,016.31	$8.55	1.71%
Growth Portfolio
Class 1	$1,000.00	$1,094.17	$4.10	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,093.56	$4.88	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,092.95	$5.40	$1,000.00	$1,019.64	$5.21	1.04%
Capital Appreciation Portfolio
Class 1	$1,000.00	$1,059.79	$3.73	$1,000.00	$1,021.17	$3.66	0.73%
Class 2	$1,000.00	$1,058.99	$4.49	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$1,058.88	$5.00	$1,000.00	$1,019.93	$4.91	0.98%
Multi-Asset Portfolio
Class 1	$1,000.00	$1,066.10	$6.86	$1,000.00	$1,018.15	$6.71	1.34%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$1,055.27	$7.59	$1,000.00	$1,017.41	$7.45	1.49%

Anchor Series Trust Money Market Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

U.S. Government Agencies	78.5%
Commercial Banks	8.9
U.S. Government Treasuries	3.6
Finance-Other Services	2.2
Diversified Financial Services	2.2
Cosmetics & Toiletries	1.8
Special Purpose Entity	1.8
Finance-Auto Loans	1.1

100.1%

*	Calculated as a percentage of net assets
Credit Quality@#

Government-Agency	78.5%
Government-Treasury	3.6
A-1+	11.2
A-1	5.6
A+	1.1

100.0%

@	Source: Standard and Poor’s
#	Calculated as a percentage of total debt issues.

Anchor Series Trust Money Market Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.1%
Certificates of Deposit — 8.9%
Bank of America NA 0.75% due 12/03/09	$125,000	$125,000
BNP Paribas New York Branch 1.05% due 11/02/09	125,000	125,043
Calyon New York Branch 0.68% due 02/26/10	125,000	124,773
Calyon New York Branch 0.83% due 11/10/09	125,000	125,000
Canadian Imperial Bank of Commerce New York Branch 0.87% due 05/26/10	125,000	125,000
DnB NOR Bank ASA New York Branch 0.67% due 12/09/09	125,000	125,000
Svenska Handelsbanken New York Branch 0.80% due 11/12/09	125,000	125,000
UBS AG Stamford Branch 0.73% due 07/17/09	125,000	125,000

Total Certificates of Deposit (amortized cost $999,816)		999,816

Commercial Paper — 6.2%
General Electric Capital Corp. 0.17% due 07/14/09	250,000	249,985
Jupiter Securitization Co. LLC 0.10% due 07/01/09*	250,000	250,000
Societe Generale NA 0.10% due 07/01/09	200,000	200,000

Total Commercial Paper (amortized cost $699,985)		699,985

Medium Term Notes — 2.9%
The Procter & Gamble Co. Senior Notes 0.66% due 09/09/09(1)	105,000	105,000
Procter & Gamble International Funding SCA Company Guar. Notes 1.00% due 05/07/10(1)	40,000	40,000
Procter & Gamble International Funding SCA Senior Notes 1.49% due 02/08/10(1)	60,000	60,000
Toyota Motor Credit Corp. Senior Notes 2.30% due 01/29/10(1)	121,000	121,010

Total Medium Term Notes (amortized cost $326,010)		326,010

U.S. Government Agencies — 78.5%
Federal Home Loan Bank Disc. Notes
0.28% due 11/24/09	300,000	299,665
0.30% due 11/20/09	500,000	499,408
0.32% due 12/09/09	325,000	324,535
0.35% due 10/16/09	250,000	249,740
0.38% due 10/30/09	150,000	149,808
0.39% due 07/17/09	250,000	249,957
0.44% due 09/16/09	150,000	149,859
0.45% due 07/07/09	250,000	249,981
0.50% due 07/14/09	210,000	209,962
0.50% due 07/22/09	470,000	469,863
0.58% due 08/19/09	275,000	274,783
0.58% due 08/21/09	180,000	179,852
0.59% due 08/11/09	250,000	249,832
Federal Home Loan Mtg. Corp.
6.63% due 09/15/09	150,000	151,895
Disc. Notes
0.20% due 08/03/09	200,000	199,963
0.34% due 11/02/09	225,000	224,737
0.42% due 10/05/09	250,000	249,720
0.50% due 07/07/09	350,000	349,971
0.52% due 09/14/09	400,000	399,567
0.55% due 07/06/09	200,000	199,985
0.56% due 08/17/09	200,000	199,854
0.57% due 08/10/09	500,000	499,681
0.88% due 02/04/10(1)	100,000	100,000
Federal National Mtg. Assoc. Disc. Notes
0.32% due 11/04/09	250,000	249,720
0.35% due 11/25/09	120,000	119,829
0.41% due 10/07/09	150,000	149,831
0.44% due 09/25/09	150,000	149,842
0.45% due 07/14/09	129,000	128,979
0.50% due 07/01/09	150,000	150,000
0.51% due 09/09/09	400,000	399,607
0.56% due 08/26/09	450,000	449,608
0.57% due 08/19/09	300,000	299,769
0.58% due 08/12/09	585,000	584,607

Total U.S. Government Agencies (amortized cost $8,814,410)		8,814,410

U.S. Government Treasuries — 3.6%
U.S. Treasury Bills 0.25% due 11/19/09 (amortized cost $399,605)	400,000	399,605

Total Short-Term Investment Securities (amortized cost $11,239,826)		11,239,826

TOTAL INVESTMENTS (amortized cost $11,239,826)(2)	100.1%	11,239,826
Liabilities in excess of other assets	(0.1)	(13,684)

NET ASSETS	100.0%	$11,226,142

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $250,000 representing 2.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(2)	See Note 6 for cost of investments on a tax basis.

Anchor Series Trust Money Market Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 2):

	Level 1 —	Level 2 —	Level 3 —
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Short-Term Investment Securities:
Certificates of Deposit	$—	$999,816	$—	$999,816
Commercial Paper	—	699,985	—	699,985
Medium Term Notes	—	326,010	—	326,010
U.S. Government Agencies	—	8,814,410	—	8,814,410
U.S. Government Treasuries	—	399,605	—	399,605

Total	$—	$11,239,826	$—	$11,239,826

See Notes to Financial Statements

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Government National Mtg. Assoc.	22.0%
Federal National Mtg. Assoc.	13.6
U.S. Treasury Notes	10.8
Federal Home Loan Mtg. Corp.	10.2
Diversified Financial Services	9.7
Diversified Banking Institutions	5.8
Repurchase Agreements	4.8
Federal Home Loan Bank	2.9
Federal Farm Credit Bank	2.3
U.S. Treasury Bonds	1.9
U.S. Municipal Bonds & Notes	1.3
Regional Authority	0.9
Schools	0.9
Telephone-Integrated	0.9
Transport-Services	0.9
Finance-Investment Banker/Broker	0.7
Finance-Consumer Loans	0.7
Insurance-Life/Health	0.6
Electric-Integrated	0.6
Telecom Services	0.5
Insurance-Multi-line	0.5
Computers	0.5
Banks-Fiduciary	0.5
Special Purpose Entities	0.4
Diversified Manufacturing Operations	0.4
Medical-Drugs	0.4
Finance-Other Services	0.4
Medical-HMO	0.3
Electric-Distribution	0.3
Oil Companies-Integrated	0.3
Sovereign Agency	0.3
Airport Development/Maintenance	0.3
Banks-Super Regional	0.3
Airlines	0.2
Banks-Money Center	0.2
Electric-Generation	0.1
Insurance-Property/Casualty	0.1

97.5%

*	Calculated as a percentage of net assets
Credit Quality†#

Government-Agency	55.2%
Government-Treasury	13.7
AAA	13.4
AA	3.8
A	10.1
BBB	0.6
Not Rated@	3.2

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poor’s
#	Calculated as a percentage of total debt issues, excluding short-term investments.

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 7.6%
Diversified Financial Services — 7.6%
Advanta Business Card Master Trust Series 2006, Class A7 0.34% due 10/20/12(1)	$3,008,168	$2,639,667
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.93% due 05/10/45(2)(3)	7,000,000	5,837,761
Bank of America Credit Card Trust Series 2006, Class A16 4.72% due 05/15/13	3,000,000	3,103,144
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(3)	5,000,000	4,791,195
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(3)	5,000,000	4,431,189
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR9, Class A4A 4.87% due 09/11/42(3)	2,470,000	2,096,267
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.62% due 03/11/39(2)(3)	3,870,000	3,322,337
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	2,235,000	2,276,796
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4 5.11% due 04/15/14	7,000,000	7,213,268
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8 5.65% due 09/20/19	4,975,000	5,071,361
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.40% due 07/15/44(2)(3)	4,700,000	4,167,198
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.96% due 06/10/46(2)(3)	9,500,000	8,041,217
Connecticut RRB Special Purpose Trust CL&P Series 2001-1, Class A5 6.21% due 12/30/11	2,287,073	2,373,377
Daimler Chrysler Auto Trust Series 2006-D, Class A3 4.98% due 02/08/11	446,192	450,227
Ford Credit Auto Owner Trust Series 2006-B, Class A3 5.26% due 10/15/10	789,524	793,379
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	3,000,000	3,069,226
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	996,427	1,010,952
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(2)(3)	4,500,000	3,826,190
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/40(3)	4,700,000	4,027,028
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	421,744	371,145
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,252,010
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)(3)	4,700,000	4,041,430
Nissan Auto Receivables Owner Trust Series 2006-A, Class A4 4.77% due 07/15/11	829,463	839,857
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	5,415,000	5,612,345
USAA Auto Owner Trust Series 2005-3, Class A4 4.63% due 05/15/12	877,889	892,113
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42(2)(3)	4,650,000	3,918,123

Total Asset Backed Securities (cost $93,489,549)		87,468,802

CORPORATE BONDS & NOTES — 17.5%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	2,667,013	2,519,054

Banks-Commercial — 0.0%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	310,773

Banks-Fiduciary — 0.5%
The Bank of New York Mellon Corp., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	5,273,095

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,038,235

Banks-Super Regional — 0.3%
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	2,935,716

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,341,115

Diversified Banking Institutions — 5.8%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	42,000,000	43,316,574
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	5,137,145

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 5.8% (continued)

Citigroup, Inc. Senior Notes 6.13% due 11/21/17	$5,335,000	$4,677,520
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,473,240
Morgan Stanley Senior Notes 5.45% due 01/09/17	5,000,000	4,668,910
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,376,032
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,418,064

		67,067,485

Diversified Financial Services — 2.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	2,982,093
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	10,000,000	10,088,490
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	6,300,000	6,306,861
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	4,488,530

		23,865,974

Electric-Integrated — 0.6%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	1,838,922
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	673,312
PECO Energy Co. 1st Refunding Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,544,414
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	2,995,000	3,077,764

		7,134,412

Finance-Consumer Loans — 0.7%
HSBC Finance Corp. Senior Notes 6.38% due 10/15/11	5,000,000	5,112,735
John Deere Capital Corp. Senior Notes 4.88% due 10/15/10	2,625,000	2,695,142

		7,807,877

Finance-Investment Banker/Broker — 0.7%
Credit Suisse USA, Inc. Company Guar. Notes 4.88% due 01/15/15	2,435,000	2,445,288
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	6,300,000	6,131,771

		8,577,059

Finance-Other Services — 0.4%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	4,063,030

Insurance-Life/Health — 0.6%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	4,686,880
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	2,800,000	2,625,627

		7,312,507

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	2,886,854

Insurance-Property/Casualty — 0.1%
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	1,130,000	1,152,445

Medical-Drugs — 0.4%
Merck & Co., Inc. Senior Notes 5.13% due 11/15/11	4,000,000	4,313,800

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Notes 5.00% due 08/15/14	4,000,000	3,890,940

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,341,455

Schools — 0.9%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,052,820
Stanford University Debentures 6.88% due 02/01/24	5,000,000	5,834,250

		10,887,070

Special Purpose Entities — 0.4%
Pacific Beacon LLC Bonds 5.38% due 07/15/26*	665,000	529,772
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,662,950	4,523,817

		5,053,589

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	$430,000	$375,655
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,493,825

		5,869,480

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	2,997,951
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	984,272
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	4,769,359
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,772,238

		10,523,820

Transport-Services — 0.9%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,502,053	3,624,609
United Parcel Service, Inc. Senior Notes Series MTNA 8.38% due 04/01/20	5,000,000	6,378,605

		10,003,214

Total Corporate Bonds & Notes (cost $200,849,906)		202,168,999

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Airport Development/Maintenance — 0.3%
SCL Terminal Aereo Santiago SA Senior Sec. Notes 6.95% due 07/01/12*	2,790,963	2,981,335

Diversified Manufacturing Operations — 0.4%
Siemens Financieringsmat NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	4,903,317

Electric-Distribution — 0.3%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	3,666,159

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,295,293

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	3,000,000	2,810,517

Total Foreign Corporate Bonds & Notes (cost $15,288,849)		15,656,621

MUNICIPAL BONDS & NOTES — 1.3%
U.S. Municipal Bonds & Notes — 1.3%
Atlanta Downtown Development Authority 6.88% due 02/01/21	6,000,000	6,742,320
Illinois State Taxable-Pension 5.10% due 06/01/33	2,860,000	2,540,824
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,435,608
San Antonio, Texas Electric & Gas 5.99% due 02/01/39	885,000	915,825
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,390,500

Total U.S. Municipal Bonds & Notes (cost $15,782,274)		15,025,077

U.S. GOVERNMENT AGENCIES — 52.2%
Federal Farm Credit Bank — 2.3%
4.88% due 01/14/11*	24,800,000	26,345,392

Federal Home Loan Bank — 2.9%
3.50% due 12/10/10	6,375,000	6,611,149
4.88% due 11/18/11	11,375,000	12,272,499
5.13% due 08/14/13	13,000,000	14,247,831

		33,131,479

Federal Home Loan Mtg. Corp. — 10.2%
4.50% due 08/01/35	751,660	750,596
4.50% due 09/01/35	74,922	74,816
4.50% due 10/01/35	3,270,358	3,264,973
4.50% due 12/01/35	3,487,118	3,482,180
4.50% due 09/01/38	8,813,279	8,785,156
4.50% due 02/01/39	45,960,821	45,812,184
4.50% due 03/01/39	7,374,721	7,350,450
5.00% due 09/01/35	1,111,249	1,135,341
5.00% due 10/01/35	6,481,945	6,618,420
5.00% due 11/01/35	14,824,638	15,137,833
5.00% due 12/01/35	1,207,095	1,232,614
5.00% due 02/01/36	10,833,883	11,068,758
5.00% due 08/01/38	12,401,316	12,630,721
7.50% due 05/01/27	6,189	6,754
14.75% due 03/01/10	66	71

		117,350,867

Federal National Mtg. Assoc. — 13.6%
3.88% due 07/12/13	6,800,000	7,157,816
4.50% due 04/01/35	440,860	441,476
4.50% due 08/01/35	3,831,845	3,837,196
4.50% due 09/01/35	11,775,529	11,791,973
4.50% due 12/01/35	50,259	50,330
4.50% due 03/01/38	6,305,439	6,301,082
4.50% due 04/01/38	847,835	847,249
4.50% due 08/01/38	2,137,511	2,136,033
4.50% due 09/01/38	447,270	446,961
4.50% due 11/01/38	437,652	437,349
4.50% due 01/01/39	100,989	100,913
4.50% due 02/01/39	14,650,135	14,639,520
4.50% due 03/01/39	1,418,076	1,416,954
5.00% due 01/01/17	101,154	105,826
5.00% due 02/01/17	46,110	48,240
5.00% due 10/01/17	4,839,516	5,069,091
5.00% due 11/01/17	700,489	733,718

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

5.00% due 12/01/17	$353,940	$370,731
5.00% due 01/01/18	854,103	894,621
5.00% due 02/01/18	1,817,553	1,903,360
5.00% due 05/01/18	170,427	178,458
5.00% due 06/01/18	17,204,531	18,015,126
5.00% due 09/01/18	345,562	361,859
5.00% due 10/01/18	1,736,329	1,818,154
5.00% due 11/01/18	1,081,614	1,132,585
5.00% due 12/01/18	4,828,536	5,056,081
5.00% due 01/01/19	2,346,822	2,457,418
5.00% due 02/01/19	3,786,078	3,957,562
5.00% due 03/01/19	5,329,225	5,564,965
5.00% due 04/01/19	4,872,616	5,089,404
5.00% due 05/01/19	4,587,144	4,789,628
5.00% due 06/01/19	3,392,111	3,541,363
5.00% due 09/01/19	182,092	190,104
5.00% due 10/01/19	819,842	855,916
5.00% due 11/01/19	1,392,672	1,453,950
5.00% due 12/01/19	2,004,953	2,093,171
5.00% due 06/01/33	78,537	80,350
5.00% due 07/01/33	1,798,200	1,839,713
5.00% due 11/01/33	644,533	659,412
5.00% due 03/01/34	4,249,806	4,347,917
5.00% due 05/01/34	1,193,349	1,219,966
5.00% due 06/01/34	659,431	674,139
5.00% due 09/01/34	2,726,407	2,787,219
5.00% due 07/01/35	6,941,454	7,091,941
5.00% due 08/01/35	6,070,375	6,201,981
5.00% due 09/01/35	4,363,182	4,457,774
5.00% due 10/01/35	2,478,376	2,532,107
5.00% due 11/01/35	73,874	75,476
5.00% due 12/01/35	576,558	589,058
5.00% due 02/01/36	231,175	235,862
5.00% due 05/01/36	244,640	250,096
5.00% due 06/01/36	208,667	213,190
5.00% due July TBA	9,000,000	9,126,558

		157,668,942

Government National Mtg. Assoc. — 22.0%
5.00% due 07/15/33	7,512,079	7,708,097
5.00% due 10/15/33	612,338	628,316
5.00% due 11/15/33	526,239	539,970
5.00% due 12/15/33	117,983	121,062
5.00% due 01/15/34	988,507	1,013,375
5.00% due 02/15/34	504,783	517,482
5.00% due 03/15/34	404,113	414,280
5.00% due 05/15/34	56,006	57,313
5.00% due 11/15/34	17,409,164	17,778,363
5.00% due 01/15/35	141,683	144,680
5.00% due 03/15/35	185,992	190,496
5.00% due 06/15/35	135,865	139,155
5.00% due 08/15/35	1,008,470	1,032,893
5.00% due 09/15/35	1,405,179	1,439,211
5.00% due 10/15/35	758,495	776,864
5.00% due 11/15/35	2,244,200	2,298,554
5.00% due 12/15/35	1,869,814	1,915,099
5.00% due 01/15/36	1,029,250	1,052,248
5.00% due 02/15/36	321,618	328,804
5.00% due 03/15/36	2,545,717	2,602,599
5.00% due 04/15/36	2,302,464	2,353,910
5.00% due 05/15/36	1,075,692	1,099,728
5.00% due 07/15/36	1,854,322	1,895,755
5.00% due 08/15/36	95,164	97,290
5.00% due 09/15/36	844,632	862,427
5.00% due 11/15/36	89,124	91,116
5.00% due 07/15/37	1,195,435	1,221,585
5.00% due 08/15/37	473,256	483,608
5.00% due 10/15/37	100,020	102,208
5.00% due 11/15/37	344,859	352,402
5.00% due 01/15/38	80,988	82,747
5.00% due 02/15/38	4,422,048	4,518,089
5.00% due 03/15/38	716,435	731,996
5.00% due 04/15/38	12,980,120	13,262,427
5.00% due 05/15/38	19,187,755	19,604,490
5.00% due 06/15/38	32,921,204	33,636,211
5.00% due 07/15/38	51,907,523	53,037,009
5.00% due 08/15/38	8,765,575	8,955,941
5.00% due 09/15/38	10,721,681	10,954,543
5.50% due 10/15/32	41,613	43,254
5.50% due 11/15/32	74,403	77,338
5.50% due 02/15/33	922,632	958,745
5.50% due 03/15/33	545,235	566,576
5.50% due 05/15/33	323,620	336,286
5.50% due 06/15/33	393,287	408,680
5.50% due 07/15/33	69,183	71,891
5.50% due 08/15/33	96,444	100,219
5.50% due 09/15/33	42,516	44,181
5.50% due 11/15/33	910,874	946,526
5.50% due 01/15/34	910,933	945,164
5.50% due 02/15/34	452,853	469,869
5.50% due 03/15/34	4,878,667	5,061,998
5.50% due 04/15/34	147,944	153,504
5.50% due 05/15/34	239,869	248,883
5.50% due 06/15/34	131,446	136,385
5.50% due 07/15/34	157,338	163,250
5.50% due 08/15/34	102,173	106,012
5.50% due 09/15/34	1,461,792	1,516,723
5.50% due 10/15/34	1,509,787	1,566,522
5.50% due 04/15/36	145,990	151,202
5.50% due 01/15/37	22,104,408	22,872,882
5.50% due 04/15/37	7,457,717	7,711,174
6.00% due 03/15/28	40,559	42,630
6.00% due 06/15/28	20,033	21,056
6.00% due 08/15/28	94,836	99,678
6.00% due 09/15/28	85,826	90,208
6.00% due 10/15/28	50,988	53,591
6.00% due 11/15/28	17,489	18,382
6.00% due 12/15/28	261,541	273,904
6.00% due 03/15/29	3,334	3,507
6.00% due 04/15/29	10,335	10,872
6.00% due 07/15/31	5,215	5,486
6.00% due 01/15/32	51,851	54,498
6.00% due 02/15/32	1,841	1,935
6.00% due 07/15/32	19,492	20,488
6.00% due 09/15/32	27,910	29,335
6.00% due 10/15/32	916,526	963,320
6.00% due 11/15/32	36,833	38,714
6.00% due 01/15/33	8,056	8,462

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

6.00% due 02/15/33	$129,619	$136,156
6.00% due 03/15/33	149,712	157,262
6.00% due 04/15/33	133,939	140,693
6.00% due 05/15/33	181,426	190,576
6.00% due 12/15/33	127,214	132,661
6.00% due 08/15/34	21,459	22,488
6.00% due 09/15/34	407,117	426,630
6.00% due 10/15/34	272,082	285,123
6.50% due 04/15/11	419	447
6.50% due 01/15/12	3,667	3,916
6.50% due 02/15/12	3,424	3,656
6.50% due 10/15/12	5,795	6,189
6.50% due 11/15/12	13,055	13,943
6.50% due 01/15/13	5,982	6,394
6.50% due 05/15/13	16,038	17,141
6.50% due 01/15/14	57,399	61,320
6.50% due 02/15/14	3,559	3,802
6.50% due 03/15/14	110,643	118,202
6.50% due 04/15/14	89,494	95,608
6.50% due 05/15/14	146,452	156,458
6.50% due 06/15/14	4,353	4,652
6.50% due 07/15/14	2,835	3,028
6.50% due 08/15/14	112,012	119,664
6.50% due 10/15/14	220	235
6.50% due 05/15/23	9,637	10,241
6.50% due 06/15/23	13,024	13,840
6.50% due 07/15/23	62,475	66,393
6.50% due 08/15/23	11,000	11,690
6.50% due 10/15/23	54,855	58,293
6.50% due 11/15/23	92,374	98,164
6.50% due 12/15/23	196,506	208,828
6.50% due 03/15/26	49,675	53,332
6.50% due 02/15/27	7,972	8,557
6.50% due 12/15/27	5,371	5,784
6.50% due 01/15/28	68,938	74,459
6.50% due 02/15/28	78,855	85,164
6.50% due 03/15/28	148,049	159,875
6.50% due 04/15/28	127,886	138,123
6.50% due 05/15/28	223,097	240,953
6.50% due 06/15/28	276,153	298,257
6.50% due 07/15/28	259,993	280,802
6.50% due 08/15/28	231,323	249,839
6.50% due 09/15/28	265,183	286,410
6.50% due 10/15/28	745,990	805,697
6.50% due 11/15/28	187,702	202,691
6.50% due 12/15/28	216,434	233,741
6.50% due 01/15/29	4,329	4,673
6.50% due 02/15/29	53,591	57,849
6.50% due 03/15/29	50,218	54,205
6.50% due 04/15/29	44,122	47,626
6.50% due 05/15/29	173,027	186,767
6.50% due 06/15/29	74,126	80,013
6.50% due 03/15/31	16,593	17,875
6.50% due 04/15/31	49,320	53,138
6.50% due 05/15/31	299,890	323,084
6.50% due 06/15/31	286,132	308,229
6.50% due 07/15/31	469,340	505,587
6.50% due 08/15/31	172,782	186,126
6.50% due 09/15/31	234,897	253,037
6.50% due 10/15/31	342,487	369,048
6.50% due 11/15/31	80,464	86,677
6.50% due 12/15/31	38,111	41,054
6.50% due 01/15/32	475,449	511,127
6.50% due 02/15/32	159,673	171,654
6.50% due 03/15/32	2,103	2,260
6.50% due 04/15/32	165,759	178,197
6.50% due 05/15/32	354,886	381,517
7.00% due 09/15/10	1,168	1,209
7.00% due 01/15/11	4,745	5,008
7.00% due 03/15/11	13,229	13,962
7.00% due 04/15/11	1,520	1,604
7.00% due 05/15/11	9,913	10,463
7.00% due 07/15/11	14,887	15,711
7.00% due 08/15/11	1,657	1,749
7.00% due 09/15/11	31,049	32,770
7.00% due 11/15/11	8,622	9,100
7.00% due 12/15/11	28,100	29,658
7.00% due 01/15/12	29,337	31,274
7.00% due 12/15/12	10,717	11,424
7.00% due 11/15/31	410,631	444,984
7.00% due 03/15/32	39,649	43,133
7.00% due 01/15/33	101,997	110,465
7.00% due 05/15/33	280,857	303,736
7.00% due 07/15/33	207,193	223,913
7.00% due 10/15/34	40,018	43,534
8.00% due 09/15/29	6,812	7,704
8.00% due 10/15/29	502	568
8.00% due 11/15/29	10,015	11,328
8.00% due 12/15/29	23,158	26,192
8.00% due 01/15/30	32,607	36,898
8.00% due 03/15/30	838	948
8.00% due 04/15/30	112,003	126,734
8.00% due 06/15/30	1,958	2,216
8.00% due 08/15/30	21,186	23,972
8.00% due 09/15/30	32,464	36,735
8.00% due 11/15/30	12,141	13,737
8.00% due 12/15/30	6,129	6,936
8.00% due 02/15/31	78,526	88,616
8.00% due 03/15/31	34,054	38,429
10.00% due 03/20/14	3,868	4,193
10.00% due 06/20/14	1,666	1,806
10.00% due 07/20/14	4,501	4,879
10.00% due 04/20/16	14,681	15,962
10.00% due 05/20/16	6,708	7,292
10.00% due 08/20/16	2,091	2,273
10.00% due 01/20/17	5,253	5,693
10.00% due 02/20/17	4,660	5,050
10.00% due 03/20/17	9,244	10,024
12.00% due 01/20/16	200	206
12.75% due 07/15/14	25,067	28,729
13.50% due 09/20/14	1,475	1,737
REMIC Series 2005-74 Class HB 7.50% due 09/15/35(4)	1,230,562	1,352,340

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

Series 2005-74 Class HC 7.50% due 09/16/35(4)	$439,840	$481,105
Series 2005-74, Class HA 7.50% due 09/16/35(4)	318,178	350,915

		253,979,707

Regional Authority — 0.9%
U.S. Department of Housing and Urban Development Sec. Notes 5.05% due 08/01/13	10,000,000	10,928,890

Sovereign Agency — 0.3%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,730,042
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,371,658

		3,101,700

Total U.S. Government Agencies (cost $581,309,730)		602,506,977

U.S. GOVERNMENT TREASURIES — 12.7%
U.S. Treasury Bonds — 1.9%
4.25% due 05/15/39	22,000,000	21,776,480

U.S. Treasury Notes — 10.8%
1.38% due 05/15/12	20,000,000	19,887,600
1.88% due 02/28/14	22,000,000	21,431,080
2.75% due 02/15/19	62,000,000	58,066,720
3.13% due 09/30/13	24,500,000	25,346,010

		124,731,410

Total U.S. Government Treasuries (cost $150,495,092)		146,507,890

Total Long-Term Investment Securities (cost $1,057,215,400)		1,069,334,366

REPURCHASE AGREEMENTS — 4.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01 /09 in the amount of $399,000 and collateralized by $410,000 of United States Treasury Bills, bearing interest at 0.16% due 08/06/09 and having an approximate value of $409,959	399,000	399,000
UBS Securities, LLC Joint Repurchase Agreement(5)	55,390,000	55,390,000

Total Repurchase Agreements (cost $55,789,000)		55,789,000

TOTAL INVESTMENTS (cost $1,113,004,400)(6)	97.5%	1,125,123,366
Other assets less liabilities	2.5	28,413,251

NET ASSETS	100.0%	$1,153,536,617

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $44,095,227 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(2)	Variable Rate Security — the rate reflected is as of June 30, 2009, maturity date reflects the stated maturity date.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	See Note 2 for details of Joint Repurchase Agreement.
(6)	See Note 6 for cost of investments on a tax basis.

REMIC  — Real Estate Mortgage Investment Conduit

STRIPS —	Separate trading of registered interest and principal of securities.
TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 2):

	Level 1 —	Level 2 —	Level 3 —
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$87,468,802	$—	$87,468,802
U.S. Corporate Bonds & Notes	—	202,168,999	—	202,168,999
Foreign Corporate Bonds & Notes	—	15,656,621	—	15,656,621
U.S. Municipal Bonds & Notes	—	15,025,077	—	15,025,077
U.S. Government Agencies	—	602,506,977	—	602,506,977
U.S. Government Treasuries	146,507,890	—	—	146,507,890
Repurchase Agreements	—	55,789,000	—	55,789,000

Total	$146,507,890	$978,615,476	$—	$1,125,123,366

See Notes to Financial Statements

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	8.1%
Federal Home Loan Mtg. Corp.	8.1
Repurchase Agreement	4.7
Real Estate Investment Trusts	4.7
Electric-Integrated	3.6
Diversified Banking Institutions	3.3
Medical-Drugs	3.2
Computers	2.7
Oil Companies-Integrated	2.5
Telephone-Integrated	2.2
Diversified Financial Services	1.8
Pipelines	1.6
Government National Mtg. Assoc.	1.6
Electronic Components-Semiconductors	1.5
Oil Companies-Exploration & Production	1.5
Commercial Services-Finance	1.4
Banks-Super Regional	1.4
Banks-Commercial	1.3
Diversified Manufacturing Operations	1.2
Insurance-Multi-line	1.2
Retail-Restaurants	1.2
Medical Products	1.1
Medical Instruments	1.1
Retail-Discount	1.1
Food-Misc.	1.0
Multimedia	1.0
Medical-Biomedical/Gene	1.0
Transport-Rail	0.9
Networking Products	0.9
Wireless Equipment	0.9
Medical-Wholesale Drug Distribution	0.9
Telecom Services	0.8
Aerospace/Defense	0.8
Non-Hazardous Waste Disposal	0.7
U.S. Treasury Bonds	0.7
Beverages-Non-alcoholic	0.7
Banks-Fiduciary	0.6
Web Portals/ISP	0.6
Toys	0.6
Applications Software	0.6
E-Commerce/Products	0.6
Publishing-Books	0.5
Semiconductor Components-Integrated Circuits	0.5
Casino Services	0.5
Tobacco	0.5
Cosmetics & Toiletries	0.5
Insurance-Property/Casualty	0.5
Auto-Cars/Light Trucks	0.5
Insurance-Reinsurance	0.5
Instruments-Scientific	0.5
Gas-Distribution	0.5
Diversified Minerals	0.5
Athletic Footwear	0.5
Food-Retail	0.4
Agricultural Chemicals	0.4
Finance-Investment Banker/Broker	0.4
Gold Mining	0.4
Steel-Producers	0.4
Sovereign	0.4
Oil & Gas Drilling	0.4
Schools	0.4
Cable/Satellite TV	0.4%
Insurance-Life/Health	0.4
Enterprise Software/Service	0.4
Consumer Products-Misc.	0.4
Medical-Generic Drugs	0.4
Metal-Copper	0.4
Cellular Telecom	0.4
Import/Export	0.3
Entertainment Software	0.3
Investment Management/Advisor Services	0.3
Retail-Regional Department Stores	0.3
Oil Refining & Marketing	0.3
Machinery-Farming	0.3
Energy-Alternate Sources	0.3
Auto-Heavy Duty Trucks	0.3
Savings & Loans/Thrifts	0.3
Retail-Consumer Electronics	0.3
Retail-Building Products	0.3
Airlines	0.3
Cable TV	0.3
Electronic Connectors	0.2
Beverages-Wine/Spirits	0.2
Distribution/Wholesale	0.2
Aerospace/Defense-Equipment	0.2
Cruise Lines	0.2
E-Commerce/Services	0.2
Transport-Services	0.2
Television	0.2
Electric Products-Misc.	0.2
Real Estate Operations & Development	0.2
Apparel Manufacturers	0.2
Chemicals-Diversified	0.2
Retail-Bedding	0.2
Computers-Integrated Systems	0.2
Auto/Truck Parts & Equipment-Original	0.2
Brewery	0.2
Pharmacy Services	0.2
Chemicals-Specialty	0.2
Forestry	0.1
Engineering/R&D Services	0.1
Transport-Marine	0.1
Food-Wholesale/Distribution	0.1
Agricultural Operations	0.1
Food-Catering	0.1
Retail-Jewelry	0.1
Commercial Services	0.1
Dialysis Centers	0.1
Medical-HMO	0.1
Internet Security	0.1
Electronic Components-Misc.	0.1
Medical Labs & Testing Services	0.1
Mining	0.1
Retail-Auto Parts	0.1
Retail-Apparel/Shoe	0.1
Medical Information Systems	0.1
Retail-Drug Store	0.1
Coatings/Paint	0.1
Industrial Gases	0.1
Metal Processors & Fabrication	0.1
Machine Tools & Related Products	0.1
Electronic Parts Distribution	0.1

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited) — (continued)

Special Purpose Entities	0.1%
Medical-Hospitals	0.1
Electronic Forms	0.1
Food-Canned	0.1
Metal-Diversified	0.1
Quarrying	0.1
Semiconductor Equipment	0.1
Machinery-Pumps	0.1
Data Processing/Management	0.1
Containers-Paper/Plastic	0.1
Finance-Commercial	0.1
Metal-Aluminum	0.1
Computers-Memory Devices	0.1
Consulting Services	0.1
Rental Auto/Equipment	0.1
Machinery-General Industrial	0.1
Internet Application Software	0.1
Diagnostic Kits	0.1
Oil-Field Services	0.1
Retail-Gardening Products	0.1
Building Products-Cement	0.1
Advertising Agencies	0.1
Medical-Outpatient/Home Medical	0.1
Human Resources	0.1

99.6%

*	Calculated as a percentage of net assets

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 63.0%
Advanced Materials — 0.0%
Ceradyne, Inc.†	150	$2,649

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	20,000	101,000

Aerospace/Defense — 0.6%
BAE Systems PLC ADR	10,000	224,500
Boeing Co.	3,225	137,063
Esterline Technologies Corp.†	3,000	81,210
Lockheed Martin Corp.	3,600	290,340
Northrop Grumman Corp.	1,100	50,248
Raytheon Co.	4,300	191,049
Spirit Aerosystems Holdings, Inc., Class A†	8,100	111,294
Teledyne Technologies, Inc.†	1,200	39,300
TransDigm Group, Inc.†	3,000	108,600

		1,233,604

Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	3,000	149,910
Triumph Group, Inc.	2,500	100,000
United Technologies Corp.	4,400	228,624

		478,534

Agricultural Chemicals — 0.4%
Monsanto Co.	7,500	557,550
Potash Corp. of Saskatchewan, Inc.	400	37,220
Syngenta AG ADR	4,500	209,340
Yara International ASA ADR	5,000	139,600

		943,710

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co.	1,400	37,478

Airlines — 0.3%
Alaska Air Group, Inc.†	1,500	27,390
AMR Corp.†	13,900	55,878
Cathay Pacific Airways, Ltd. ADR	5,000	33,800
Continental Airlines, Inc., Class B†	7,700	68,222
Delta Air Lines, Inc.†	70,000	405,300

		590,590

Airport Development/Maintenance — 0.0%
Macquarie Airports Management, Ltd.(1)	23,600	43,106

Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	700	21,644
True Religion Apparel, Inc.†	821	18,308
VF Corp.	6,800	376,380

		416,332

Applications Software — 0.6%
Actuate Corp.†	6,617	31,629
Microsoft Corp.	52,000	1,236,040
Quest Software, Inc.†	8,300	115,702

		1,383,371

Athletic Footwear — 0.5%
NIKE, Inc., Class B	19,875	1,029,128

Audio/Video Products — 0.0%
Sony Corp. ADR	3,500	90,510

Auto-Cars/Light Trucks — 0.5%
Daimler AG	9,254	335,643
Fiat SpA ADR	13,000	132,470
Honda Motor Co., Ltd ADR	12,000	328,440
Toyota Motor Co. ADR	4,525	341,773

		1,138,326

Auto-Heavy Duty Trucks — 0.3%
New Flyer Industries, Inc.	16,800	142,124
PACCAR, Inc.	15,901	516,942

		659,066

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	8,875	192,765
Magna International, Inc. Class A	4,600	194,304

		387,069

Banks-Commercial — 1.1%
Banco Santander SA ADR	40,000	484,000
Bank of Nova Scotia	17,000	637,500
BB&T Corp.	8,000	175,840
City National Corp.	1,363	50,200
Cullen/Frost Bankers, Inc.	1,668	76,928
East West Bancorp, Inc.	1,241	8,054
F.N.B. Corp.	5,900	36,521
FirstMerit Corp.	4,291	72,861
Royal Bank of Canada	9,000	367,650
SVB Financial Group†	200	5,444
TCF Financial Corp.	6,330	84,632
Toronto-Dominion Bank	7,800	403,338
TrustCo Bank Corp. NY	9,500	56,145
Umpqua Holdings Corp.	492	3,818
Westamerica Bancorp	325	16,123

		2,479,054

Banks-Fiduciary — 0.6%
Northern Trust Corp.	8,972	481,617
The Bank of New York Mellon Corp.	32,658	957,206

		1,438,823

Banks-Super Regional — 1.0%
Capital One Financial Corp.	18,000	393,840
PNC Financial Services Group, Inc.	16,700	648,127
US Bancorp	11,300	202,496
Wells Fargo & Co.	45,958	1,114,941

		2,359,404

Beverages-Non-alcoholic — 0.7%
Hansen Natural Corp.†	16,500	508,530
PepsiAmericas, Inc.	200	5,362
PepsiCo, Inc.	8,475	465,786
The Coca-Cola Co.	11,500	551,885

		1,531,563

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	150	6,447
Constellation Brands, Inc., Class A†	11,000	139,480
Diageo PLC ADR	6,200	354,950

		500,877

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Brewery — 0.2%
Kirin Holdings Co., Ltd. ADR	5,500	$76,175
Molson Coors Brewing Co., Class B	3,900	165,087
SABMiller PLC ADR	6,200	126,356

		367,618

Building & Construction Products-Misc. — 0.0%
Simpson Manufacturing Co., Inc.	2,850	61,617

Building Products-Cement — 0.1%
Cemex SAB de CV ADR†	1,022	9,545
CRH PLC ADR	4,000	92,120

		101,665

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	1,725	57,408

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	500	3,715

Building-Residential/Commercial — 0.0%
KB Home	1,625	22,230

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	18,000	260,820
Time Warner Cable, Inc. Class A†	3,513	111,257

		372,077

Casino Services — 0.0%
Bally Technologies, Inc.†	3,000	89,760

Cellular Telecom — 0.4%
NTT DoCoMo, Inc. ADR	19,000	276,450
Vodafone Group PLC ADR	26,225	511,125

		787,575

Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co	6,800	174,216
FMC Corp.	2,000	94,600
Huntsman Corp.	16,600	83,498
Sociedad Quimica y Minera de Chile SA ADR	1,400	50,666

		402,980

Chemicals-Specialty — 0.2%
Ashland, Inc.	5,000	140,250
Cabot Corp.	5,600	70,448
Lubrizol Corp.	2,800	132,468

		343,166

Circuit Boards — 0.0%
Park Electrochemical Corp.	2,700	58,131

Coatings/Paint — 0.1%
RPM International, Inc.	4,700	65,988
Valspar Corp.	6,800	153,204

		219,192

Commercial Services — 0.1%
Steiner Leisure, Ltd.†	2,800	85,484
Weight Watchers International, Inc.	7,600	195,852

		281,336

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	11,800	418,192
Equifax, Inc.	3,200	83,520
Lender Processing Services, Inc.	6,131	170,258
Mastercard, Inc., Class A	6,000	1,003,860
Moody’s Corp.	3,500	92,225
Visa, Inc., Class A	22,600	1,407,076

		3,175,131

Computer Aided Design — 0.0%
ANSYS, Inc.†	2,100	65,436
Autodesk, Inc.†	750	14,235

		79,671

Computers — 2.6%
Apple, Inc.†	17,730	2,525,284
Hewlett-Packard Co.	48,850	1,888,052
International Business Machines Corp.	5,000	522,100
Research In Motion, Ltd.†	13,000	923,650

		5,859,086

Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	30,000	234,600
Diebold, Inc.	1,800	47,448
Echelon Corp.†	1,388	11,770
Jack Henry & Associates, Inc.	5,000	103,750

		397,568

Computers-Memory Devices — 0.1%
NetApp, Inc.†	6,800	134,096

Consulting Services — 0.1%
Huron Consulting Group, Inc.†	1,200	55,476
Navigant Consulting, Inc.†	6,000	77,520

		132,996

Consumer Products-Misc. — 0.4%
Clorox Co.	8,500	474,555
Jarden Corp.†	4,000	75,000
Kimberly-Clark Corp.	3,425	179,573
Tupperware Brands Corp.	3,600	93,672
WD-40 Co.	500	14,500

		837,300

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	3,300	53,460
Rock-Tenn Co., Class A	2,500	95,400

		148,860

Cosmetics & Toiletries — 0.5%
Chattem, Inc.†	1,700	115,770
The Estee Lauder Cos., Inc., Class A	17,050	557,024
The Procter & Gamble Co.	9,700	495,670

		1,168,464

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	7,493	149,560

Diagnostic Equipment — 0.0%
Immucor, Inc.†	4,000	55,040

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	5,000	$112,900
OraSure Technologies, Inc.†	477	1,178

		114,078

Dialysis Centers — 0.1%
DaVita, Inc.†	1,500	74,190
Fresenuis Medical Care AG ADR	4,600	207,000

		281,190

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	200	14,890
Merit Medical Systems, Inc.†	4,500	73,350

		88,240

Distribution/Wholesale — 0.2%
Genuine Parts Co.	14,437	484,506

Diversified Banking Institutions — 2.7%
Bank of America Corp.	8,400	110,880
Barclays PLC ADR	13,500	248,940
BNP Paribas ADR	6,000	194,580
HSBC Holdings PLC ADR	11,000	459,470
JPMorgan Chase & Co.	72,800	2,483,208
Mitsubishi UFJ Financial Group, Inc. ADR	20,000	122,800
Morgan Stanley	30,000	855,300
The Goldman Sachs Group, Inc.	9,800	1,444,912
UBS AG†	8,000	97,680

		6,017,770

Diversified Manufacturing Operations — 1.2%
3M Co.	4,900	294,490
Barnes Group, Inc.	2,100	24,969
Dover Corp.	3,000	99,270
General Electric Co.	43,350	508,062
Honeywell International, Inc.	8,500	266,900
Koppers Holdings, Inc.	1,800	47,466
Parker Hannifin Corp.	10,600	455,376
Siemens AG ADR	10,500	726,495
Teleflex, Inc.	3,658	163,988
Tomkins PLC ADR	23,000	223,560

		2,810,576

Diversified Minerals — 0.5%
Anglo American PLC ADR	16,835	246,464
BHP Billiton, Ltd. ADR	13,500	738,855
Vale SA ADR	8,100	142,803

		1,128,122

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	16,450	1,376,207

E-Commerce/Services — 0.2%
NetFlix, Inc.†	600	24,804
priceline.com, Inc.†	4,000	446,200

		471,004

Electric Products-Misc. — 0.2%
Emerson Electric Co.	13,100	424,440

Electric-Integrated — 2.0%
CMS Energy Corp.	15,000	181,200
Consolidated Edison, Inc.	4,000	149,680
DTE Energy Co.	3,400	108,800
E.ON AG ADR	8,500	301,078
Edison International	1,725	54,268
FPL Group, Inc.	18,400	1,046,224
Great Plains Energy, Inc.	2,300	35,765
Integrys Energy Group, Inc.	1,900	56,981
International Power PLC ADR	4,000	157,040
Northeast Utilities	10,100	225,331
Pepco Holdings, Inc.	3,400	45,696
PG&E Corp.	6,750	259,470
Progress Energy, Inc.	20,200	764,166
RWE AG ADR	2,500	197,500
SCANA Corp.	2,200	71,434
Scottish & Southern Energy PLC ADR	5,000	96,250
Wisconsin Energy Corp.	5,300	215,763
Xcel Energy, Inc.	30,200	555,982

		4,522,628

Electronic Components-Misc. — 0.1%
Delta Electronics (Thailand) PCL(9)	103,000	38,697
Garmin, Ltd.	2,100	50,022
Gentex Corp.	7,600	88,160
Technitrol, Inc.	10,600	68,582

		245,461

Electronic Components-Semiconductors — 1.5%
Broadcom Corp., Class A†	45,000	1,115,550
Intel Corp.	95,250	1,576,387
LSI Corp.†	4,366	19,909
Microchip Technology, Inc.	24,500	552,475
Microsemi Corp.†	4,000	55,200
QLogic Corp.†	2,550	32,334
Supertex, Inc.†	961	24,131

		3,375,986

Electronic Connectors — 0.2%
Amphenol Corp., Class A	17,000	537,880

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	1,000	5,470

Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,983	169,319

Electronic Measurement Instruments — 0.0%
FLIR Systems, Inc.†	375	8,460
Itron, Inc.†	1,000	55,070
Trimble Navigation, Ltd.†	1,695	33,273

		96,803

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	8,800	186,912

Energy-Alternate Sources — 0.3%
First Solar, Inc.†	4,300	697,116

Engineering/R&D Services — 0.1%
EMCOR Group, Inc.†	3,500	70,420
Jacobs Engineering Group, Inc.†	5,400	227,286

		297,706

Enterprise Software/Service — 0.4%
BMC Software, Inc.†	5,403	182,567
Informatica Corp.†	2,000	34,380
Omnicell, Inc.†	662	7,117

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Enterprise Software/Service (continued)

Oracle Corp.	12,239	$262,159
SAP AG ADR	6,300	253,197
Sybase, Inc.†	3,300	103,422

		842,842

Entertainment Software — 0.3%
Activision Blizzard, Inc.†	56,000	707,280
Take-Two Interactive Software, Inc.	5,000	47,350

		754,630

Finance-Investment Banker/Broker — 0.2%
Knight Capital Group, Inc., Class A†	5,000	85,250
Nomura Holdings, Inc. ADR	11,000	92,730
The Charles Schwab Corp.	14,900	261,346

		439,326

Food-Canned — 0.1%
Del Monte Foods Co.	18,000	168,840

Food-Catering — 0.1%
Compass Group PLC ADR	50,000	284,500

Food-Dairy Products — 0.0%
Dean Foods Co.†	2,543	48,800

Food-Misc. — 1.0%
American Italian Pasta Co., Class A†	2,500	72,850
B&G Foods, Inc.(2)	7,300	105,923
Campbell Soup Co.	600	17,652
General Mills, Inc.	959	53,723
Kraft Foods, Inc., Class A	26,790	678,859
Nestle SA ADR	17,500	658,350
Ralcorp Holdings, Inc.†	475	28,937
Unilever PLC ADR	18,000	423,000
Zhongpin, Inc.†	10,000	103,600

		2,142,894

Food-Retail — 0.4%
Dairy Farm International Holdings, Ltd. ADR	2,528	80,770
Koninklijke Ahold NV ADR	10,000	114,400
Safeway, Inc.	14,700	299,439
SUPERVALU, Inc.	4,000	51,800
The Kroger Co.	6,425	141,671
Whole Foods Market, Inc.†	15,000	284,700

		972,780

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	13,000	292,240

Forestry — 0.1%
Plum Creek Timber Co., Inc.	1,650	49,137
Weyerhaeuser Co.	8,575	260,937

		310,074

Gas-Distribution — 0.5%
Just Energy Income Fund	6,839	66,323
Northwest Natural Gas Co.	150	6,648
Sempra Energy	20,100	997,563
Vectren Corp.	2,600	60,918

		1,131,452

Gold Mining — 0.4%
Newmont Mining Corp.	22,700	927,749

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	5,100	53,091

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	5,000	81,100

Hotel/Motels — 0.0%
Red Lion Hotels Corp.†	11,050	53,040

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	1,848	11,790
Resources Connection, Inc.†	2,214	38,015
Robert Half International, Inc.	1,300	30,706
TrueBlue, Inc.†	2,100	17,640

		98,151

Import/Export — 0.3%
Mitsubishi Corp. ADR	21,000	768,600

Industrial Automated/Robotic — 0.0%
Intermec, Inc.†	500	6,450

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,100	200,229

Instruments-Scientific — 0.5%
Dionex Corp.†	2,371	144,702
FEI Co.†	3,400	77,860
Thermo Fisher Scientific, Inc.†	21,800	888,786
Waters Corp.†	400	20,588

		1,131,936

Insurance-Life/Health — 0.4%
Prudential PLC ADR	15,000	205,200
StanCorp Financial Group, Inc.	3,900	111,852
Torchmark Corp.	5,000	185,200
Unum Group	21,900	347,334

		849,586

Insurance-Multi-line — 1.2%
ACE, Ltd.	21,700	959,791
Allianz SE ADR	15,000	138,150
AXA SA ADR	19,000	360,240
HCC Insurance Holdings, Inc.	10,228	245,574
MetLife, Inc.	12,100	363,121
The Allstate Corp.	15,176	370,295
United Fire & Casualty Co.	1,700	29,155
Zurich Financial Services AG ADR	18,000	317,880

		2,784,206

Insurance-Property/Casualty — 0.5%
Fidelity National Financial, Inc., Class A	38,455	520,296
Mercury General Corp.	900	30,087
The Travelers Cos., Inc.	6,000	246,240
Tokio Marine Holdings, Inc. ADR	10,000	273,500
Zenith National Insurance Corp.	3,700	80,438

		1,150,561

Insurance-Reinsurance — 0.0%
Max Re Capital, Ltd.	5,648	104,262

Internet Application Software — 0.1%
Art Technology Group, Inc.†	8,641	32,836
S1 Corp.†	12,000	82,800

		115,636

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Internet Security — 0.1%
Blue Coat Systems, Inc.†	3,000	$49,620
Symantec Corp.†	13,300	206,948

		256,568

Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	3,000	97,200

Investment Companies — 0.0%
Apollo Investment Corp.	5,200	31,200

Investment Management/Advisor Services — 0.3%
AllianceBernstein Holding LP	6,452	129,621
Franklin Resources, Inc.	8,650	622,886

		752,507

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	1,000	11,180

Leisure Products — 0.0%
WMS Industries, Inc.†	2,000	63,020

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	5,385	194,075

Machinery-Farming — 0.3%
Deere & Co.	13,600	543,320
Kubota Corp. ADR	4,000	163,680

		707,000

Machinery-General Industrial — 0.1%
IDEX Corp.	2,950	72,482
Middleby Corp.†	1,000	43,920

		116,402

Machinery-Material Handling — 0.0%
Cascade Corp.	750	11,798

Machinery-Pumps — 0.1%
Flowserve Corp.	2,200	153,582

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	2,200	84,282
IMS Health, Inc.	10,001	127,013
Quality Systems, Inc.	201	11,449

		222,744

Medical Instruments — 1.1%
Beckman Coulter, Inc.	2,074	118,508
Boston Scientific Corp.†	35,000	354,900
Edwards Lifesciences Corp.†	2,450	166,673
Intuitive Surgical, Inc.†	5,000	818,300
Kensey Nash Corp.†	4,000	104,840
Medtronic, Inc.	4,200	146,538
St. Jude Medical, Inc.†	18,000	739,800
Techne Corp.	650	41,477

		2,491,036

Medical Labs & Testing Services — 0.1%
CML Healthcare Income Fund(2)	5,600	61,000
Covance, Inc.†	3,600	177,120

		238,120

Medical Products — 1.1%
Baxter International, Inc.	29,900	1,583,504
Becton, Dickinson & Co.	3,300	235,323
Johnson & Johnson	10,000	568,000
Varian Medical Systems, Inc.†	3,000	105,420

		2,492,247

Medical-Biomedical/Gene — 1.0%
Affymax, Inc.†	4,000	73,720
Amgen, Inc.†	19,400	1,027,036
Bio-Rad Laboratories, Inc., Class A†	600	45,288
Cubist Pharmaceuticals, Inc.†	2,000	36,660
Dendreon Corp.†	1,450	36,032
Gilead Sciences, Inc.†	10,650	498,846
Human Genome Sciences, Inc.†	30,000	85,800
Life Technologies Corp.†	1,465	61,120
Martek Biosciences Corp.	1,200	25,380
Myriad Genetics, Inc.†	7,200	256,680

		2,146,562

Medical-Drugs — 3.2%
Abbott Laboratories	25,600	1,204,224
Allergan, Inc.	3,736	177,759
AstraZeneca PLC ADR	7,800	344,292
Biovail Corp.	6,400	86,080
Bristol-Myers Squibb Co.	81,750	1,660,342
Cephalon, Inc.†	6,000	339,900
Eli Lilly & Co.	7,000	242,480
GlaxoSmithKline PLC ADR	6,500	229,710
Merck & Co., Inc.	13,000	363,480
Myriad Pharmaceuticals, Inc.	1,800	8,370
Novartis AG ADR	14,300	583,297
Novo Nordisk A/S ADR	6,000	326,760
PharMerica Corp.†	3,001	58,910
Roche Holding AG ADR	14,800	504,828
Schering-Plough Corp.	12,600	316,512
Shire PLC ADR	3,500	145,180
Wyeth	14,300	649,077

		7,241,201

Medical-Generic Drugs — 0.4%
Mylan, Inc.†	14,800	193,140
Teva Pharmaceutical Industries, Ltd. ADR	11,800	582,212
Watson Pharmaceuticals, Inc.†	1,750	58,958

		834,310

Medical-HMO — 0.0%
Health Net, Inc.†	750	11,663

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	3,500	170,975

Medical-Nursing Homes — 0.0%
Skilled Healthcare Group, Inc. Class A†	8,400	63,000
Sun Healthcare Group, Inc.†	1,500	12,660

		75,660

Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,400	46,228
LHC Group, Inc.†	2,400	53,304

		99,532

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	2,000	$35,480
McKesson Corp.	7,275	320,100

		355,580

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,175	85,810
Sims Group, Ltd. ADR	3,200	65,984
Sims Metal Management, Ltd.(1)(2)	2,300	47,886

		199,680

Metal-Aluminum — 0.1%
Alcoa, Inc.	13,700	141,521

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	16,000	801,760

Metal-Diversified — 0.1%
Rio Tinto PLC ADR	1,000	163,870

Mining — 0.1%
Dominion Mining, Ltd.(1)	17,600	65,593
Lihir Gold, Ltd. ADR†	7,000	162,540

		228,133

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	500	8,105

Multimedia — 0.3%
The Walt Disney Co.	20,300	473,599
WPP PLC ADR	4,500	149,670

		623,269

Networking Products — 0.9%
Cisco Systems, Inc.†	95,300	1,776,392
Juniper Networks, Inc.†	10,000	236,000
Polycom, Inc.†	1,300	26,351

		2,038,743

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	9,795	239,096
Waste Connections, Inc.†	2,600	67,366

		306,462

Office Automation & Equipment — 0.0%
Canon, Inc. ADR	2,700	87,831

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	1,000	83,050
Nabors Industries, Ltd.†	8,508	132,555
Transocean, Ltd.†	9,001	668,684

		884,289

Oil Companies-Exploration & Production — 1.3%
Apache Corp.	1,850	133,477
Berry Petroleum Co., Class A	3,130	58,187
Chesapeake Energy Corp.	30,000	594,900
Cimarex Energy Co.	4,600	130,364
CNOOC, Ltd. ADR	200	24,606
Comstock Resources, Inc.†	1,900	62,795
Daylight Resources Trust(2)	9,800	62,044
Devon Energy Corp.	1,350	73,575
Enerplus Reserve Fund(2)	13,500	290,115
Occidental Petroleum Corp.	6,275	412,958
Penn West Energy Trust(2)	28,700	365,351
Southwestern Energy Co.†	3,600	139,860
Talisman Energy, Inc.	19,300	275,797
Vermilion Energy Trust	2,600	65,338
XTO Energy, Inc.	5,900	225,026
Zargon Energy Trust	4,700	64,207

		2,978,600

Oil Companies-Integrated — 2.0%
BG Group PLC ADR	5,000	421,750
BP PLC ADR	7,600	362,368
Chevron Corp	17,600	1,166,000
ENI SpA ADR	7,500	355,575
Exxon Mobil Corp.	15,000	1,048,650
Marathon Oil Corp.	11,800	355,534
Royal Dutch Shell PLC ADR	7,000	351,330
Total SA ADR	10,375	562,636

		4,623,843

Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	10,780	141,326
Sunoco, Inc.	1,100	25,520
Valero Energy Corp.	9,600	162,144

		328,990

Oil-Field Services — 0.1%
Matrix Service Co.†	9,000	103,320

Paper & Related Products — 0.0%
Kimberly-Clark de Mexico SAB de CV ADR	3,200	61,280

Pharmacy Services — 0.2%
Express Scripts, Inc.†	3,800	261,250
Omnicare, Inc.	4,000	103,040

		364,290

Pipelines — 0.5%
El Paso Corp.	17,000	156,910
Enterprise Productions Partners LP	13,844	345,269
Kinder Morgan Energy Partners LP	4,938	252,431
ONEOK, Inc.	1,900	56,031
Spectra Energy Corp.	14,200	240,264

		1,050,905

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	2,300	73,738
SunPower Corp., Class B†	516	12,358

		86,096

Publishing-Books — 0.1%
Reed Elsevier NV ADR	8,000	176,240

Real Estate Investment Trusts — 3.9%
Acadia Realty Trust	4,673	60,983
Alexandria Real Estate Equities, Inc.	6,099	218,283
AMB Property Corp.	10,600	199,386
American Campus Communities, Inc.	2,000	44,360
American Capital Agency Corp.	2,100	48,237
Annaly Capital Management, Inc.	35,100	531,414
Apartment Investment & Management Co., Class A	13,000	115,050
AvalonBay Communities, Inc.	3,673	205,468
Boston Properties, Inc.	8,700	414,990

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)

Brandywine Realty Trust	10,000	$74,500
Capital Lease Funding, Inc.	9,700	26,772
DiamondRock Hospitality Co.	8,000	50,080
Digital Realty Trust, Inc.	3,800	136,230
Douglas Emmett, Inc.	4,300	38,657
EastGroup Properties, Inc.	2,000	66,040
Entertainment Properties Trust	5,700	117,420
Equity Lifestyle Properties, Inc.	2,500	92,950
Equity Residential	5,500	122,265
Essex Property Trust, Inc.	2,300	143,129
Federal Realty Investment Trust	4,000	206,080
Hatteras Financial Corp.	1,700	48,603
HCP, Inc.	35,415	750,444
Health Care REIT, Inc.	16,800	572,880
Home Properties, Inc.	5,500	187,550
Host Hotels & Resorts, Inc.	14,300	119,977
Kimco Realty Corp.	30,981	311,359
Mack-Cali Realty Corp.	4,000	91,200
Medical Properties Trust, Inc.	10,600	64,342
Mid-America Apartment Communities, Inc.	2,300	84,433
National Retail Properties, Inc.	4,000	69,400
Nationwide Health Properties, Inc.	38,925	1,001,929
Omega Healthcare Investors, Inc.	6,900	107,088
ProLogis	17,000	137,020
PS Business Parks, Inc.	1,200	58,128
Public Storage	8,200	536,936
Saul Centers, Inc.	1,000	29,570
Simon Property Group, Inc.	10,914	561,307
SL Green Realty Corp.	3,300	75,702
Tanger Factory Outlet Centers, Inc.	7,900	256,197
Taubman Centers, Inc.	4,000	107,440
The Macerich Co.	3,200	56,352
Ventas, Inc.	11,500	343,390
Vornado Realty Trust	8,015	360,915
Weingarten Realty Investors, Inc.	2,600	37,726

		8,882,182

Real Estate Operations & Development — 0.1%
Brookfield Asset Management, Inc., Class A	16,000	273,120

Rental Auto/Equipment — 0.1%
Aaron’s Inc.	2,535	75,594
McGrath RentCorp.	2,600	49,556

		125,150

Research & Development — 0.0%
Exponent, Inc.†	2,000	49,020

Respiratory Products — 0.0%
ResMed, Inc.†	1,125	45,821

Retail-Apparel/Shoe — 0.1%
Nordstrom, Inc.	9,023	179,467
Ross Stores, Inc.	1,150	44,390

		223,857

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	1,500	226,665

Retail-Automobile — 0.0%
Copart, Inc.†	2,400	83,208

Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	13,000	399,750

Retail-Building Products — 0.3%
Home Depot, Inc.	25,300	597,839

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	19,500	653,055

Retail-Discount — 1.1%
Big Lots, Inc.†	7,000	147,210
BJ’s Wholesale Club, Inc.†	4,000	128,920
Costco Wholesale Corp.	11,025	503,842
Dollar Tree, Inc.†	9,500	399,950
Wal-Mart Stores, Inc.	26,400	1,278,816

		2,458,738

Retail-Drug Store — 0.1%
CVS Caremark Corp.	6,900	219,903

Retail-Gardening Products — 0.1%
Tractor Supply Co.†	2,500	103,300

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,000	104,100
Tiffany & Co.	7,000	177,520

		281,620

Retail-Petroleum Products — 0.0%
Suburban Propane Partners, LP	2,200	92,774

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†	17,000	726,750

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc., Class A†	1,300	104,000
Jack in the Box, Inc.†	2,171	48,739
McDonald’s Corp.	38,300	2,201,867
Starbucks Corp.†	24,050	334,054

		2,688,660

Savings & Loans/Thrifts — 0.3%
Hudson City Bancorp, Inc.	22,400	297,696
Washington Federal, Inc.	27,640	359,320

		657,016

Schools — 0.4%
Apollo Group, Inc., Class A†	10,300	732,536
Capella Education Co.†	1,000	59,950
DeVry, Inc.	1,600	80,064

		872,550

Semiconductor Components-Integrated Circuits — 0.5%
Cypress Semiconductor Corp.†	2,550	23,460
Integrated Device Technology, Inc.†	15,000	90,600
Linear Technology Corp.	1,800	42,030
Marvell Technology Group, Ltd.†	47,000	547,080
Maxim Integrated Products, Inc.	6,600	103,554
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,439	408,761

		1,215,485

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	4,000	$43,880
KLA-Tencor Corp.	800	20,200
Novellus Systems, Inc.†	600	10,020
Ultratech, Inc.†	6,500	80,015

		154,115

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	850	29,546

Steel-Producers — 0.3%
ArcelorMittal	5,000	165,400
Nucor Corp.	5,000	222,150
Reliance Steel & Aluminum Co.	1,800	69,102
Schnitzer Steel Industries, Inc., Class A	2,655	140,343

		596,995

Telecom Services — 0.4%
BCE, Inc.	15,600	322,296
Consolidated Communications Holdings, Inc.	6,300	73,773
Embarq Corp.	5,800	243,948
Iowa Telecommunications Services, Inc.	4,300	53,793
MasTec, Inc.†	5,000	58,600
NTELOS Holdings Corp.	2,000	36,840

		789,250

Telecommunication Equipment — 0.0%
Comtech Telecommunications Corp.†	1,200	38,256
Nortel Networks Corp.†	202	9

		38,265

Telephone-Integrated — 2.0%
AT&T, Inc.	48,600	1,207,224
CenturyTel, Inc.	2,000	61,400
France Telecom SA ADR	8,000	182,480
Nippon Telegraph & Telephone Corp. ADR	14,400	293,040
Qwest Communications International, Inc.	42,000	174,300
Royal KPN NV ADR	15,000	207,750
Sprint Nextel Corp.†	105,000	505,050
Telecom Italia SpA ADR	11,000	151,360
Telefonica SA ADR	6,000	407,340
Verizon Communications, Inc.	34,950	1,074,014
Windstream Corp.	20,353	170,151

		4,434,109

Television — 0.2%
CBS Corp., Class B	61,575	426,099

Textile-Apparel — 0.0%
Cherokee, Inc.	3,400	67,388

Therapeutics — 0.0%
Allos Therapeutics, Inc.†	8,000	66,320

Tobacco — 0.5%
Altria Group, Inc.	20,000	327,800
British American Tobacco PLC ADR	7,000	390,600
Imperial Tobacco Group PLC ADR	5,600	290,920
Reynolds American, Inc.	4,500	173,790

		1,183,110

Toys — 0.6%
Hasbro, Inc.	1,900	46,056
Mattel, Inc.	67,650	1,085,782
Nintendo Co., Ltd. ADR	8,200	282,654

		1,414,492

Transactional Software — 0.0%
Solera Holdings, Inc.†	3,500	88,900

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	2,200	15,818

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	2,000	46,880
General Maritime Corp.	4,000	39,560
Tidewater, Inc.	3,500	150,045
Torm A/S ADR	5,800	59,740

		296,225

Transport-Rail — 0.9%
Norfolk Southern Corp.	13,200	497,244
Union Pacific Corp.	27,700	1,442,062

		1,939,306

Transport-Services — 0.1%
Expeditors International of Washington, Inc.	5,150	171,701

Transport-Truck — 0.0%
Con-way, Inc.	1,062	37,499

Travel Services — 0.0%
Ambassadors Group, Inc.	2,302	31,699

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	3,231	64,814

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	3,113	83,117

Water — 0.0%
California Water Service Group	1,550	57,102

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	1,535	10,868

Web Portals/ISP — 0.6%
Google, Inc., Class A†	3,350	1,412,326
Yahoo!, Inc.†	700	10,962

		1,423,288

Wireless Equipment — 0.9%
Nokia OYJ ADR	15,000	218,700
QUALCOMM, Inc.	32,750	1,480,300
Telefonaktiebolaget LM Ericsson ADR	21,000	205,380
ViaSat, Inc.†	3,000	76,920

		1,981,300

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	1,437	$10,476

Total Common Stock (cost $159,525,218)		141,514,479

PREFERRED STOCK — 0.6%
Banks-Super Regional — 0.0%
National City Capital Trust III 6.63%	800	15,024
National City Capital Trust IV 8.00%	1,000	22,200

		37,224

Finance-Commercial — 0.0%
CTT Group, Inc. 7.75%	6,500	40,365

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd. 5.63%	25,000	1,031,250

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	3,200	43,136
Ashford Hospitality Trust, Inc. Series A 8.55%	3,500	40,145
CapLease, Inc. Series A 8.13%	900	16,191
HRPT Properties Trust 6.50%	2,500	32,150
Huntington Preferred Capital, Inc. 7.88%	1,700	30,073

		161,695

Total Preferred Stock (cost $1,554,798)		1,270,534

ASSET BACKED SECURITIES — 1.8%
Diversified Financial Services — 1.8%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34(3)	$784,642	776,476
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A33 5.50% due 10/25/35(3)	160,109	159,218
Countrywide Home Loans Series 2003-50, Class A1 5.00% due 11/25/18(3)	533,741	530,906
Countrywide Home Loans Series 2004-4, Class A5 5.25% due 05/25/34(3)	1,244,745	1,190,921
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(3)	689,963	656,974
Lehman Mtg. Trust Series 2006-2, Class 2A2 5.75% due 04/25/36(3)	296,895	270,713
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(3)	1,000,000	556,905

Total Asset Backed Securities (cost $4,581,540)		4,142,113

CORPORATE BONDS & NOTES — 10.2%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	533,730

Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.20% due 01/22/13*	250,000	252,956

Airlines — 0.0%
Northwest Airlines, Inc. Company Guar. Sec. Pass Through Certs. Series 96-1 8.97% due 01/02/15(4)(5)	26,006	3

Banks-Commercial — 0.2%
SunTrust Bank FDIC Guar. Notes 3.00% due 11/16/11	500,000	515,871

Banks-Super Regional — 0.3%
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	730,388

Cable TV — 0.3%
Comcast Cable Holdings, Inc. Company Guar. Notes 7.88% due 08/01/13	500,000	568,883
FrontierVision Operating Partnership LP Senior Sub. Notes 11.00% due 10/15/49†(4)(5)	500,000	0

		568,883

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	479,428

Casino Services — 0.5%
OED Corp./Diamond Jo LLC Company Guar. Notes 8.75% due 04/15/12	1,250,000	1,118,750

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	260,935

Diversified Banking Institutions — 0.6%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	989,215
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	466,005

		1,455,220

Electric-Integrated — 1.6%
Florida Power Corp. 1st Mtg. Bonds 6.35% due 09/15/37	500,000	551,812
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	490,754

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)

Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	$1,000,000	$790,000
Oncor Electric Delivery Co. Senior Sec. Notes 7.00% due 09/01/22	500,000	528,036
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	950,675
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	250,000	264,171

		3,575,448

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22 †(4)(5)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22†(4)(5)	1,500,000	0

		0

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	104,480

Finance-Investment Banker/Broker — 0.2%
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	499,114

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 5.13% due 12/03/12	204,000	218,069

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	252,697

Medical-Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc. Senior Notes 6.75% due 02/15/11	1,500,000	1,579,062

Multimedia — 0.8%
COX Enterprises, Inc. Senior Notes 7.88% due 09/15/10*	1,500,000	1,553,775
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	161,168

		1,714,943

Non-Hazardous Waste Disposal — 0.6%
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	750,000	765,000
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	521,030

		1,286,030

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 6.25% due 04/15/12	270,000	291,793

Oil Refining & Marketing — 0.2%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	400,000	380,000

Pipelines — 1.1%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,500,000	1,483,609
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	543,866
Southern Natural Gas Co. Senior Notes 8.00% due 03/01/32	500,000	529,058

		2,556,533

Publishing-Books — 0.5%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	1,050,083

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	154,887

Real Estate Investment Trusts — 0.7%
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	661,874
Shurgard Storage Centers, Inc. Senior Notes 5.88% due 03/15/13	1,000,000	887,939

		1,549,813

Real Estate Operations & Development — 0.1%
ERP Operating LP Senior Notes 5.50% due 10/01/12	150,000	150,213

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13(6)	125,000	63

Special Purpose Entity — 0.1%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	172,500

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	315,598

Telecom Services — 0.4%
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,000,000	1,007,500

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	156,001

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	$250,000	$262,181

Total Corporate Bonds & Notes (cost $23,637,568)		23,193,172

FOREIGN CORPORATE BONDS & NOTES — 0.9%
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	477,500

Oil Companies-Integrated — 0.4%
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	971,093

Telephone-Integrated — 0.2%
Royal KPN NV Senior Notes 8.00% due 10/01/10	350,000	367,247

Transport-Rail — 0.1%
Canadian National Railway Co. Senior Notes 4.25% due 08/01/09	125,000	125,265

Total Foreign Corporate Bonds & Notes (cost $1,958,972)		1,941,105

FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $692,128)	791,000	885,920

U.S. GOVERNMENT AGENCIES — 17.8%
Federal Home Loan Mtg. Corp. — 8.1%
4.50% due 07/01/19	724,189	744,527
4.50% due 06/01/35	1,095,048	1,093,497
5.00% due 06/01/33	459,824	469,389
5.00% due 08/01/33	1,270,102	1,297,614
5.00% due 05/01/34	1,998,270	2,042,528
5.00% due 04/01/35	632,018	646,016
5.50% due 11/01/17	149,967	158,440
5.50% due 01/01/18	202,294	213,723
5.50% due 11/01/18	325,947	343,955
5.50% due 05/01/31	179,379	186,279
5.50% due 11/01/32	430,711	447,195
5.50% due 04/01/33	693,325	717,539
5.50% due 08/01/33	390,184	404,285
5.50% due 12/01/33	670,770	695,812
5.50% due 01/01/34	615,776	638,381
5.50% due 09/01/35	777,389	805,197
5.50% due 01/01/36	638,438	661,276
5.50% due 04/01/36	680,801	704,090
5.75% due 01/15/12	500,000	551,616
6.00% due 04/01/17	113,912	120,255
6.00% due 05/01/17	197,668	208,691
6.00% due 05/01/31	103,112	108,560
6.00% due 09/01/32	55,023	57,895
6.00% due 12/01/33	396,226	415,662
6.00% due 05/01/34	522,894	549,212
6.00% due 01/01/35	1,017,864	1,067,379
6.00% due 06/01/38	921,362	962,697
6.50% due 02/01/14	62,110	65,839
6.50% due 01/01/32	220,256	235,913
7.00% due 02/01/15	14,053	14,931
7.00% due 03/01/15	42,401	45,128
7.00% due 06/01/15	14,221	15,162
7.00% due 12/01/15	5,515	5,880
7.00% due 03/01/16	30,779	32,815
7.00% due 02/01/27	24,321	26,608
7.00% due 05/01/30	60	65
7.00% due 01/01/32	48,295	52,335
7.50% due 12/01/30	73,092	79,180
7.50% due 01/01/31	80,916	87,654
7.50% due 02/01/31	13,876	15,031
8.00% due 08/01/30	13,614	14,975
REMIC Series 3200, Class GA 5.50% due 10/15/27(3)	263,347	270,935
Series 2808, Class PG 5.50% due 04/15/33(3)	600,000	620,406
Series 3341, Class PA 6.00% due 09/15/29(3)	331,005	344,924

		18,239,491

Federal National Mtg. Assoc. — 8.1%
2.00% due 01/09/12	500,000	504,991
4.50% due 11/01/19	752,871	779,896
5.00% due 01/01/18	607,169	635,782
5.00% due 06/01/18	668,524	696,514
5.00% due 10/01/18	436,050	454,016
5.00% due 04/01/34	1,025,005	1,047,868
5.00% due 06/01/34	693,818	709,294
5.50% due 01/01/17	229,379	242,282
5.50% due 02/01/33	719,894	747,218
5.50% due 05/01/33	385,703	399,761
5.50% due 02/01/34	1,089,917	1,127,082
5.50% due 04/01/34	345,492	358,283
5.50% due 08/01/34	419,135	433,328
5.50% due 09/01/34	939,342	971,200
5.50% due 01/01/35	592,321	614,250
5.50% due 02/01/35	608,518	630,476
6.00% due 08/01/18	57,862	61,330
6.00% due 05/01/31	210,976	222,584
6.00% due 08/01/31	315,571	332,933
6.00% due 04/01/32	173,314	182,741
6.00% due 01/01/34	401,439	422,774
6.00% due 04/01/37	743,774	778,420
6.25% due 02/01/11	1,000,000	1,051,790
6.50% due 06/01/19	41,529	44,725
6.50% due 09/01/24	87,537	93,377
6.50% due 09/01/25	15,841	17,089
6.50% due 11/01/25	28,062	30,272
6.50% due 05/01/26	26,024	28,074
6.50% due 11/01/27	1,322	1,426
6.50% due 07/01/29	155,677	168,049
6.50% due 07/01/31	10,255	11,021
6.50% due 01/01/32	46,754	50,247
6.50% due 03/01/32	213,275	229,156

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

6.50% due 04/01/32	$282,969	$304,020
6.50% due 12/01/32	117,734	126,492
6.50% due 07/01/34	228,753	244,616
7.00% due 05/01/15	1,906	2,020
7.00% due 12/01/15	3,314	3,513
7.00% due 01/01/16	42,159	44,689
7.00% due 04/01/16	12,151	12,914
7.00% due 05/01/29	29,311	32,182
7.00% due 09/01/29	8,689	9,540
7.00% due 12/01/29	3,215	3,530
7.00% due 01/01/31	11,994	13,143
7.00% due 07/01/31	47,022	51,515
7.50% due 02/01/16	190,008	205,870
7.50% due 11/01/30	57,855	62,666
7.50% due 01/01/31	127,410	139,088
7.50% due 02/01/31	31,713	34,619
7.50% due 03/01/31	32,502	35,238
8.00% due 01/01/16	230,387	245,611
REMIC Series 2007-79, Class MD 5.50% due 12/25/35(3)	1,000,000	1,029,059
Series 2006-7, Class TB 6.00% due 02/25/31(3)	1,000,000	1,043,804
Series 1993-248, Class SA 6.17% due 08/25/23(3)(7)	157,440	156,953
Series 2002-16, Class TM 7.00% due 04/25/32(3)	465,804	501,016

		18,380,347

Government National Mtg. Assoc. — 1.6%
5.50% due 07/20/33	577,746	596,618
5.50% due 02/20/34	406,564	419,562
5.50% due 03/20/34	383,521	395,783
6.00% due 05/20/32	157,569	164,339
6.00% due 07/20/33	324,427	339,068
6.00% due 08/15/34	575,546	603,132
6.50% due 11/15/23	81,413	86,518
6.50% due 12/15/23	283,967	301,773
6.50% due 02/15/24	68,330	72,923
6.50% due 03/20/27	5,426	5,844
6.50% due 04/20/27	39,786	42,849
6.50% due 07/15/32	99,062	106,495
6.50% due 04/20/34	200,174	212,617
7.00% due 12/15/22	18,123	19,728
7.00% due 05/15/23	5,008	5,442
7.00% due 06/15/23	8,064	8,763
7.00% due 12/15/23	15,785	17,168
7.00% due 04/15/28	14,096	15,373
7.50% due 08/15/30	16,430	17,987
7.50% due 09/15/30	5,206	5,699
7.50% due 11/15/30	46,287	50,676
7.50% due 01/15/31	25,749	28,191
REMIC Series 2002-70, Class PA 4.50% due 08/20/32(3)	75,598	77,650

		3,594,198

Total U.S. Government Agencies (cost $38,915,977)		40,214,036

U.S. GOVERNMENT TREASURIES — 0.7%
U.S. Treasury Bonds — 0.7%
4.25% due 05/15/39	1,000,000	989,840
5.00% due 05/15/37	500,000	556,406

Total U.S. Government Treasuries (cost $1,519,016)		1,546,246

Total Long-Term Investment Securities (cost $232,385,217)		214,707,605

REPURCHASE AGREEMENT — 4.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $10,723,000 and collateralized by $10,960,000 of United States Treasury Bills, bearing interest at 0.26% due 12/24/09 and having approximate value of $10,941,368 (cost $10,723,000)	10,723,000	10,723,000

TOTAL INVESTMENTS (cost $243,108,217)(8)	99.6%	225,430,605
Other assets less liabilities	0.4	1,009,947

NET ASSETS	100.0%	$226,440,552

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $1,979,231 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at June 30, 2009. The aggregate value of these securities was $156,585 representing 0.1% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Consists of more than one type of security traded together as a unit.
(3)	Collateralized Mortgage Obligation
(4)	Illiquid security; at June 30, 2009, the aggregate value of these securities was $3 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.
(6)	Bond is in default.
(7)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(8)	See Note 6 for cost of investments on a tax basis.
(9)	Fair valued security. Securities are classified as Level 2 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.
ADR — American Depository Receipt
REMIC  — Real Estate Mortgage Investment Conduit

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 2):

	Level 1 —	Level 2 —		Level 3 —
	Unadjusted	Other		Significant
	Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock	$141,319,197	$195,282	@	$—	$141,514,479
Preferred Stocks	1,270,534	—		—	1,270,534
Asset Backed Securities	—	4,142,113		—	4,142,113
U.S. Corporate Bonds & Notes	—	23,193,169		3	23,193,172
Foreign Corporate Bonds & Notes	—	1,941,105		—	1,941,105
Foreign Government Agencies	—	885,920		—	885,920
U.S. Government Agencies	—	40,214,036		—	40,214,036
U.S. Government Treasuries	1,546,246	—		—	1,546,246
Repurchase Agreements	—	10,723,000		—	10,723,000

Total	$144,135,977	$81,294,625		$3	$225,430,605

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1 (see Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Bonds & Notes

Balance as of 12/31/2008	$3
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 06/30/2009	$3

See Notes to Financial Statements

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Medical-Drugs	5.6%
Oil Companies-Exploration & Production	5.3
Diversified Banking Institutions	5.1
Oil Companies-Integrated	4.3
Computers	3.8
Diversified Manufacturing Operations	3.3
Networking Products	2.9
Applications Software	2.8
Repurchase Agreement	2.6
Medical-Biomedical/Gene	2.6
Cosmetics & Toiletries	2.6
Enterprise Software/Service	2.5
Banks-Super Regional	2.4
Metal Processors & Fabrication	2.3
Electronic Components-Semiconductors	2.1
Web Portals/ISP	2.0
Computers-Memory Devices	2.0
Wireless Equipment	2.0
Electric-Integrated	2.0
Retail-Regional Department Stores	1.9
Telephone-Integrated	1.9
Medical-HMO	1.9
Tobacco	1.8
Medical Instruments	1.8
Beverages-Non-alcoholic	1.8
Oil & Gas Drilling	1.7
Retail-Discount	1.6
Insurance-Life/Health	1.6
Apparel Manufacturers	1.6
Retail-Building Products	1.5
Engineering/R&D Services	1.4
Commercial Services	1.4
Machinery-Pumps	1.3
Agricultural Chemicals	1.3
Telecom Equipment-Fiber Optics	1.1
Retail-Apparel/Shoe	1.0
Retail-Office Supplies	1.0
Financial Guarantee Insurance	0.8
Medical Products	0.8
Retail-Drug Store	0.8
Banks-Fiduciary	0.8
Commercial Services-Finance	0.8
Steel-Producers	0.8
Insurance-Multi-line	0.7
Computer Services	0.7
Banks-Commercial	0.7
Machinery-Farming	0.6
Oil Field Machinery & Equipment	0.6
Gold Mining	0.6
Electronic Connectors	0.6
Building Products-Cement	0.5
Transport-Services	0.5
Investment Management/Advisor Services	0.4
Athletic Footwear	0.4
Semiconductor Components-Integrated Circuits	0.4
Retail-Consumer Electronics	0.4
Aerospace/Defense	0.4
Insurance-Property/Casualty	0.4
Metal-Copper	0.4
Oil-Field Services	0.3
Telecom Services	0.3
Building-Residential/Commercial	0.3
Retail-Computer Equipment	0.3
Coal	0.3
Auto-Cars/Light Trucks	0.2
Internet Infrastructure Software	0.1

100.7%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.1%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.	360	$29,034

Agricultural Chemicals — 1.3%
Agrium, Inc.	1,010	40,289
Potash Corp. of Saskatchewan, Inc.	250	23,262
The Mosaic Co.	890	39,427

		102,978

Apparel Manufacturers — 1.6%
Coach, Inc.	4,695	126,202

Applications Software — 2.8%
Microsoft Corp.	9,310	221,299

Athletic Footwear — 0.4%
NIKE, Inc., Class B	620	32,104

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	2,700	16,389

Banks-Commercial — 0.7%
Itau Unibanco Holding SA ADR	3,325	52,635

Banks-Fiduciary — 0.8%
State Street Corp.	1,335	63,012

Banks-Super Regional — 2.4%
PNC Financial Services Group, Inc.	890	34,541
US Bancorp.	975	17,472
Wells Fargo & Co.	5,740	139,252

		191,265

Beverages-Non-alcoholic — 1.8%
PepsiCo, Inc.	2,620	143,995

Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	550	43,384

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	2,900	27,144

Coal — 0.3%
CONSOL Energy, Inc.	600	20,376

Commercial Services — 1.4%
Alliance Data Systems Corp.†	2,720	112,037

Commercial Services-Finance — 0.8%
The Western Union Co.	3,825	62,730

Computer Services — 0.7%
Accenture, Ltd., Class A	1,600	53,536

Computers — 3.8%
Apple, Inc.†	215	30,622
Hewlett-Packard Co.	4,455	172,186
International Business Machines Corp.	960	100,243

		303,051

Computers-Memory Devices — 2.0%
EMC Corp.†	12,205	159,885

Cosmetics & Toiletries — 2.6%
The Procter & Gamble Co.	3,995	204,144

Diversified Banking Institutions — 5.1%
Bank of America Corp.	7,100	93,720
JPMorgan Chase & Co.	4,675	159,464
The Goldman Sachs Group, Inc.	1,020	150,389

		403,573

Diversified Manufacturing Operations — 3.3%
General Electric Co.	8,855	103,781
Honeywell International, Inc.	4,360	136,904
Ingersoll-Rand PLC	1,120	23,408

		264,093

Electric-Integrated — 2.0%
American Electric Power Co., Inc.	1,730	49,980
Cia Energetica de Minas Gerais ADR	1,220	16,397
Exelon Corp.	1,270	65,036
FPL Group, Inc.	450	25,587

		157,000

Electronic Components-Semiconductors — 2.1%
Broadcom Corp., Class A†	1,150	28,508
Intel Corp.	5,740	94,997
Micron Technology, Inc.†	5,100	25,806
Texas Instruments, Inc.	900	19,170

		168,481

Electronic Connectors — 0.6%
Thomas & Betts Corp.†	1,600	46,176

Engineering/R&D Services — 1.4%
ABB, Ltd. ADR	5,555	87,658
Fluor Corp.	480	24,619

		112,277

Enterprise Software/Service — 2.5%
Oracle Corp.	9,240	197,921

Financial Guarantee Insurance — 0.8%
Assured Guaranty, Ltd.	5,400	66,852

Gold Mining — 0.6%
Barrick Gold Corp.	1,385	46,467

Insurance-Life/Health — 1.6%
AFLAC, Inc.	4,090	127,158

Insurance-Multi-line — 0.7%
ACE, Ltd.	455	20,125
Hartford Financial Services Group, Inc.	3,375	40,061

		60,186

Insurance-Property/Casualty — 0.4%
The Travelers Cos., Inc.	700	28,728

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	500	9,590

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	1,400	33,978

Machinery-Farming — 0.6%
Deere & Co.	1,300	51,935

Machinery-Pumps — 1.3%
Flowserve Corp.	1,510	105,413

Medical Instruments — 1.8%
Medtronic, Inc.	4,130	144,096

Medical Products — 0.8%
Covidien PLC	1,715	64,210

Medical-Biomedical/Gene — 2.6%
Amgen, Inc.†	2,045	108,262
Genzyme Corp.†	1,735	96,588

		204,850

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 5.6%
Abbott Laboratories	2,630	$123,715
AstraZeneca PLC ADR	1,470	64,886
Cephalon, Inc.†	650	36,823
Elan Corp. PLC ADR†	1,245	7,931
Schering-Plough Corp.	2,160	54,259
Wyeth	3,470	157,503

		445,117

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	4,600	114,908
WellPoint, Inc.†	790	40,203

		155,111

Metal Processors & Fabrication — 2.3%
Precision Castparts Corp.	2,490	181,845

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	565	28,312

Networking Products — 2.9%
Cisco Systems, Inc.†	12,285	228,992
LogMeIn, Inc.†	200	3,200

		232,192

Oil & Gas Drilling — 1.7%
Atwood Oceanics, Inc.†	2,000	49,820
Transocean, Ltd.†	1,182	87,811

		137,631

Oil Companies-Exploration & Production — 5.3%
Apache Corp.	3,345	241,342
Noble Energy, Inc.	1,050	61,918
Ultra Petroleum Corp.†	1,655	64,545
Whiting Petroleum Corp.†	1,500	52,740

		420,545

Oil Companies-Integrated — 4.3%
Exxon Mobil Corp.	835	58,375
Hess Corp.	1,770	95,137
Marathon Oil Corp.	3,555	107,112
Petro-Canada	1,100	42,262
Petroleo Brasileiro SA ADR	900	36,882

		339,768

Oil Field Machinery & Equipment — 0.6%
National-Oilwell Varco, Inc.†	1,450	47,357

Oil-Field Services — 0.3%
Halliburton Co.	1,364	28,235

Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	1,100	27,929
Nordstrom, Inc.	2,600	51,714

		79,643

Retail-Building Products — 1.5%
Lowe’s Cos., Inc.	6,210	120,536

Retail-Computer Equipment — 0.3%
GameStop Corp., Class A†	1,050	23,111

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	900	30,141

Retail-Discount — 1.6%
Wal-Mart Stores, Inc.	2,680	129,819

Retail-Drug Store — 0.8%
CVS Caremark Corp.	2,000	63,740

Retail-Office Supplies — 1.0%
Staples, Inc.	3,820	77,049

Retail-Regional Department Stores — 1.9%
Kohl’s Corp.†	3,640	155,610

Semiconductor Components-Integrated Circuits — 0.4%
Maxim Integrated Products, Inc.	1,945	30,517

Steel-Producers — 0.8%
Nucor Corp.	1,365	60,647

Telecom Equipment-Fiber Optics — 1.1%
Corning, Inc.	5,405	86,804

Telecom Services — 0.3%
Amdocs, Ltd.†	1,300	27,885

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	6

Telephone-Integrated — 1.9%
AT&T, Inc.	6,250	155,250

Tobacco — 1.8%
Philip Morris International, Inc.	3,330	145,255

Transport-Services — 0.5%
FedEx Corp.	775	43,106

Web Portals/ISP — 2.0%
Google, Inc., Class A†	380	160,204

Wireless Equipment — 2.0%
Nokia Oyj ADR	2,300	33,534
QUALCOMM, Inc.	2,775	125,430

		158,964

Total Long-Term Investment Securities (cost $8,112,963)		7,822,584

REPURCHASE AGREEMENT — 2.6%
UBS Securities, LLC Joint Repurchase Agreement(1) (cost $205,000)	$205,000	205,000

TOTAL INVESTMENTS (cost $8,317,963)(2)	100.7%	8,027,584
Liabilities in excess of other assets	(0.7)	(54,649)

NET ASSETS	100.0%	$7,972,935

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 6 for cost of investments on a tax basis.
ADR  — American Depository Receipt

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 2):

	Level 1 —	Level 2 —	Level 3 —
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock
Diversified Banking Institutions	$403,573	$—	$—	$403,573
Medical-Drugs	445,117	—	—	445,117
Oil Companies-Exploration & Production	420,545	—	—	420,545
Other Industries*	6,553,349	—	—	6,553,349
Repurchase Agreement	—	205,000	—	205,000

Total	$7,822,548	$205,000	$—	$8,027,584

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

Anchor Series Trust Growth Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.9%
Medical-Drugs	5.8
Diversified Banking Institutions	5.1
Banks-Super Regional	2.9
Applications Software	2.7
Oil Companies-Integrated	2.7
Computers	2.7
Oil & Gas Drilling	2.7
Cosmetics & Toiletries	2.7
Medical-Biomedical/Gene	2.7
Retail-Apparel/Shoe	2.6
Metal Processors & Fabrication	2.4
Diversified Manufacturing Operations	2.4
Web Portals/ISP	2.2
Repurchase Agreement	2.1
Networking Products	2.1
Electric-Integrated	2.0
Retail-Discount	2.0
Medical-HMO	1.9
Commercial Services	1.9
Computers-Memory Devices	1.8
Electronic Components-Semiconductors	1.8
Engineering/R&D Services	1.7
Medical Instruments	1.7
Enterprise Software/Service	1.6
Tobacco	1.6
Insurance-Life/Health	1.6
Beverages-Non-alcoholic	1.5
Machinery-Pumps	1.5
Wireless Equipment	1.5
Apparel Manufacturers	1.4
Commercial Services-Finance	1.4
Retail-Regional Department Stores	1.4
Insurance-Multi-line	1.4
Agricultural Chemicals	1.4
Steel-Producers	1.3
Telephone-Integrated	1.3
Retail-Building Products	1.1
Semiconductor Components-Integrated Circuits	1.1
Financial Guarantee Insurance	1.1
Telecom Services	1.0
Containers-Paper/Plastic	0.9
Electronic Connectors	0.9
Banks-Fiduciary	0.8
Oil Field Machinery & Equipment	0.8
Steel Pipe & Tube	0.8
Transport-Services	0.7
Instruments-Scientific	0.7
Investment Management/Advisor Services	0.7
Computer Services	0.6
Retail-Office Supplies	0.5
Retail-Auto Parts	0.5
Building Products-Cement	0.5
Medical Products	0.5
Retail-Computer Equipment	0.5
Building-Residential/Commercial	0.5
Telecom Equipment-Fiber Optics	0.5
Aerospace/Defense	0.4
Oil-Field Services	0.4
Internet Security	0.4
Insurance-Property/Casualty	0.3
Gold Mining	0.3
Auto-Cars/Light Trucks	0.3
Coal	0.2
Food-Retail	0.2
Internet Infrastructure Software	0.1

100.7%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.6%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.	19,725	$1,590,821

Agricultural Chemicals — 1.4%
Agrium, Inc.	57,000	2,273,730
Potash Corp. of Saskatchewan, Inc.	8,650	804,883
The Mosaic Co.	50,135	2,220,980

		5,299,593

Apparel Manufacturers — 1.4%
Coach, Inc.	211,175	5,676,384

Applications Software — 2.7%
Microsoft Corp.	447,050	10,626,378

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.†	165,200	1,002,764

Banks-Fiduciary — 0.8%
State Street Corp.	67,120	3,168,064

Banks-Super Regional — 2.9%
PNC Financial Services Group, Inc.	49,810	1,933,126
US Bancorp	54,075	969,024
Wells Fargo & Co.	343,405	8,331,005

		11,233,155

Beverages-Non-alcoholic — 1.5%
PepsiCo, Inc.	107,755	5,922,215

Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	26,200	2,066,656

Building-Residential/Commercial — 0.5%
Ryland Group, Inc.	115,800	1,940,808

Coal — 0.2%
CONSOL Energy, Inc.	28,500	967,860

Commercial Services — 1.9%
Alliance Data Systems Corp.†	178,800	7,364,772

Commercial Services-Finance — 1.4%
The Western Union Co.	341,510	5,600,764

Computer Services — 0.6%
Perot Systems Corp., Class A†	162,912	2,334,529

Computers — 2.7%
Hewlett-Packard Co.	211,750	8,184,138
International Business Machines Corp.	22,565	2,356,237

		10,540,375

Computers-Memory Devices — 1.8%
EMC Corp.†	378,525	4,958,678
NetApp, Inc.†	112,900	2,226,388

		7,185,066

Containers-Paper/Plastic — 0.9%
Pactiv Corp.†	165,200	3,584,840

Cosmetics & Toiletries — 2.7%
The Procter & Gamble Co.	203,455	10,396,550

Diversified Banking Institutions — 5.1%
Bank of America Corp.	396,200	5,229,840
JPMorgan Chase & Co.	212,335	7,242,747
The Goldman Sachs Group, Inc.	50,495	7,444,983

		19,917,570

Diversified Manufacturing Operations — 2.4%
General Electric Co.	312,870	3,666,836
Honeywell International, Inc.	136,315	4,280,291
Ingersoll-Rand PLC	61,805	1,291,725

		9,238,852

Electric-Integrated — 2.0%
American Electric Power Co., Inc.	132,300	3,822,147
Cia Energetica de Minas Gerais ADR	67,270	904,109
Exelon Corp.	36,480	1,868,141
FPL Group, Inc.	24,610	1,399,324

		7,993,721

Electronic Components-Semiconductors — 1.8%
Broadcom Corp., Class A†	46,250	1,146,537
Intel Corp.	285,545	4,725,770
Texas Instruments, Inc.	48,560	1,034,328

		6,906,635

Electronic Connectors — 0.9%
Thomas & Betts Corp.†	120,600	3,480,516

Engineering/R&D Services — 1.7%
ABB, Ltd. ADR	257,875	4,069,268
Fluor Corp.	52,405	2,687,852

		6,757,120

Enterprise Software/Service — 1.6%
Oracle Corp.	301,015	6,447,741

Financial Guarantee Insurance — 1.1%
Assured Guaranty, Ltd.	339,555	4,203,691

Food-Retail — 0.2%
SUPERVALU, Inc.	49,465	640,572

Gold Mining — 0.3%
Barrick Gold Corp.	32,140	1,078,297

Instruments-Scientific — 0.7%
Waters Corp.†	52,600	2,707,322

Insurance-Life/Health — 1.6%
AFLAC, Inc.	195,210	6,069,079

Insurance-Multi-line — 1.4%
ACE, Ltd.	25,200	1,114,596
Hartford Financial Services Group, Inc.	369,375	4,384,481

		5,499,077

Insurance-Property/Casualty — 0.3%
The Travelers Cos., Inc.	29,900	1,227,096

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	21,700	416,206

Internet Security — 0.4%
VeriSign, Inc.†	79,700	1,472,856

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	110,900	2,691,543

Machinery-Pumps — 1.5%
Flowserve Corp.	84,800	5,919,888

Medical Instruments — 1.7%
Medtronic, Inc.	147,835	5,157,963
St. Jude Medical, Inc.†	32,900	1,352,190

		6,510,153

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Products — 0.5%
Covidien PLC	54,580	$2,043,475

Medical-Biomedical/Gene — 2.7%
Amgen, Inc.†	76,550	4,052,557
Genzyme Corp.†	73,765	4,106,498
Life Technologies Corp.†	53,400	2,227,848

		10,386,903

Medical-Drugs — 5.8%
Abbott Laboratories	98,260	4,622,150
AstraZeneca PLC ADR	69,300	3,058,902
Cephalon, Inc.†	93,100	5,274,115
Elan Corp. PLC ADR†	72,400	461,188
Schering-Plough Corp.	120,935	3,037,887
Wyeth	141,835	6,437,891

		22,892,133

Medical-HMO — 1.9%
Humana, Inc.†	95,400	3,077,604
UnitedHealth Group, Inc.	176,260	4,402,975

		7,480,579

Metal Processors & Fabrication — 2.4%
Precision Castparts Corp.	130,450	9,526,764

Networking Products — 2.1%
Cisco Systems, Inc.†	439,330	8,189,111
LogMeIn, Inc.†	8,000	128,000

		8,317,111

Oil & Gas Drilling — 2.7%
Atwood Oceanics, Inc.†	181,058	4,510,155
Noble Corp.	134,800	4,077,700
Transocean, Ltd.†	25,216	1,873,296

		10,461,151

Oil Companies-Exploration & Production — 5.9%
Apache Corp.	121,870	8,792,920
Noble Energy, Inc.	106,300	6,268,511
Ultra Petroleum Corp.†	84,255	3,285,945
Whiting Petroleum Corp.†	139,300	4,897,788

		23,245,164

Oil Companies-Integrated — 2.7%
Exxon Mobil Corp.	46,520	3,252,213
Hess Corp.	64,290	3,455,588
Marathon Oil Corp.	128,830	3,881,648

		10,589,449

Oil Field Machinery & Equipment — 0.8%
National-Oilwell Varco, Inc.†	96,650	3,156,589

Oil-Field Services — 0.4%
Halliburton Co.	75,163	1,555,874

Retail-Apparel/Shoe — 2.6%
Abercrombie & Fitch Co., Class A	56,700	1,439,613
Aeropostale, Inc.†	70,300	2,409,181
Gymboree Corp.†	65,900	2,338,132
Nordstrom, Inc.	195,400	3,886,506

		10,073,432

Retail-Auto Parts — 0.5%
O’Reilly Automotive, Inc.†	55,400	2,109,632

Retail-Building Products — 1.1%
Lowe’s Cos., Inc.	223,560	4,339,300

Retail-Computer Equipment — 0.5%
GameStop Corp., Class A†	90,900	2,000,709

Retail-Discount — 2.0%
BJ’s Wholesale Club, Inc.†	93,900	3,026,397
Wal-Mart Stores, Inc.	95,250	4,613,910

		7,640,307

Retail-Office Supplies — 0.5%
Staples, Inc.	106,250	2,143,063

Retail-Regional Department Stores — 1.4%
Kohl’s Corp.†	130,905	5,596,189

Semiconductor Components-Integrated Circuits — 1.1%
Maxim Integrated Products, Inc.	268,545	4,213,471

Steel Pipe & Tube — 0.8%
Valmont Industries, Inc.	42,700	3,077,816

Steel-Producers — 1.3%
Nucor Corp.	69,545	3,089,884
Steel Dynamics, Inc.	149,000	2,194,770

		5,284,654

Telecom Equipment-Fiber Optics — 0.5%
Coming, Inc.	116,100	1,864,566

Telecom Services — 1.0%
Amdocs, Ltd.†	174,000	3,732,300

Telephone-Integrated — 1.3%
AT&T, Inc.	205,840	5,113,066

Tobacco — 1.6%
Philip Morris International, Inc.	143,385	6,254,454

Transport-Services — 0.7%
FedEx Corp.	49,595	2,758,474

Web Portals/ISP — 2.2%
Google, Inc., Class A†	19,970	8,419,152

Wireless Equipment — 1.5%
QUALCOMM, Inc.	130,920	5,917,584

Total Long-Term Investment Securities (cost $385,917,900)		385,872,890

REPURCHASE AGREEMENT — 2.1%
UBS Securities, LLC Joint Repurchase Agreement(1) (cost $8,375,000)	$8,375,000	8,375,000

TOTAL INVESTMENTS (cost $394,292,900)(2)	100.7%	394,247,890
Liabilities in excess of other assets	(0.7)	(2,705,093)

NET ASSETS	100.0%	$391,542,797

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 6 for cost of investments on a tax basis.
ADR  — American Depository Receipt

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 2):

	Level 1 —	Level 2 —	Level 3 —
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock
Diversified Banking Institutions	$19,917,570	$—	$—	$19,917,570
Medical-Drugs	22,892,133	—	—	22,892,133
Oil Companies-Exploration & Production	23,245,164	—	—	23,245,164
Other Industries*	319,818,023	—	—	319,818,023
Repurchase Agreement	—	8,375,000	—	8,375,000

Total	$385,872,890	$8,375,000	$—	$394,247,890

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Medical-Drugs	7.0%
Computers	4.7
Medical Instruments	4.3
Diversified Manufacturing Operations	3.7
Enterprise Software/Service	3.1
Schools	3.0
Retail-Apparel/Shoe	3.0
Networking Products	2.7
Computers-Memory Devices	2.7
Web Hosting/Design	2.6
Applications Software	2.5
Oil Companies-Exploration & Production	2.3
Diversified Banking Institutions	2.3
Retail-Auto Parts	2.2
Medical-Biomedical/Gene	2.0
Retail-Regional Department Stores	1.9
Semiconductor Components-Integrated Circuits	1.8
Toys	1.8
Retail-Consumer Electronics	1.8
Retail-Sporting Goods	1.6
Banks-Super Regional	1.6
Repurchase Agreement	1.6
Consumer Products-Misc.	1.6
Electronic Components-Semiconductors	1.6
Intimate Apparel	1.5
Energy-Alternate Sources	1.5
Computers-Periphery Equipment	1.4
Motion Pictures & Services	1.4
Retail-Discount	1.4
Wireless Equipment	1.3
Electronic Forms	1.3
Telecommunication Equipment	1.1
Apparel Manufacturers	1.1%
Internet Security	1.1
Internet Infrastructure Software	1.1
Oil-Field Services	1.1
Transport-Services	1.1
Aerospace/Defense	1.0
Food-Misc.	1.0
Beverages-Non-alcoholic	1.0
Commercial Services-Finance	1.0
Filtration/Separation Products	1.0
Medical Products	1.0
Oil Field Machinery & Equipment	1.0
Batteries/Battery Systems	1.0
Insurance-Life/Health	1.0
Physical Therapy/Rehabilitation Centers	0.9
Cable/Satellite TV	0.9
Chemicals-Diversified	0.9
Building Products-Wood	0.9
Tobacco	0.9
Metal Processors & Fabrication	0.9
Casino Hotels	0.8
Insurance Brokers	0.8
Vitamins & Nutrition Products	0.6
Medical-Generic Drugs	0.5
Finance-Other Services	0.5
Power Converter/Supply Equipment	0.4
Cruise Lines	0.4
Cellular Telecom	0.1

98.3%

*	Calculated as a percentage of net assets

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.7%
Aerospace/Defense — 1.0%
Lockheed Martin Corp.	119,800	$9,661,870

Apparel Manufacturers — 1.1%
Hanesbrands, Inc.†	696,400	10,452,964

Applications Software — 2.5%
Microsoft Corp.	380,170	9,036,641
Red Hat, Inc.†	730,000	14,694,900

		23,731,541

Banks-Super Regional — 1.6%
Wells Fargo & Co.	630,000	15,283,800

Batteries/Battery Systems — 1.0%
Energizer Holdings, Inc.†	173,700	9,074,088

Beverages-Non-alcoholic — 1.0%
Dr. Pepper Snapple Group, Inc.†	442,800	9,382,932

Building Products-Wood — 0.9%
Masco Corp.	852,500	8,166,950

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	590,400	8,554,896

Casino Hotels — 0.8%
MGM Mirage†	1,199,500	7,664,805

Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	103,053	1,371,635

Chemicals-Diversified — 0.9%
FMC Corp.	173,700	8,216,010

Commercial Services-Finance — 1.0%
Visa, Inc., Class A	149,337	9,297,722

Computers — 4.7%
Apple, Inc.†	264,200	37,630,006
Palm, Inc.†	388,000	6,429,160

		44,059,166

Computers-Memory Devices — 2.7%
Seagate Technology	2,417,500	25,287,050

Computers-Periphery Equipment — 1.4%
Logitech International SA†	918,076	12,853,064

Consumer Products-Misc. — 1.6%
The Scotts Miracle-Gro Co., Class A	425,800	14,924,290

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd.	259,142	3,508,783

Diversified Banking Institutions — 2.3%
Bank of America Corp	887,400	11,713,680
The Goldman Sachs Group, Inc.	64,800	9,554,112

		21,267,792

Diversified Manufacturing Operations — 3.7%
Honeywell International, Inc.	284,900	8,945,860
Illinois Tool Works, Inc.	423,200	15,802,288
Pentair, Inc.	383,900	9,835,518

		34,583,666

Electronic Components-Semiconductors — 1.6%
Broadcom Corp., Class A†	393,500	9,754,865
MEMC Electronic Materials, Inc.†	272,300	4,849,663

		14,604,528

Electronic Forms — 1.3%
Adobe Systems, Inc.†	420,700	11,905,810

Energy-Alternate Sources — 1.5%
First Solar, Inc.†	84,600	13,715,352

Enterprise Software/Service — 3.1%
BMC Software, Inc.†	253,000	8,548,870
Concur Technologies, Inc.†	321,300	9,986,004
Oracle Corp.	463,200	9,921,744

		28,456,618

Filtration/Separation Products — 1.0%
Pall Corp.	348,700	9,261,472

Finance-Other Services — 0.5%
Deutsche Boerse AG(1)	54,541	4,239,131

Food-Misc. — 1.0%
Nestle SA(1)	248,891	9,393,433

Insurance Brokers — 0.8%
Marsh & McLennan Cos., Inc.	348,600	7,017,318

Insurance-Life/Health — 1.0%
AFLAC, Inc.	287,000	8,922,830

Internet Infrastructure Software — 1.1%
F5 Networks, Inc.†	286,600	9,913,494

Internet Security — 1.1%
McAfee, Inc.†	238,020	10,042,064

Intimate Apparel — 1.5%
The Warnaco Group, Inc.†	423,900	13,734,360

Medical Instruments — 4.3%
Edwards Lifesciences Corp.†	5,300	360,559
Intuitive Surgical, Inc.†	127,740	20,905,928
St. Jude Medical, Inc.†	458,900	18,860,790

		40,127,277

Medical Products — 1.0%
Varian Medical Systems, Inc.†	260,700	9,160,998

Medical-Biomedical/Gene — 2.0%
Amgen, Inc.†	178,000	9,423,320
Amylin Pharmaceuticals, Inc.†	255,200	3,445,200
Myriad Genetics, Inc.†	168,000	5,989,200

		18,857,720

Medical-Drugs — 7.0%
Abbott Laboratories	365,300	17,183,712
Auxilium Pharmaceuticals, Inc.†	524,700	16,465,086
Cephalon, Inc.†	121,900	6,905,635
Daiichi Sankyo Co., Ltd.(1)	617,300	11,045,821
Myriad Pharmaceuticals, Inc.†	42,000	195,300
Sanofi-Aventis ADR	174,592	5,148,718
Shionogi & Co., Ltd.(1)	431,000	8,326,016

		65,270,288

Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	100,000	4,934,000

Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	110,900	8,099,027

Motion Pictures & Services — 1.4%
DreamWorks Animation SKG, Inc., Class A†	464,300	12,810,037

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Networking Products — 2.7%
Atheros Communications, Inc.†	478,020	$9,197,105
Cisco Systems, Inc.†	484,700	9,034,808
Starent Networks Corp.†	297,000	7,249,770

		25,481,683

Oil Companies-Exploration & Production — 2.3%
Lundin Petroleum AB†(1)	874,832	6,804,976
Occidental Petroleum Corp.	227,300	14,958,613

		21,763,589

Oil Field Machinery & Equipment — 1.0%
Dril-Quip, Inc.†	238,900	9,102,090

Oil-Field Services — 1.1%
Schlumberger, Ltd.	182,400	9,869,664

Physical Therapy/Rehabilitation Centers — 0.9%
Psychiatric Solutions, Inc.†	387,300	8,807,202

Power Converter/Supply Equipment — 0.4%
Sun Power Corp., Class B†	155,708	3,729,207

Real Estate Investment Trusts — 0.0%
Simon Property Group, Inc.	1,542	79,305

Retail-Apparel/Shoe — 3.0%
Aeropostale, Inc.†	556,800	19,081,536
Ross Stores, Inc	239,800	9,256,280

		28,337,816

Retail-Auto Parts — 2.2%
Advance Auto Parts, Inc.	483,700	20,068,713

Retail-Consumer Electronics — 1.8%
Best Buy Co., Inc.	494,700	16,567,503

Retail-Discount — 1.4%
BJ’s Wholesale Club, Inc.†	391,012	12,602,317

Retail-Regional Department Stores — 1.9%
Kohl’s Corp.†	422,900	18,078,975

Retail-Sporting Goods — 1.6%
Dick’s Sporting Goods, Inc.†	889,900	15,306,280

Schools — 3.0%
Corinthian Colleges, Inc.†	432,600	7,323,918
ITT Educational Services, Inc.†	208,800	21,017,808

		28,341,726

Semiconductor Components-Integrated Circuits — 1.8%
Marvell Technology Group, Ltd.†	788,700	9,180,468
Maxim Integrated Products, Inc.	508,700	7,981,503

		17,161,971

Telecommunication Equipment — 1.1%
Nice Systems, Ltd. ADR†	454,442	10,483,977

Tobacco — 0.9%
Philip Morris International, Inc.	186,200	8,122,044

Toys — 1.8%
Marvel Entertainment, Inc.†	250,100	8,901,059
Nintendo Co., Ltd.(1)	28,500	7,843,318

		16,744,377

Transport-Services — 1.1%
FedEx Corp.	176,600	9,822,492

Vitamins & Nutrition Products — 0.6%
Herbalife, Ltd.	182,236	5,747,723

Web Hosting/Design — 2.6%
Equinix, Inc.†	333,100	24,229,694

Wireless Equipment — 1.3%
QUALCOMM, Inc.	268,400	12,131,680

Total Long-Term Investment Securities (cost $879,806,353)		900,388,809

REPURCHASE AGREEMENT — 1.6%
UBS Securities, LLC Joint Repurchase Agreement(2) (cost $15,075,000)	$15,075,000	15,075,000

TOTAL INVESTMENTS (cost $894,881,353)(3)	98.3%	915,463,809
Other assets less liabilities	1.7	16,154,014

NET ASSETS	100.0%	$931,617,823

†	Non-income producing security
(1)	Security was fair valued using fair value procedures at June 30, 2009. The aggregate value of these securities was $47,652,695 representing 5.1% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 2 regarding fair value procedures for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 2):

	Level 1 —	Level 2 —		Level 3 —
	Unadjusted	Other		Significant
	Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock
Medical-Drugs	$45,898,451	$19,371,837	@	$—	$65,270,288
Other Industries*	806,837,663	28,280,858	@	—	835,118,521
Repurchase Agreement	—	15,075,000		—	15,075,000

Total	$852,736,114	$62,727,695		$—	$915,463,809

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1 (See Note 2).

See Notes to Financial Statements

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	26.2%
Oil Companies-Integrated	24.0
Diversified Minerals	7.9
Repurchase Agreement	6.7
Gold Mining	5.7
Coal	4.9
Oil-Field Services	4.9
Steel-Producers	3.9
Oil Refining & Marketing	3.9
Metal-Diversified	3.1
Platinum	2.9
Pipelines	2.2
Non-Ferrous Metals	2.1
Metal-Aluminum	1.5
Paper & Related Products	1.5

101.4%

*	Calculated as a percentage of net assets

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.4%
Coal — 4.9%
CONSOL Energy, Inc.	222,300	$7,549,308
Peabody Energy Corp.	191,600	5,778,656

		13,327,964

Diversified Minerals — 7.9%
Anglo American PLC(1)	104,526	3,050,145
Vale SA ADR	893,200	13,710,620
Xstrata PLC(1)	425,112	4,688,531

		21,449,296

Gold Mining — 5.7%
AngloGold Ashanti, Ltd. ADR	154,827	5,671,313
Barrick Gold Corp.	157,949	5,299,189
Gold Fields, Ltd.(1)	364,732	4,402,645

		15,373,147

Metal-Aluminum — 1.5%
Alumina, Ltd.(1)	3,661,435	4,202,539

Metal-Diversified — 3.1%
Vedanta Resources PLC(1)	394,306	8,392,960

Non-Ferrous Metals — 2.1%
Cameco Corp.	218,700	5,598,720

Oil Companies-Exploration & Production — 26.2%
Canadian Natural Resources, Ltd.	272,200	14,319,665
Denbury Resources, Inc.†	258,100	3,801,813
Devon Energy Corp.	55,700	3,035,650
EnCana Corp.	184,482	9,146,780
EOG Resources, Inc.	157,300	10,683,816
EQT Corp.	157,300	5,491,343
Newfield Exploration Co.†	85,900	2,806,353
Noble Energy, Inc.	71,900	4,239,943
OAO Gazprom ADR(1)	170,750	3,479,370
Talisman Energy, Inc.	345,800	4,967,818
Ultra Petroleum Corp.†	54,800	2,137,200
XTO Energy, Inc.	177,627	6,774,694

		70,884,445

Oil Companies-Integrated — 24.0%
BP PLC ADR	214,800	10,241,664
ConocoPhillips	127,860	5,377,792
ENI SpA ADR	71,000	3,366,110
Exxon Mobil Corp.	106,984	7,479,251
LUKOIL ADR	62,600	2,777,562
Marathon Oil Corp.	110,300	3,323,339
Petro-Canada	111,400	4,302,186
Petroleo Brasileiro SA ADR	207,600	8,507,448
Royal Dutch Shell PLC ADR	73,100	3,668,889
Suncor Energy, Inc.	205,100	6,236,846
Total SA ADR	178,400	9,674,632

		64,955,719

Oil Refining & Marketing — 3.9%
Reliance Industries, Ltd. GDR†*(1)	59,871	4,991,968
Valero Energy Corp.	324,400	5,479,116

		10,471,084

Oil-Field Services — 4.9%
Baker Hughes, Inc.	177,800	6,479,032
Halliburton Co.	190,700	3,947,490
Weatherford International, Ltd.†	145,300	2,842,068

		13,268,590

Paper & Related Products — 1.5%
International Paper Co.	276,800	4,187,984

Pipelines — 2.2%
The Williams Cos., Inc.	381,700	5,958,337

Platinum — 2.6%
Anglo Platinum, Ltd.(1)	97,470	6,911,160

Steel-Producers — 3.9%
ArcelorMittal	108,509	3,589,478
POSCO ADR	42,600	3,521,742
Sumitomo Metal Industries, Ltd.(1)	1,285,000	3,393,709

		10,504,929

Total Common Stock
(cost $227,269,852)		255,486,874

PREFERRED STOCK — 0.3%
Platinum — 0.3%
Anglo Platinum, Ltd. (Convertible) 6.38%(2) (cost $643,694)	37,751	758,814

Total Long-Term Investment Securities
(cost $227,913,546)		256,245,688

REPURCHASE AGREEMENT — 6.7%
UBS Securities, LLC Joint Repurchase Agreement(3) (cost $18,295,000)	$18,295,000	18,295,000

TOTAL INVESTMENTS
(cost $246,208,546)(4)	101.4%	274,540,688
Liabilities in excess of other assets	(1.4)	(3,920,550)

NET ASSETS	100.0%	$270,620,138

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $4,991,968 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using the fair value procedures at June 30, 2009. The aggregate value of these securities was $43,513,027 representing 16.1% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Variable Rate Security — the rate reflected is as of June 30, 2009.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 2):

	Level 1 —	Level 2 —		Level 3 —
	Unadjusted	Other		Significant
	Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock
Diversified Minerals	$13,710,620	$7,738,676	@	$—	$21,449,296
Gold Mining	10,970,502	4,402,645	@	—	15,373,147
Oil Companies — Exploration & Production	67,405,075	3,479,370	@	—	70,884,445
Oil Companies — Integrated	64,955,719	—		—	64,955,719
Other Industries*	54,931,931	27,892,336	@	—	82,824,267
Preferred Stocks	758,814	—		—	758,814
Repurchase Agreement	—	18,295,000		—	18,295,000

Total	$212,732,661	$61,808,027		$—	$274,540,688

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1 (See Note 2).

See Notes to Financial Statements

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	9.7%
Federal Home Loan Mtg. Corp.	6.1
U.S. Treasury Notes	5.1
Government National Mtg. Assoc.	4.6
Diversified Banking Institutions	4.4
Repurchase Agreement	3.8
Medical-Drugs	3.7
Oil Companies-Exploration & Production	3.2
Oil Companies-Integrated	2.8
Computers	2.3
Diversified Manufacturing Operations	2.1
Applications Software	2.0
Banks-Super Regional	2.0
Networking Products	1.8
Telephone-Integrated	1.8
Electric-Integrated	1.7
Medical-Biomedical/Gene	1.7
Cosmetics & Toiletries	1.6
Enterprise Software/Service	1.6
Metal Processors & Fabrication	1.4
Electronic Components-Semiconductors	1.3
Medical-HMO	1.3
Computers-Memory Devices	1.3
Retail-Regional Department Stores	1.2
Web Portals/ISP	1.2
Wireless Equipment	1.2
Tobacco	1.2
Beverages-Non-alcoholic	1.2
Insurance-Life/Health	1.2
Medical Instruments	1.1
Retail-Discount	1.1
Oil & Gas Drilling	1.1
Real Estate Investment Trusts	1.0
Insurance-Multi-line	1.0
Apparel Manufacturers	0.9
Retail-Building Products	0.9
Engineering/R&D Services	0.9
Agricultural Chemicals	0.8
Commercial Services	0.8
Insurance-Property/Casualty	0.8
Machinery-Pumps	0.7
Transport-Services	0.7
Telecom Equipment-Fiber Optics	0.7
Retail-Office Supplies	0.7
Steel-Producers	0.6
Auto-Cars/Light Trucks	0.6
Medical Products	0.6
Retail-Apparel/Shoe	0.6
Diversified Financial Services	0.5
Banks-Fiduciary	0.5
Commercial Services-Finance	0.5
Financial Guarantee Insurance	0.5
Retail-Drug Store	0.4
U.S. Municipal Bonds & Notes	0.4
Gold Mining	0.4
Finance-Consumer Loans	0.4
Airlines	0.4
Computer Services	0.4
Machinery-Farming	0.4
Banks-Commercial	0.4
Electronic Connectors	0.3
Oil Field Machinery & Equipment	0.3
Investment Management/Advisor Services	0.3
Semiconductor Components-Integrated Circuits	0.3
Building Products-Cement	0.3
Aerospace/Defense	0.3
Oil-Field Services	0.3
Multimedia	0.2
Athletic Footwear	0.2
Retail-Consumer Electronics	0.2
Agricultural Operations	0.2
Data Processing/Management	0.2
Metal-Copper	0.2
Gas-Distribution	0.2
Building-Residential/Commercial	0.2
Insurance-Mutual	0.2
Telecom Services	0.2
Retail-Computer Equipment	0.2
Sovereign Agency	0.2
Coal	0.1
Finance-Commercial	0.1
Hotels/Motels	0.1
Internet Infrastructure Software	0.1

100.2%

*	Calculated as a percentage of net assets

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 62.0%
Aerospace/Defense — 0.3%
Lockheed Martin Corp.	930	$75,004

Agricultural Chemicals — 0.8%
Agrium, Inc.	1,800	71,802
Potash Corp. of Saskatchewan, Inc.	450	41,872
The Mosaic Co.	2,350	104,105

		217,779

Apparel Manufacturers — 0.9%
Coach, Inc.	9,090	244,339

Applications Software — 1.8%
Microsoft Corp.	19,420	461,613

Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,120	57,994

Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	4,900	29,743

Banks-Commercial — 0.4%
Itau Unibanco Holding SA ADR	6,000	94,980

Banks-Fiduciary — 0.5%
State Street Corp.	2,845	134,284

Banks-Super Regional — 1.8%
PNC Financial Services Group, Inc.	2,385	92,562
US Bancorp	2,575	46,144
Wells Fargo & Co.	13,105	317,927

		456,633

Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	5,500	302,280

Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	1,000	78,880

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	5,400	50,544

Coal — 0.1%
CONSOL Energy, Inc.	1,050	35,658

Commercial Services — 0.8%
Alliance Data Systems Corp.†	4,850	199,771

Commercial Services-Finance — 0.5%
The Western Union Co.	8,010	131,364

Computer Services — 0.4%
Accenture, Ltd., Class A	2,900	97,034

Computers — 2.3%
Apple, Inc.†	400	56,972
Hewlett-Packard Co.	8,910	344,371
International Business Machines Corp.	1,945	203,097

		604,440

Computers-Memory Devices — 1.3%
EMC Corp.†	25,095	328,744

Cosmetics & Toiletries — 1.6%
The Procter & Gamble Co.	8,075	412,632

Diversified Banking Institutions — 3.2%
Bank of America Corp.	13,800	182,160
JPMorgan Chase & Co.	9,500	324,045
The Goldman Sachs Group, Inc.	2,125	313,310

		819,515

Diversified Manufacturing Operations — 2.1%
General Electric Co.	17,535	205,510
Honeywell International, Inc.	8,650	271,610
Ingersoll-Rand PLC	3,010	62,909

		540,029

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	3,200	92,448
Cia Energetica de Minas Gerais ADR	3,160	42,470
Exelon Corp.	2,875	147,229
FPL Group, Inc.	1,160	65,958

		348,105

Electronic Components-Semiconductors — 1.3%
Broadcom Corp., Class A†	2,050	50,820
Intel Corp.	11,115	183,953
Micron Technology, Inc.†	9,400	47,564
Texas Instruments, Inc.	2,460	52,398

		334,735

Electronic Connectors — 0.3%
Thomas & Betts Corp.†	3,000	86,580

Engineering/R&D Services — 0.9%
ABB, Ltd. ADR	10,430	164,586
Fluor Corp.	1,270	65,138

		229,724

Enterprise Software/Service — 1.6%
Oracle Corp.	19,030	407,623

Financial Guarantee Insurance — 0.5%
Assured Guaranty, Ltd.	9,900	122,562

Gold Mining — 0.4%
Barrick Gold Corp.	3,060	102,663

Insurance-Life/Health — 1.0%
AFLAC, Inc.	8,210	255,249

Insurance-Multi-line — 0.5%
ACE, Ltd.	1,125	49,759
Hartford Financial Services Group, Inc.	7,760	92,111

		141,870

Insurance-Property/Casualty — 0.2%
The Travelers Cos., Inc.	1,200	49,248

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	1,000	19,180

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,700	65,529

Machinery-Farming — 0.4%
Deere & Co.	2,400	95,880

Machinery-Pumps — 0.7%
Flowserve Corp.	2,770	193,374

Medical Instruments — 1.1%
Medtronic, Inc.	8,350	291,331

Medical Products — 0.6%
Covidien PLC	3,945	147,701

Medical-Biomedical/Gene — 1.7%
Amgen, Inc.†	4,285	226,848
Genzyme Corp.†	3,595	200,134

		426,982

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 3.7%
Abbott Laboratories	5,780	$271,891
AstraZeneca PLC ADR	2,740	120,944
Cephalon, Inc.†	1,050	59,483
Elan Corp. PLC ADR†	3,520	22,422
Schering-Plough Corp.	5,665	142,305
Wyeth	7,375	334,751

		951,796

Medical-HMO — 1.3%
UnitedHealth Group, Inc.	10,235	255,670
WellPoint, Inc.†	1,450	73,791

		329,461

Metal Processors & Fabrication — 1.4%
Precision Castparts Corp.	5,085	371,358

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	1,030	51,613

Networking Products — 1.8%
Cisco Systems, Inc.†	25,375	472,990
LogMeIn, Inc.†	300	4,800

		477,790

Oil & Gas Drilling — 1.1%
Atwood Oceanics, Inc.†	3,700	92,167
Transocean, Ltd.†	2,542	188,845

		281,012

Oil Companies-Exploration & Production — 3.2%
Apache Corp.	6,655	480,158
Noble Energy, Inc.	1,900	112,043
Ultra Petroleum Corp.†	3,555	138,645
Whiting Petroleum Corp.†	2,700	94,932

		825,778

Oil Companies-Integrated — 2.8%
Exxon Mobil Corp.	2,100	146,811
Hess Corp.	3,880	208,550
Marathon Oil Corp.	7,790	234,713
Petro-Canada	2,000	76,840
Petroleo Brasileiro SA ADR	1,700	69,666

		736,580

Oil Field Machinery & Equipment — 0.3%
National-Oilwell Varco, Inc.†	2,550	83,283

Oil-Field Services — 0.3%
Halliburton Co.	3,530	73,071

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	2,000	50,780
Nordstrom, Inc.	4,800	95,472

		146,252

Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	12,525	243,110

Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	2,000	44,020

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	1,650	55,259

Retail-Discount — 1.1%
Wal-Mart Stores, Inc.	5,945	287,976

Retail-Drug Store — 0.4%
CVS Caremark Corp.	3,750	119,512

Retail-Office Supplies — 0.7%
Staples, Inc.	8,580	173,059

Retail-Regional Department Stores — 1.2%
Kohl’s Corp.†	7,545	322,549

Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	5,040	79,078

Steel-Producers — 0.5%
Nucor Corp.	2,880	127,958

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	11,550	185,493

Telecom Services — 0.2%
Amdocs, Ltd.†	2,300	49,335

Telephone-Integrated — 1.2%
AT&T, Inc.	12,725	316,089

Tobacco — 1.2%
Philip Morris International, Inc.	7,050	307,521

Transport-Services — 0.4%
FedEx Corp.	1,810	100,672

Web Portals/ISP — 1.2%
Google, Inc., Class A†	735	309,869

Wireless Equipment — 1.2%
Nokia Oyj ADR	4,200	61,236
QUALCOMM, Inc.	5,480	247,696

		308,932

Total Common Stock (cost $16,656,963)		16,050,022

CORPORATE BONDS & NOTES — 7.7%
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	$50,000	52,030

Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Class A 5.98% due 04/19/22	30,000	25,200
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	46,353
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	28,524	26,942

		98,495

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	50,487

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Auto-Cars/Light Trucks — 0.5%
Daimler Finance North America LLC Company Guar. Notes 7.30% due 01/15/12	$100,000	$103,555
Daimler Finance North America LLC Company Guar. Bonds 8.50% due 01/18/31	25,000	26,299

		129,854

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	50,222

Data Processing/Management — 0.2%
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	50,000	51,900

Diversified Banking Institutions — 1.2%
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	101,547
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	35,088
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	93,378
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	95,041

		325,054

Diversified Financial Services — 0.5%
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	35,038
General Electric Capital Corp. Senior Notes Series A 5.88% due 02/15/12	100,000	104,449

		139,487

Electric-Integrated — 0.3%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	36,363
Duke Energy Carolinas LLC 1st Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	10,439
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	40,000	39,539

		86,341

Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 7.63% due 11/30/12	35,000	23,966

Finance-Consumer Loans — 0.4%
HSBC Finance Corp. Senior Notes 6.38% due 10/15/11	100,000	102,255

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	8,114

Gas-Distribution — 0.2%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	50,000	50,866

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	25,000	19,552

Insurance-Life/Health — 0.2%
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	50,000	46,886

Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	67,248

Insurance-Mutual — 0.2%
Liberty Mutual Insurance Co. Senior Sub. Notes 7.88% due 10/15/26*	75,000	49,917

Insurance-Property/Casualty — 0.6%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	50,000	45,531
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	100,000	101,987

		147,518

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	14,193

Multimedia — 0.2%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	21,881
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	36,144

		58,025

Real Estate Investment Trusts — 1.0%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	50,000	36,900
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	50,000	33,800
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	40,000	33,909
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	33,863
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	8,486

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)

Realty Income Corp. Senior Notes 6.75% due 08/15/19	$40,000	$36,036
Simon Property Group LP Senior Notes 6.10% due 05/01/16	80,000	74,657

		257,651

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	39,447
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	10,361
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	4,712
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	19,607

		74,127

Transport-Services — 0.3%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	87,551	90,615

Total Corporate Bonds & Notes (cost $2,146,864)		1,994,803

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/30	50,000	46,842

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	40,000	38,311

Telephone-Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	85,000	82,054

Total Foreign Corporate Bonds & Notes (cost $178,266)		167,207

MUNICIPAL BONDS & NOTES — 0.4%
U.S. Municipal Bonds & Notes — 0.4%
Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	66,131
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	47,842

Total U.S. Municipal Bonds & Notes (cost $118,739)		113,973

U.S. GOVERNMENT AGENCIES — 20.6%
Federal Home Loan Mtg. Corp. — 6.1%
4.50% due 09/01/35	111,079	110,922
4.50% due 02/01/39	966,992	963,809
5.00% due 10/01/35	89,457	91,340
5.00% due 12/01/35	140,805	143,770
5.00% due 05/01/38	262,501	268,315

		1,578,156

Federal National Mtg. Assoc. — 9.7%
4.50% due 09/01/35	79,149	79,259
4.50% due 03/01/38	611,364	610,941
4.50% due 08/01/38	650,509	650,059
4.50% due 01/01/39	70,410	70,355
5.00% due 03/01/19	362,842	378,807
5.00% due 04/01/19	67,573	70,546
5.00% due 07/01/33	31,583	32,313
5.00% due 03/01/34	74,259	75,973
5.00% due 09/01/34	47,650	48,713
5.00% due 08/01/35	155,924	159,304
5.00% due 06/01/36	313,001	319,787

		2,496,057

Government National Mtg. Assoc. — 4.6%
5.00% due 11/15/34	174,092	177,784
5.00% due 11/15/35	295,982	303,151
5.50% due 04/15/34	171,492	177,936
6.00% due 10/15/32	55,986	58,844
6.50% due 08/15/23	1,349	1,433
6.50% due 09/15/23	12,881	13,688
6.50% due 10/15/23	1,420	1,509
6.50% due 11/15/23	100,410	106,707
6.50% due 12/15/23	110,973	117,931
6.50% due 09/15/28	8,785	9,486
6.50% due 11/15/28	21,718	23,456
6.50% due 10/15/31	4,111	4,428
6.50% due 02/15/35	93,585	99,566
7.00% due 01/15/33	13,424	14,539
7.00% due 10/15/34	82,485	89,205

		1,199,663

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	21,098
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	21,038

		42,136

Total U.S. Government Agencies (cost $5,216,744)		5,316,012

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT TREASURIES — 5.1%
U.S. Treasury Notes — 5.1%
2.38% due 08/31/10	$300,000	$306,223
3.88% due 05/15/18	600,000	618,234
4.13% due 08/15/10	195,000	202,747
4.63% due 02/15/17	175,000	190,408

Total U.S. Government Treasuries (cost $1,270,161)		1,317,612

Total Long-Term Investment Securities (cost $25,587,737)
		24,959,629

REPURCHASE AGREEMENT — 3.8%
UBS Securities, LLC Joint Repurchase Agreement(1) (cost $970,000)	970,000	970,000

TOTAL INVESTMENTS (cost $26,557,737)(2)	100.2%	25,929,629
Liabilities in excess of other assets	(0.2)	(57,121)

NET ASSETS	100.0%	$25,872,508

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $101,947 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
STRIPS — Separate trading of registered interest and principal of securities.

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

Open Futures Contracts

Number				Value as of	Unrealized
of		Expiration	Value at	June 30,	Appreciation/
Contracts	Description	Date	Trade Date	2009	(Depreciation)

2 Long	E-Mini S&P 500 Index	September 2009	93,469	91,550	(1,919)
1 Short	U.S. Treasury 5 Year Note	September 2009	115,488	114,719	769

					$(1,150)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 2):

	Level 1 —	Level 2 —	Level 3 —
	Unadjusted	Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock	$16,050,022	$—	$—	$16,050,022
U.S. Corporate Bonds & Notes	—	1,994,803	—	1,994,803
Foreign Corporate Bonds & Notes	—	167,207	—	167,207
U.S. Municipal Bonds & Notes	—	113,973	—	113,973
U.S. Government Agencies	—	5,316,012	—	5,316,012
U.S. Government Treasuries	1,317,612	—	—	1,317,612
Repurchase Agreement	—	970,000	—	970,000
Other Financial Instruments*
Futures Appreciation	769	—	—	769
Futures Depreciation	(1,919)	—	—	(1,919)

Total	$17,366,484	$8,561,995	$—	$25,928,479

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Sovereign	21.4%
Diversified Banking Institutions	5.5
Medical-Drugs	4.6
Oil Companies-Integrated	4.4
Banks-Commercial	3.3
Repurchase Agreement	2.9
Food-Misc.	2.3
Transport-Services	2.2
Diversified Manufacturing Operations	2.1
Medical-Biomedical/Gene	2.1
Medical Products	2.1
Auto-Cars/Light Trucks	1.9
Electric-Integrated	1.8
U.S. Treasury Notes	1.7
Telephone-Integrated	1.6
Real Estate Operations & Development	1.6
Networking Products	1.5
Beverages-Non-alcoholic	1.5
Enterprise Software/Service	1.2
Aerospace/Defense	1.2
Electronic Components-Semiconductors	1.2
Banks-Special Purpose	1.2
Wireless Equipment	1.1
Building Products-Cement	1.1
Medical-Generic Drugs	1.1
Oil-Field Services	1.0
Computers	1.0
Banks-Super Regional	1.0
Insurance Brokers	1.0
Computers-Memory Devices	0.9
Diversified Minerals	0.9
Oil Companies-Exploration & Production	0.9
Retail-Apparel/Shoe	0.9
Transport-Rail	0.9
Medical Instruments	0.8
Cellular Telecom	0.8
Platinum	0.7
Metal Processors & Fabrication	0.7
Tobacco	0.7
Metal-Diversified	0.7
Cosmetics & Toiletries	0.6
Commercial Services-Finance	0.6
Hotels/Motels	0.5
Multimedia	0.5
Schools	0.5
Insurance-Multi-line	0.5
Toys	0.5
Electric-Transmission	0.5
Food-Retail	0.4
Web Hosting/Design	0.4
Building Products-Wood	0.4
Brewery	0.4
Retail-Consumer Electronics	0.4
Retail-Auto Parts	0.4
Semiconductor Components-Integrated Circuits	0.4
Energy-Alternate Sources	0.4
Retail-Regional Department Stores	0.3
Computers-Integrated Systems	0.3
Diversified Financial Services	0.3
Motion Pictures & Services	0.3
Chemicals-Diversified	0.3
Internet Security	0.3
Telecommunication Equipment	0.3
Intimate Apparel	0.3
Consumer Products-Misc.	0.3
Retail-Discount	0.2
Steel-Specialty	0.2
Casino Services	0.2
Insurance-Life/Health	0.2
Electronic Forms	0.2
Applications Software	0.2
U.S. Treasury Bills	0.2
Television	0.2
Apparel Manufacturers	0.2
Internet Infrastructure Software	0.2
Retail-Sporting Goods	0.2
U.S. Treasury Bonds	0.2
Batteries/Battery Systems	0.2
Filtration/Separation Products	0.2
Computers-Periphery Equipment	0.1
Federal National Mtg. Assoc.	0.1
Casino Hotels	0.1
Cable/Satellite TV	0.1
Finance-Investment Banker/Broker	0.1

98.9%

Country Allocation*

United States	41.2%
United Kingdom	9.9
Japan	5.1
Switzerland	5.0
Germany	4.3
Canada	3.7
Denmark	3.2
France	3.2
Singapore	2.5
Sweden	2.2
Ireland	2.2
Australia	2.0
Norway	2.0
Poland	1.5
Israel	1.4
Brazil	1.2
Bermuda	1.1
Spain	1.1
Netherlands Antilles	1.0
Hong Kong	0.8
China	0.7
South Africa	0.7
Netherlands	0.7
Greece	0.6
Cayman Islands	0.4
Italy	0.3
Taiwan	0.3
Mexico	0.2
Russia	0.2
Belgium	0.1
Finland	0.1

98.9%

*	Calculated as a percentage of net assets

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 70.8%
Aerospace/Defense — 1.2%
Lockheed Martin Corp.	3,600	$290,340

Airlines — 0.0%
Ryanair Holdings PLC ADR†	463	13,145

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.†	3,100	46,531

Applications Software — 0.2%
Red Hat, Inc.†	2,494	50,204

Auto-Cars/Light Trucks — 1.9%
Daimler AG(1)	6,011	217,490
Ford Motor Co.†	15,700	95,299
Renault SA†(1)	3,380	124,779

		437,568

Banks-Commercial — 3.3%
Banco Bradesco SA ADR	9,900	146,223
Banco Santander SA(1)	21,679	261,622
Itau Unibanco Holding SA ADR	7,700	121,891
National Bank of Greece SA†(1)	3,969	108,743
Sumitomo Mitsui Financial Group, Inc.(1)	3,500	141,534

		780,013

Banks-Super Regional — 1.0%
Wells Fargo & Co.	9,599	232,872

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.†	744	38,867

Beverages-Non-alcoholic — 1.5%
Dr. Pepper Snapple Group, Inc.†	2,041	43,249
PepsiCo, Inc.	5,600	307,776

		351,025

Brewery — 0.4%
Molson Coors Brewing Co., Class B	2,200	93,126

Building Products-Cement — 1.1%
CRH PLC(1)	11,442	261,641

Building Products-Wood — 0.4%
Masco Corp.	9,937	95,196

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	1,863	26,995

Casino Hotels — 0.1%
MGM Mirage†	4,617	29,503

Casino Services — 0.2%
International Game Technology	3,500	55,650

Cellular Telecom — 0.8%
America Movil SAB de CV, Series L ADR	1,400	54,208
MetroPCS Communications, Inc.†	5,957	79,288
Mobile Telesystems OJSC ADR	1,300	48,009

		181,505

Chemicals-Diversified — 0.3%
FMC Corp	1,374	64,990

Commercial Services-Finance — 0.6%
Companhia Brasileira de Meios de Pagamento	3,900	33,537
Visa, Inc., Class A	1,700	105,842

		139,379

Computers — 1.0%
Apple, Inc.†	1,628	231,876
Palm, Inc.†	700	11,599

		243,475

Computers-Integrated Systems — 0.3%
HTC Corp.(1)	5,000	70,307

Computers-Memory Devices — 0.9%
NetApp, Inc.†	5,700	112,404
Seagate Technology	10,337	108,125

		220,529

Computers-Periphery Equipment — 0.1%
Logitech International SA†	2,216	31,024

Consumer Products-Misc. — 0.3%
The Scotts Miracle-Gro Co., Class A	1,731	60,672

Cosmetics & Toiletries — 0.6%
L’Oreal SA(1)	1,891	141,576

Diversified Banking Institutions — 5.5%
Bank of America Corp.	28,340	374,088
Barclays PLC(1)	8,906	41,482
HSBC Holdings PLC(1)	39,066	324,311
Mitsubishi UFJ Financial Group, Inc.(1)	29,600	181,957
The Goldman Sachs Group, Inc.	923	136,087
UBS AG†(1)	18,900	231,236

		1,289,161

Diversified Manufacturing Operations — 2.1%
Danaher Corp.	2,800	172,872
Honeywell International, Inc.	1,400	43,960
Illinois Tool Works, Inc.	3,000	112,020
Pentair, Inc.	1,500	38,430
Siemens AG(1)	1,929	133,545

		500,827

Diversified Minerals — 0.9%
Anglo American PLC(1)	1,580	46,106
Xstrata PLC(1)	15,484	170,772

		216,878

Electric-Integrated — 1.8%
Exelon Corp.	1,700	87,057
Northeast Utilities	7,900	176,249
Wisconsin Energy Corp.	3,700	150,627

		413,933

Electric-Transmission — 0.5%
National Grid PLC(1)	11,642	105,000

Electronic Components-Semiconductors — 1.2%
Broadcom Corp., Class A†	1,600	39,664
MEMC Electronic Materials, Inc.†	1,500	26,715
Texas Instruments, Inc.	10,300	219,390

		285,769

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,838	$52,015

Energy-Alternate Sources — 0.4%
First Solar, Inc.†	503	81,546

Enterprise Software/Service — 1.2%
BMC Software, Inc.†	900	30,411
Concur Technologies, Inc.†	1,758	54,639
Oracle Corp.	9,600	205,632

		290,682

Filtration/Separation Products — 0.2%
Pall Corp.	1,300	34,528

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc.(1)	2,900	24,297

Food-Misc. — 2.3%
Groupe Danone(1)	5,933	293,410
Nestle SA(1)	6,579	248,299

		541,709

Food-Retail — 0.4%
Tesco PLC(1)	17,509	102,053

Hotel/Motels — 0.5%
Shangri-La Asia, Ltd.(1)	83,333	123,533

Insurance Brokers — 1.0%
Marsh & McLennan Cos., Inc.	11,400	229,482

Insurance-Life/Health — 0.2%
AFLAC, Inc.	1,719	53,444

Insurance-Multi-line — 0.5%
Allianz SE(1)	1,285	118,826

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,300	44,967

Internet Security — 0.3%
McAfee, Inc.†	1,500	63,285

Intimate Apparel — 0.3%
The Warnaco Group, Inc.†	1,900	61,560

Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	577	94,432
St. Jude Medical, Inc.†	2,200	90,420

		184,852

Medical Products — 2.1%
Covidien PLC	5,400	202,176
Johnson & Johnson	4,200	238,560
Varian Medical Systems, Inc.†	1,534	53,905

		494,641

Medical-Biomedical/Gene — 2.1%
Amgen, Inc.†	5,000	264,700
Amylin Pharmaceuticals, Inc.†	900	12,150
Genzyme Corp.†	3,600	200,412
Myriad Genetics, Inc.†	600	21,390

		498,652

Medical-Drugs — 4.6%
Abbott Laboratories	2,000	94,080
AstraZeneca PLC(1)	3,366	148,230
Auxilium Pharmaceuticals, Inc.†	1,600	50,208
Cephalon, Inc.†	636	36,029
Daiichi Sankyo Co., Ltd.(1)	2,900	51,892
Eisai Co., Ltd.(1)	2,500	88,953
Merck & Co., Inc.	5,900	164,964
Myriad Pharmaceuticals, Inc.	150	697
Pfizer, Inc.	23,900	358,500
Sanofi-Aventis ADR	1,200	35,388
Shionogi & Co., Ltd.(1)	3,000	57,954

		1,086,895

Medical-Generic Drugs — 1.1%
Teva Pharmaceutical Industries, Ltd. ADR	5,100	251,634

Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	2,300	167,969

Metal-Diversified — 0.6%
Rio Tinto PLC(1)	3,926	136,676

Motion Pictures & Services — 0.3%
DreamWorks Animation SKG, Inc., Class A†	2,500	68,975

Multimedia — 0.5%
Viacom, Inc., Class B†	2,000	45,400
WPP PLC(1)	11,631	77,359

		122,759

Networking Products — 1.5%
Atheros Communications, Inc.†	2,300	44,252
Cisco Systems, Inc.†	16,700	311,288

		355,540

Oil Companies-Exploration & Production — 0.9%
EOG Resources, Inc.	1,300	88,296
Lundin Petroleum AB†(1)	2,656	20,660
Occidental Petroleum Corp.	1,529	100,624

		209,580

Oil Companies-Integrated — 4.4%
BP PLC(1)	55,173	436,593
Hess Corp.	2,000	107,500
PetroChina Co., Ltd. ADR	1,600	176,768
Suncor Energy, Inc.	8,200	249,352
Total SA(1)	1,156	62,611

		1,032,824

Oil-Field Services — 1.0%
Schlumberger, Ltd.	4,500	243,495

Platinum — 0.7%
Impala Platinum Holdings, Ltd.(1)	7,910	175,183

Real Estate Investment Trusts — 0.0%
Simon Property Group, Inc.	5	257

Real Estate Operations & Development — 1.6%
Brookfield Asset Management, Inc., Class A	11,500	196,305
Sun Hung Kai Properties, Ltd.(1)	14,000	174,799

		371,104

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

			Market
			Value
Security Description		Shares	(Note 2)

COMMON STOCK (continued)

Retail-Apparel/Shoe — 0.9%
Aeropostale, Inc.†		1,973	$67,615
Esprit Holdings, Ltd.(1)		17,500	97,889
Ross Stores, Inc.		1,100	42,460

			207,964

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.		2,000	82,980

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.		2,625	87,911

Retail-Discount — 0.2%
BJ’s Wholesale Club, Inc.†		1,739	56,048

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†		1,820	77,805

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†		2,600	44,720

Schools — 0.5%
ITT Educational Services, Inc.†		1,200	120,792

Semiconductor Components-Integrated Circuits — 0.4%
Marvell Technology Group, Ltd.†		3,485	40,565
Maxim Integrated Products, Inc.		2,700	42,363

			82,928

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.		1,600	55,888

Telecommunication Equipment — 0.3%
Nice Systems, Ltd. ADR†		2,700	62,289

Telephone-Integrated — 1.6%
AT&T, Inc.		9,331	231,782
Koninklijke KPN NV(1)		10,834	149,247

			381,029

Television — 0.2%
CBS Corp., Class B		7,200	49,824

Tobacco — 0.7%
Imperial Tobacco Group PLC(1)		6,367	165,601

Toys — 0.5%
Marvel Entertainment, Inc.†		1,874	66,695
Nintendo Co., Ltd.(1)		151	41,556

			108,251

Transport-Rail — 0.9%
East Japan Railway Co.(1)		2,000	120,433
Kansas City Southern†		5,100	82,161

			202,594

Transport-Services — 2.2%
C.H. Robinson Worldwide, Inc.		2,400	125,160
Deutsche Post AG(1)		16,026	209,464
FedEx Corp.		3,300	183,546

			518,170

Web Hosting/Design — 0.4%
Equinix, Inc.†		1,400	101,836

Wireless Equipment — 1.1%
QUALCOMM, Inc.		5,800	262,160

Total Common Stock (cost $16,311,205)			16,659,454

PREFERRED STOCK — 0.0%
Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(2)(3) (cost $0)		1,125	0

RIGHTS — 0.1%
Metal-Diversified — 0.1%
Rio Tinto PLC Expires 07/01/09† (cost $17,050)		2,061	23,668

ASSET BACKED SECURITIES — 0.3%
Diversified Financial Services — 0.3%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(5)		$25,000	23,607
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(5)		25,000	25,249
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A3SF 0.47% due 07/15/42(5)(6)		21,990	20,541

Total Asset Backed Securities (cost $72,678)			69,397

CORPORATE BONDS & NOTES — 0.0%
Oil Companies-Exploration & Production — 0.0%
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(2)(3) (cost $63,792)		130,000	0

FOREIGN CORPORATE BONDS & NOTES — 1.2%
Banks-Special Purpose — 1.2%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	111,580
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 7.50% due 08/26/11	AUD	70,000	59,450
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*		100,000	100,443

			271,473

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(3)		50,000	0

Total Foreign Corporate Bonds & Notes
(cost $269,564)			271,473

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Shares/	Market
		Principal	Value
Security Description		Amount(4)	(Note 2)

FOREIGN GOVERNMENT AGENCIES — 19.0%
Sovereign — 19.0%
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	5,000	$7,250
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	50,000	75,643
Federal Republic of Germany Bonds 4.25% due 07/04/18	EUR	50,000	75,418
Government of Australia Bonds 5.75% due 06/15/11	AUD	130,000	108,143
Government of Australia Bonds 6.00% due 02/15/17	AUD	210,000	175,323
Government of Australia Bonds 6.25% due 04/15/15	AUD	225,000	189,505
Government of Canada Bonds 3.75% due 06/01/19	CAD	90,000	79,891
Government of Canada Bonds 4.50% due 06/01/15	CAD	150,000	141,469
Government of Canada Bonds 5.75% due 06/01/33	CAD	125,000	136,645
Government of Canada Bonds 6.00% due 06/01/11	CAD	85,000	79,657
Government of Finland Bonds 4.38% due 07/04/19	EUR	10,000	14,661
Government of France Bonds 4.25% due 04/25/19	EUR	25,000	36,529
Government of France Bonds 4.75% due 04/25/35	EUR	10,000	14,811
Government of Ireland Bonds 4.40% due 06/18/19	EUR	10,000	12,747
Government of Japan Bonds 0.50% due 01/15/11	JPY	12,800,000	133,388
Government of Japan Bonds 0.70% due 12/20/13	JPY	14,350,000	149,308
Government of Japan Bonds 1.30% due 12/20/18	JPY	3,350,000	34,772
Government of Japan Bonds 1.80% due 06/20/17	JPY	7,900,000	86,349
Government of Japan Bonds 2.10% due 12/20/27	JPY	8,150,000	85,907
Government of Japan Bonds 2.20% due 09/20/28	JPY	1,050,000	11,181
Government of Poland Bonds 5.00% due 10/24/13	PLN	370,000	113,575
Government of Poland Bonds 5.75% due 09/23/22	PLN	430,000	128,343
Government of Poland Bonds 6.25% due 10/24/15	PLN	400,000	127,571
Government of Singapore Bonds 3.63% due 07/01/14	SGD	775,000	587,120
Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	15,000	22,404
Hellenic Republic of Greece Bonds 4.60% due 09/20/40	EUR	10,000	11,708
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	35,000	49,990
Kingdom of Belgium Bonds 5.00% due 03/28/35	EUR	10,000	14,837
Kingdom of Denmark Bonds 4.00% due 11/15/10	DKK	1,080,000	209,399
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	450,000	87,754
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	350,000	67,666
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	450,000	92,057
Kingdom of Denmark Bonds 6.00% due 11/15/09	DKK	335,000	64,093
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	890,000	221,402
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	860,000	136,901
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	1,880,000	328,724
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	250,000	33,380
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	1,050,000	147,377
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,690,000	245,461

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

		Shares/	Market
		Principal	Value
Security Description		Amount(4)	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)

Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	755,000	$104,568
Republic of Italy Bonds 6.00% due 05/01/31	EUR	20,000	30,633

Total Foreign Government Agencies (cost $4,317,113)			4,473,560

FOREIGN GOVERNMENT TREASURIES — 2.4%
Sovereign — 2.4%
United Kingdom Gilt Treasury Bonds 4.25% 12/07/55	GBP	35,000	56,367
United Kingdom Gilt Treasury Bonds 4.75% due 09/07/15	GBP	50,000	90,549
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	60,000	107,956
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	55,000	95,282
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	40,000	69,536
United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10	GBP	80,000	141,099

Total Foreign Government Treasuries (cost $511,609)			560,789

U.S. GOVERNMENT AGENCIES — 0.1%
Federal National Mtg. Assoc. — 0.1%
4.79% due 11/01/12		25,000	26,110
7.63% due 04/01/10		3,442	3,476

Total U.S. Government Agencies (cost $28,796)			29,586

U.S. GOVERNMENT TREASURIES — 1.9%
U.S. Treasury Bonds — 0.2%
4.50% due 05/15/38		40,000	41,294

U.S. Treasury Notes — 1.7%
0.88% due 03/31/11		$100,000	99,863
1.88% due 02/28/14		315,000	306,854

			406,717

Total U.S. Government Treasuries (cost $459,041)			448,011

Total Long-Term Investment Securities (cost $22,050,848)
			22,535,938

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Treasury Bills — 0.2%
0.01% due 07/09/09 (cost $49,999)		50,000	49,999

REPURCHASE AGREEMENT — 2.9%
UBS Securities, LLC Joint Repurchase Agreement(7) (cost $685,000)		685,000	685,000

TOTAL INVESTMENTS (cost $22,785,847)(8)		98.9%	23,270,937
Other assets less liabilities		1.1	248,041

NET ASSETS		100.0%	$23,518,978

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $100,443 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at June 30, 2009. The aggregate value of these securities was $5,687,619 representing 24.2% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	Denominated in United States dollars unless otherwise indicated.
(5)	Commercial Mortgage Backed Security
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(7)	See Note 2 for details of Joint Repurchase Agreement.
(8)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

Open Futures Contracts

Number					Value as of	Unrealized
of				Value at	June 30,	Appreciation
Contracts		Description	Expiration Date	Trade Date	2009	(Depreciation)

2	Long	U.S. Treasury 5 Year Note	September 2009	$231,006	$229,438	$(1,568)
1	Short	90 Day Euro Dollar	September 2009	247,741	248,325	(584)
9	Short	E-Mini S&P 500 Index	September 2009	420,954	411,975	8,979
2	Short	FTSE 100 Index	September 2009	142,415	138,928	3,487
1	Long	LIFFE Long Gilt	September 2009	194,102	194,460	358
1	Short	TOPIX Index	September 2009	96,440	95,818	622
1	Long	Euro-Bobl	September 2009	161,041	161,936	895
1	Long	Euro-Bund	September 2009	167,054	169,833	2,779
4	Short	Dow Jones Euro Stoxx 50	September 2009	137,276	134,542	2,734

						$17,702

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*CAD	526,000	USD	474,815	09/16/2009	$22,396
CHF	783,000	USD	672,259	07/24/2009	48,571
*CHF	1,670,000	USD	1,556,536	09/16/2009	18,095
CNY	3,492,000	USD	513,529	09/16/2009	1,865
*JPY	66,158,000	USD	687,614	09/16/2009	275
*NOK	4,310,000	USD	681,009	09/16/2009	12,009
*SEK	7,530,000	USD	985,174	09/16/2009	9,247
*SGD	1,083,000	USD	749,600	09/16/2009	2,237
*USD	43,947	AUD	55,000	09/16/2009	126
USD	206,591	BRL	412,000	09/16/2009	555
*USD	347,263	GBP	222,000	07/24/2009	17,966
*USD	178,919	ILS	703,000	09/16/2009	36
USD	337,211	INR	16,270,000	07/27/2009	1,756
*USD	385,537	JPY	38,145,000	07/24/2009	10,523
USD	44,590	KRW	56,830,000	09/16/2009	174
*USD	47,929	NZD	78,000	09/16/2009	2,165
*USD	15,181	PLN	49,000	09/16/2009	180
*USD	384,130	PLN	1,264,000	09/17/2009	12,086
USD	16,984	RUB	536,000	07/27/2009	107
*USD	327,292	SGD	475,000	09/16/2009	498
USD	239,805	TWD	7,850,000	07/27/2009	798
USD	10,451	ZAR	95,000	07/24/2009	1,813

					$163,478

See Notes to Financial Statements

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*AUD	250,000	USD	178,550	07/24/2009	$(22,578)
*AUD	738,000	USD	585,282	09/16/2009	(6,094)
BRL	285,000	USD	143,288	07/24/2009	(1,570)
*CAD	383,000	USD	327,441	07/24/2009	(1,871)
*DKK	4,156,000	USD	773,044	09/16/2009	(8,952)
*EUR	722,000	USD	941,018	07/24/2009	(71,859)
*EUR	1,176,000	USD	1,644,520	09/16/2009	(5,027)
*GBP	511,000	USD	803,053	07/24/2009	(37,630)
*GBP	437,000	USD	712,577	09/16/2009	(6,293)
*ILS	1,260,000	USD	319,786	09/16/2009	(958)
*JPY	26,847,000	USD	276,080	07/24/2009	(2,673)
*NZD	78,000	USD	49,734	09/16/2009	(360)
*PLN	1,264,000	USD	384,195	09/16/2009	(12,047)
*PLN	1,264,000	USD	394,076	09/17/2009	(2,140)
TWD	1,846,000	USD	54,374	07/24/2009	(2,168)
*USD	609,413	AUD	750,000	07/24/2009	(6,028)
*USD	388,057	CAD	435,000	07/24/2009	(14,034)
*USD	165,198	CAD	183,000	09/16/2009	(7,797)
*USD	479,798	CHF	516,000	09/16/2009	(4,447)
USD	766,559	CNY	5,231,000	07/24/2009	(721)
*USD	18,950	DKK	100,000	09/16/2009	(134)
*USD	800,408	EUR	568,000	07/24/2009	(3,574)
*USD	860,488	EUR	611,000	09/16/2009	(3,452)
*USD	105,702	GBP	64,000	09/16/2009	(421)
USD	91,935	HKD	705,000	06/12/2012	(349)
*USD	947,532	JPY	91,112,000	09/16/2009	(937)
USD	254,458	KRW	313,620,000	07/24/2009	(7,960)
*USD	598,489	NOK	3,805,000	09/16/2009	(7,876)
*USD	614,438	SEK	4,728,000	09/16/2009	(1,664)

					$(241,614)

Net Unrealized Appreciation (Depreciation)					$(78,136)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD  — Australian Dollar
BRL  — Brazilian Real
CAD  — Canadian Dollar
CHF  — Swiss Franc
CNY  — Yuan (Chinese) Renminbi
DKK  — Danish Krone
EUR  — Euro
GBP  — British Pound Sterling
HKD  — Hong Kong Dollar
ILS  — Israeli Shekel
INR  — Indian Rupee
JPY  — Japanese Yen
KRW  — South Korean Won
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
PLN  — Polish Zloty
RUB  — Russian Ruble
SEK  — Swedish Krona
SGD  — Singapore Dollar
TWD  — Taiwan Dollar
USD  — United States Dollar
ZAR  — South African Rand

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 2):

	Level 1 —	Level 2 —		Level 3 —
	Unadjusted	Other		Significant
	Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock
Diversified Banking Institutions	$510,175	$778,986	@	$—	$1,289,161
Other Industries*	10,461,660	4,908,633	@	—	15,370,293
Preferred Stocks	—	—		0	0
Rights	23,668	—		—	23,668
Asset Backed Securities	—	69,397		—	69,397
U.S. Corporate Bonds & Notes	—	—		0	0
Foreign Corporate Bonds & Notes	—	271,473		0	271,473
Foreign Government Agencies	—	4,473,560		—	4,473,560
Foreign Government Treasuries	—	560,789		—	560,789
U.S. Government Agencies	—	29,586		—	29,586
U.S. Government Treasuries	448,011	—		—	448,011
Short Term Investment Securities
U.S. Government Treasuries	—	49,999		—	49,999
Repurchase Agreement	—	685,000		—	685,000
Other Financial Instruments†
Futures Appreciation	19,854	—		—	19,854
Futures Depreciation	(2,152)	—		—	(2,152)
Forward Foreign Currency Contracts Appreciation	—	163,478		—	163,478
Forward Foreign Currency Contracts Depreciation	—	(241,614)		—	(241,614)

Total	$11,461,216	$11,749,287		$0	$23,210,503

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1 (See Note 2).

		U.S. Corporate	Foreign Corporate
	Preferred Stock	Bonds & Notes	Bonds & Notes

Balance as of 12/31/2008	$0	$0	$0
Accrued discounts/premiums	—	—	—
Realized gain(loss)	—	—	—
Change in unrealized appreciation(depreciation)	—	—	—
Net purchases(sales)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 06/30/2009	$0	$0	$0

See Notes to Financial Statements

Anchor Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2009 — (unaudited)

		Government and	Asset
	Money Market	Quality Bond	Allocation
	Portfolio	Portfolio	Portfolio

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$—	$1,069,334,366	$214,707,605
Short-term investment securities, at market value (unaffiliated)*	11,239,826	—	—
Repurchase agreements (cost approximates market value)	—	55,789,000	10,723,000

Total investments	11,239,826	1,125,123,366	225,430,605

Cash	4,537	377,872	5,607
Foreign cash*	—	—	20,618
Due from broker	—	—	—
Receivable for:
Fund shares sold	—	31,724,197	289,787
Dividends and interest	4,787	7,567,199	1,048,302
Investments sold	—	9,168,750	149,176
Prepaid expenses and other assets	4,394	19,588	22,907
Due from investment adviser for expense reimbursements/fee waivers	7,641	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Unrealized appreciation on bond forward contracts	—	—	—
Variation margin on futures contracts	—	—	—

Total assets	11,261,185	1,173,980,972	226,967,002

LIABILITIES:
Payable for:
Fund shares redeemed	2,105	1,473,262	290,068
Investments purchased	—	18,137,461	38,709
Investment advisory and management fees	4,654	499,277	123,234
Service fees — Class 2	—	12,480	2,524
Service fees — Class 3	—	133,162	5,514
Trustees’ fees and expenses	2,260	23,047	4,284
Other accrued expenses	26,024	165,666	62,117
Unrealized depreciation on forward foreign currency contracts	—	—	—
Unrealized depreciation on bond forward contracts	—	—	—
Variation margin on futures contracts	—	—	—

Total liabilities	35,043	20,444,355	526,450

NET ASSETS	$11,226,142	$1,153,536,617	$226,440,552

NET ASSETS REPRESENTED BY:
Capital paid-in	$11,226,142	$1,088,191,268	$273,040,157
Accumulated undistributed net investment income (loss)	—	74,487,537	12,076,143
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	—	(21,261,154)	(40,997,923)
Unrealized appreciation (depreciation) on investments	—	12,118,966	(17,677,612)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and foreign bond forward contracts	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(213)

NET ASSETS	$11,226,142	$1,153,536,617	$226,440,552

Class 1 (unlimited shares authorized):
Net assets	$11,226,142	$370,622,271	$179,993,771
Shares of beneficial interest issued and outstanding	11,226,133	24,301,333	17,032,231
Net asset value, offering and redemption price per share	$1.00	$15.25	$10.57

Class 2 (unlimited shares authorized):
Net assets	$—	$102,361,847	$19,981,510
Shares of beneficial interest issued and outstanding	—	6,721,415	1,896,068
Net asset value, offering and redemption price per share	$—	$15.23	$10.54

Class 3 (unlimited shares authorized):
Net assets	$—	$680,552,499	$26,465,271
Shares of beneficial interest issued and outstanding	—	44,788,532	2,517,511
Net asset value, offering and redemption price per share	$—	$15.19	$10.51

*Cost
Long-term investment securities (unaffiliated)	$—	$1,057,215,400	$232,385,217

Short-term investment securities (unaffiliated)	$11,239,826	$—	$—

Foreign cash	$—	$—	$20,523

See Notes To Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$7,822,584	$385,872,890	$900,388,809	$256,245,688	$24,959,629	$22,535,938
—	—	—	—	—	49,999
205,000	8,375,000	15,075,000	18,295,000	970,000	685,000

8,027,584	394,247,890	915,463,809	274,540,688	25,929,629	23,270,937

2,174	2,527	4,531	1,435	459	3,041
—	—	704,110	97,080	—	55,937
—	—	—	—	10,000	85,703

—	187,196	3,673,740	132,638	—	—
6,010	221,490	572,624	505,245	84,415	139,366
27,278	2,608,420	25,839,975	—	43,207	637,100
13,284	20,419	85,549	19,729	12,211	13,210
—	—	—	—	—	—
—	—	—	—	—	163,478
—	—	—	—	—	—
—	—	—	—	—	3,493

8,076,330	397,287,942	946,344,338	275,296,815	26,079,921	24,372,265

565	1,442,665	1,399,987	3,818,906	10,316	8,478
63,634	3,940,253	12,518,892	558,265	134,823	536,661
4,690	239,328	541,769	178,901	21,559	19,638
—	4,356	8,019	3,026	—	—
—	28,900	83,804	30,953	—	—
1,188	20,756	38,379	5,017	4,401	2,968
33,318	68,887	135,665	81,609	35,900	43,928
—	—	—	—	—	241,614
—	—	—	—	—	—
—	—	—	—	414	—

103,395	5,745,145	14,726,515	4,676,677	207,413	853,287

$7,972,935	$391,542,797	$931,617,823	$270,620,138	$25,872,508	$23,518,978

$12,058,551	$609,293,712	$1,244,942,231	$212,635,858	$32,859,122	$28,901,944
42,850	5,341,775	883,864	4,746,362	832,430	1,526,941

(3,838,076)	(223,047,680)	(334,784,506)	24,912,470	(7,189,766)	(7,339,546)
(290,379)	(45,010)	20,582,456	28,332,142	(628,108)	485,090

—	—	—	—	(1,150)	17,702
(11)	—	(6,222)	(6,694)	(20)	(73,153)

$7,972,935	$391,542,797	$931,617,823	$270,620,138	$25,872,508	$23,518,978

$7,972,935	$221,434,323	$458,745,278	$107,891,594	$25,872,508	$23,518,978
1,382,857	15,127,422	19,754,176	3,236,497	5,172,810	3,846,987
$5.77	$14.64	$23.22	$33.34	$5.00	$6.11

$—	$34,147,959	$64,315,196	$22,702,058	$—	$—
—	2,336,854	2,798,949	683,902	—	—
$—	$14.61	$22.98	$33.19	$—	$—

$—	$135,960,515	$408,557,349	$140,026,486	$—	$—
—	9,327,424	17,890,540	4,232,812	—	—
$—	$14.58	$22.84	$33.08	$—	$—

$8,112,963	$385,917,900	$879,806,353	$227,913,546	$25,587,737	$22,050,848

$—	$—	$—	$—	$—	$49,999

$—	$—	$711,716	$97,263	$—	$55,927

Anchor Series Trust
STATEMENT OF OPERATIONS — For the six months ended June 30, 2009 — (unaudited)

		Government	Asset
	Money Market	and Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$2,164,371
Interest (unaffiliated)	55,271	27,045,899	2,188,196

Total investment income*	55,271	27,045,899	4,352,567

EXPENSES:
Investment advisory and management fees	31,489	3,122,343	726,441
Service fees:
Class 2	—	81,280	14,961
Class 3	—	820,526	31,621
Custodian and accounting fees	12,661	172,087	73,767
Reports to shareholders	1,532	111,870	21,593
Audit and tax fees	17,930	24,010	18,249
Legal fees	6,696	17,842	5,954
Trustees’ fees and expenses	416	27,142	5,805
Other expenses	7,691	10,184	4,363

Total expenses before custody credits and fees paid indirectly	78,415	4,387,284	902,754
Fees waived and expenses reimbursed by investment advisor (Note 3)	(27,257)	—	—
Custody credits earned on cash balances	—	(15)	(3)
Fees paid indirectly (Note 4)	—	—	(23,670)

Net expenses	51,158	4,387,269	879,081

Net investment income (loss)	4,113	22,658,630	3,473,486

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	(17,127,575)	(16,238,444)
Net realized gain (loss) on futures contracts, written options contracts and foreign bond forward contracts	—	(1,214,035)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	1,353

Net realized gain (loss) on investments and foreign currencies	—	(18,341,610)	(16,237,091)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	8,920,736	20,175,796
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and foreign bond forward contracts	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(4)

Net unrealized gain (loss) on investments and foreign currencies	—	8,920,736	20,175,792

Net realized and unrealized gain (loss) on investments and foreign currencies	—	(9,420,874)	3,938,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,113	$13,237,756	$7,412,187

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$62,422

See Notes To Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$72,890	$3,122,856	$4,853,094	$2,466,827	$148,618	$210,898
140	7,701	14,911	11,554	238,006	107,449

73,030	3,130,557	4,868,005	2,478,381	386,624	318,347

26,437	1,344,681	3,118,979	919,705	127,309	113,883

—	24,351	46,747	15,627	—	—
—	161,205	474,943	158,295	—	—
19,903	59,226	103,065	31,027	22,417	34,339
379	36,768	93,352	23,421	1,326	1,267
15,262	18,901	22,028	18,338	17,181	19,025
—	7,618	13,952	6,081	—	—
252	9,126	21,403	5,359	739	657
2,383	6,009	11,745	4,575	1,020	2,188

64,616	1,667,885	3,906,214	1,182,428	169,992	171,359
—	—	—	—	—	—
—	—	(3)	(1)	—	(1)
(127)	(13,450)	(121,977)	—	(285)	(830)

64,489	1,654,435	3,784,234	1,182,427	169,707	170,528

8,541	1,476,122	1,083,771	1,295,954	216,917	147,819

(1,508,408)	(89,419,048)	(115,324,942)	7,274,026	(2,664,897)	(1,828,936)

—	—	—	—	20,127	(189,691)
—	—	(47,938)	22,727	—	(163,401)

(1,508,408)	(89,419,048)	(115,372,880)	7,296,753	(2,644,770)	(2,182,028)

2,030,060	119,933,949	161,662,281	40,082,515	3,992,094	3,121,288

—	—	—	—	(8,025)	(80,855)
(11)	—	(24,770)	(5,690)	(20)	169,652

2,030,049	119,933,949	161,637,511	40,076,825	3,984,049	3,210,085

521,641	30,514,901	46,264,631	47,373,578	1,339,279	1,028,057

$530,182	$31,991,023	$47,348,402	$48,669,532	$1,556,196	$1,175,876

$321	$2,106	$176,744	$164,958	$694	$15,749

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market		Government and Quality Bond
	Portfolio		Portfolio
	For the six	For the year	For the six	For the year
	months ended	ended	months ended	ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(unaudited)	2008	(unaudited)	2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$4,113	$239,455	$22,658,630	$52,772,367
Net realized gain (loss) on investments and foreign currencies	—	2,168	(18,341,610)	10,072,413
Net unrealized gain (loss) on investments and foreign currencies	—	—	8,920,736	(13,293,148)

Net increase (decrease) in net assets resulting from operations	4,113	241,623	13,237,756	49,551,632

Distributions to shareholders from:
Net investment income — Class 1	(6,023)	(239,713)	—	(16,816,895)
Net investment income — Class 2	—	—	—	(4,952,927)
Net investment income — Class 3	—	—	—	(29,000,047)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	(6,023)	(239,713)	—	(50,769,869)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(2,503,965)	610,884	(62,908,142)	32,603,810

Total increase (decrease) in net assets	(2,505,875)	612,794	(49,670,386)	31,385,573

NET ASSETS:
Beginning of period	13,732,017	13,119,223	1,203,207,003	1,171,821,430

End of period†	$11,226,142	$13,732,017	$1,153,536,617	$1,203,207,003

† Includes accumulated undistributed net investment income (loss)	$—	$1,910	$74,487,537	$51,828,907

See Notes To Financial Statements

Asset Allocation		Growth and Income		Growth
Portfolio		Portfolio		Portfolio
For the six		For the six		For the six
months ended	For the year	months ended	For the year	months ended	For the year
June 30, 2009	ended	June 30, 2009	ended	June 30, 2009	ended
(unaudited)	December 31, 2008	(unaudited)	December 31, 2008	(unaudited)	December 31, 2008

$3,473,486	$8,604,957	$8,541	$41,013	$1,476,122	$3,981,203
(16,237,091)	(22,107,075)	(1,508,408)	(2,180,789)	(89,419,048)	(130,732,328)
20,175,792	(66,947,094)	2,030,049	(3,451,476)	119,933,949	(159,928,248)

7,412,187	(80,449,212)	530,182	(5,591,252)	31,991,023	(286,679,373)

—	(7,936,265)	—	(57,315)	—	(2,602,890)
—	(814,760)	—	—	—	(292,737)
—	(964,922)	—	—	—	(858,123)
—	(41,423,466)	—	(2,067,731)	—	(68,245,060)
—	(4,492,079)	—	—	—	(10,302,846)
—	(5,522,848)	—	—	—	(38,747,100)

—	(61,154,340)	—	(2,125,046)	—	(121,048,756)

(21,831,163)	(258,423)	(644,477)	58,304	(37,612,108)	17,165,101

(14,418,976)	(141,861,975)	(114,295)	(7,657,994)	(5,621,085)	(390,563,028)

240,859,528	382,721,503	8,087,230	15,745,224	397,163,882	787,726,910

$226,440,552	$240,859,528	$7,972,935	$8,087,230	$391,542,797	$397,163,882

$12,076,143	$8,602,657	$42,850	$34,309	$5,341,775	$3,865,653

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Capital Appreciation
	Portfolio

	For the six	For the year
	months ended	ended
	June 30, 2009	December 31,
	(unaudited)	2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,083,771	$(2,166,589)
Net realized gain (loss) on investments and foreign currencies	(115,372,880)	(216,724,377)
Net unrealized gain (loss) on investments and foreign currencies	161,637,511	(473,236,852)

Net increase (decrease) in net assets resulting from operations	47,348,402	(692,127,818)

Distributions to shareholders from:
Net investment income — Class 1	—	—
Net investment income — Class 2	—	—
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	—	(154,260,560)
Net realized gain on securities — Class 2	—	(22,161,036)
Net realized gain on securities — Class 3	—	(115,704,548)

Total distributions to shareholders	—	(292,126,144)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(73,620,211)	130,082,732

Total increase (decrease) in net assets	(26,271,809)	(854,171,230)

NET ASSETS:
Beginning of period	957,889,632	1,812,060,862

End of period†	$931,617,823	$957,889,632

† Includes accumulated undistributed net investment income (loss)	$883,864	$(199,907)

See Notes To Financial Statements

Natural Resources		Multi-Asset		Strategic Multi-Asset
Portfolio		Portfolio		Portfolio
For the six		For the six		For the six
months ended	For the year	months ended	For the year	months ended	For the year
June 30, 2009	ended	June 30, 2009	ended	June 30, 2009	ended
(unaudited)	December 31, 2008	(unaudited)	December 31, 2008	(unaudited)	December 31, 2008

$1,295,954	$3,537,480	$216,917	$629,506	$147,819	$320,233
7,296,753	17,894,723	(2,644,770)	(4,429,035)	(2,182,028)	(3,768,977)
40,076,825	(277,055,542)	3,984,049	(6,398,221)	3,210,085	(7,369,978)

48,669,532	(255,623,339)	1,556,196	(10,197,750)	1,175,876	(10,818,722)

—	(1,799,816)	—	(746,766)	—	—
—	(304,366)	—	—	—	—
—	(1,322,129)	—	—	—	—
—	(36,493,361)	—	(3,817,940)	—	(5,877,248)
—	(7,429,173)	—	—	—	—
—	(37,212,380)	—	—	—	—

—	(84,561,225)	—	(4,564,706)	—	(5,877,248)

(15,778,377)	35,790,198	(2,839,492)	(1,312,234)	(2,105,251)	2,109,971

32,891,155	(304,394,366)	(1,283,296)	(16,074,690)	(929,375)	(14,585,999)

237,728,983	542,123,349	27,155,804	43,230,494	24,448,353	39,034,352

$270,620,138	$237,728,983	$25,872,508	$27,155,804	$23,518,978	$24,448,353

$4,746,362	$3,450,408	$832,430	$615,513	$1,526,941	$1,379,122

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)
June 30, 2009

1. Organization:  Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 9 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”)*, an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of SunAmerica Annuity and Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable contracts issued by Phoenix Life Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment objectives for each Portfolio are as follows:

The Money Market Portfolio seeks current income consistent with stability of principal through investments in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach; may be concentrated more than other Portfolios.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, using a value approach, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. “Net Assets” will take into account borrowing for investment purposes.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash with less risk than the Strategic Multi-Asset Portfolio.

* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash with more risk than the Multi-Asset Portfolio.

Indemnifications:  The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(l9) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolios uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Board has adopted procedures intended to stabilize the Money Market Portfolio’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolio’s market-based net asset value per share deviates from the Portfolio’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 —	Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of June 30, 2009 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments

New Accounting Pronouncements:  In March 2008, FASB issued FASB Statement No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial reporting. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The disclosure below includes additional information as a result of implementing FAS 161.

Derivatives not accounted for	Government and Quality Bond Portfolio
as hedging instruments	Asset Derivatives 2009		Liability Derivatives 2009
under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivatives not accounted for			Change in Unrealized Appreciation
as hedging instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts	Net realized/unrealized gain (loss) on futures contracts	$(1,214,035)	$—

Derivatives not accounted for	Multi-Asset Portfolio
as hedging instruments	Asset Derivatives 2009		Liability Derivatives 2009
under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$414

Derivatives not accounted for			Change in Unrealized Appreciation
as hedging instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts	Net realized/unrealized gain (loss) on futures contracts	$20,127	$(8,025)

Derivatives not accounted for	Strategic Multi-Asset Portfolio
as hedging instruments	Asset Derivatives 2009		Liability Derivatives 2009
under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$163,478	Unrealized depreciation on forward foreign currency contracts	$241,614
Bond forward contracts	Unrealized appreciation on bond forward contracts	—	Unrealized depreciation on bond forward contracts	—
Equity contracts	Variation margin on futures contracts	3,493	Variation margin on futures contracts	—

Total		$166,971		$241,614

Derivatives not accounted for			Change in Unrealized Appreciation
as hedging instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$(126,091)	$74,014
Bond forward contracts	Net realized/unrealized gain (loss) on bond forward contracts	805	(42,184)
Equity contracts	Net realized/unrealized gain (loss) on futures contracts	(190,496)	(38,671)

Total		$(315,782)	$(6,841)

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities

Bond Forward Contracts:  Certain Portfolios may enter into bond forward contracts (“bond forwards”) for various purposes, including to generate income, to enhance returns or to hedge against market risk. As of June 30, 2009, none of the portfolios had open bond forwards.

A bond forward is a contractual agreement made directly between two parties to buy or sell an underlying asset, usually a government bond, at an agreed-upon price and date in the future. Generally, the market value of the contract will fluctuate with changes in the underlying asset as a result of certain factors including, but not limited to, changes in interest rates and the credit risk of the issuer of the underlying bond. The change in market value of the bond forward is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. In a bond forward transaction, no cash changes hands up-front. If the transaction is collateralized, exchange of margin will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the maturity of the contract. Bond forwards trade in the over-the-counter market in the same way most bonds trade, and liquidity is typically identical to the underlying bond on which the bond forward is based.

Risks to the Portfolios of entering into bond forwards, include market risk, counterparty credit risk and non-correlation risk. Market risk involves the risk that the market value of the underlying bond may change, causing an unrealized loss to the Portfolio. The market value of the underlying bond may change based on a number of factors, including, but not limited to, a change in the interest rates secured at the time the bond forward was entered into until the time settlement takes place, as well as a change in the creditworthiness and/or ratings of the issuer of the underlying bond. Counterparty credit risk is the risk that a counterparty will be unable to meet its obligation under the contract, which can increase over the life of the bond forward. Because no cash changes hands up-front, however, the amount of counterparty credit risk is limited to the loss of the mark-to-market profit of the contract, rather than the contract’s full notional value. Non-correlation risk is the risk that the market value of the bond forward might move independently of the market value of the underlying bond.

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of June 30, 2009, the following Portfolio had open forward contracts: Strategic Multi-Asset Portfolio, which are reported on a schedule following the Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts:  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of June 30, 2009, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following the Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At June 30, 2009, the due to broker as disclosed in the Statement of Assets and Liabilities for the Multi-Asset Portfolio and Strategic Multi-Asset Portfolio includes amounts set aside for collateral for futures contracts.

Options:  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. As of June 30, 2009, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Repurchase Agreements

The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of June 30, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Government and Quality Bond	46.59%	$55,390,000
Growth and Income	0.17	205,000
Growth	7.04	8,375,000
Capital Appreciation	12.68	15,075,000
Natural Resources	15.39	18,295,000
Multi-Asset	0.82	970,000
Strategic Multi-Asset	0.58	685,000

As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:

UBS Securities LLC, dated June 30, 2009, bearing interest at a rate of 0.03% per annum, with a principal amount of $118,880,000, a repurchase price of $118,880,099, and a maturity date of July 1, 2009. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	4.25%	03/31/12	$111,390,500	$121,815,700

Mortgage-Backed Dollar Rolls

During the six months ended June 30, 2009, the Government and Quality Bond Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trusts’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

Securities Transactions, Dividends, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2005.

Foreign Currency Translation

The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

3. Investment Advisory and Management Agreement:  The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

	Average Daily	Management
Portfolio	Net Assets	Fee

Money Market	$0-$150 million	.500%
	> $150 million	.475%
	> $250 million	.450%
	> $500 million	.425%

Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

Natural Resources	> $0.750%
Growth and Income	$0-$100 million	.700%
	> $100 million	.650%
	> $250 million	.600%
	> $500 million	.575%

Growth	$0-$250 million	.750%
	> $250 million	.675%
	> $500 million	.600%

Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Strategic Multi-Asset	$0-$200 million	1.000%
Multi-Asset	> $200 million	.875%
	> $500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

	Average Daily	Subadvisory
Portfolio	Net Assets	Fee

Money Market	$0-$500 million	.075%
	> $500 million	.020%

Government and Quality Bond	$0-$50 million	.225%
	> $50 million	.125%
	> $100 million	.100%

Asset Allocation	$0-$50 million	.400%
	> $50 million	.300%
	> $150 million	.250%
	> $250 million	.200%

Growth	$0-$50 million	.325%
Growth and Income	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

Capital Appreciation	$0-$50 million	.375%
	> $50 million	.275%
	> $150 million	.250%

Natural Resources	$0-$50 million	.350%
	> $50 million	.250%
	> $150 million	.200%
	> $500 million	.150%

	Average Daily	Subadvisory
Portfolio	Net Assets	Fee

Multi-Asset	$0-$50 million	.250%
	> $50 million	.175%
	> $150 million	.150%

Strategic Multi-Asset	$0-$50 million	.300%
	> $50 million	.200%
	> $150 million	.175%
	> $500 million	.150%

For the six months ended June 30, 2009, SAAMCo accrued fees of $9,531,267 from the Trust, of which SAAMCo informed the Trust that $6,622,708 was retained and $2,908,559 was paid to Wellington Management and EDGE, respectively.

The Adviser may reimburse expenses or waive fees of the Money Market Portfolio, including to avoid a negative yield. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. For the six months ended June 30, 2009, the Money Market Portfolio voluntarily waived and/or reimbursed expenses in the amount of $27,257.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On March 4, 2009, AIG, the ultimate parent of SAAMCo, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the “FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.9% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

4. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio expenses have been reduced. For the six months ended June 30, 2009, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s nonaffiliated expenses were as follows:

Total Expense
Portfolio	Reductions

Asset Allocation	$23,670
Growth and Income	127
Growth	13,450
Capital Appreciation	121,977
Multi-Asset	285
Strategic Multi-Asset	830

5. Securities Transactions:  The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2009 were as follows:

		Government and	Asset	Growth and		Capital	Natural		Strategic
	Money Market	Quality Bond	Allocation	Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Purchases (excluding U.S. government securities)	$—	$13,859,827	$45,990,281	$3,636,021	$204,460,043	$878,848,422	$16,419,301	$7,283,736	$19,786,676
Sales (excluding U.S. government securities)	—	77,762,870	48,411,691	4,303,425	227,231,112	920,872,284	27,087,193	8,934,332	21,414,786
Purchases of U.S. government securities	—	418,581,575	3,147,814	—	—	—	—	2,371,824	2,022,594
Sales of U.S. government securities	—	513,356,588	9,144,565	—	—	—	—	2,758,068	1,871,719

6. Federal Income Taxes:  The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, partnership investments, and derivatives transactions.

	For The Year Ended December 31, 2008
	Distributable Earnings			Tax Distributions
		Long-Term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	and Other Losses	(Depreciation)*	Income	Capital Gains

Money Market	$14,124	$—	$—	$239,713	$—
Government and Quality Bond	53,631,977	(2,319,412)	912,215	50,769,869	—
Asset Allocation	8,657,823	(11,421,756)	(39,864,142)	17,119,715	44,034,625
Growth and Income	37,582	(989,577)	(2,390,044)	793,865	1,331,181
Growth	3,983,554	(61,200,348)	(123,377,289)	61,965,057	59,083,699
Capital Appreciation	—	(79,726,185)	(141,490,919)	178,796,841	113,329,303
Natural Resources	3,470,769	17,951,113	(12,085,554)	3,426,311	81,134,914
Multi-Asset	650,258	(2,048,822)	(4,741,441)	2,124,667	2,440,039
Strategic Multi-Asset	1,506,236	(3,256,934)	(2,899,880)	3,031,525	2,845,723

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of December 31, 2008, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2012	2014	2016

Money Market	$—	$—	$—
Government and Quality Bond	—	2,319,412	—
Asset Allocation	—	—	11,421,756
Growth and Income	—	—	989,577
Growth	—	—	61,200,348
Capital Appreciation	—	—	79,726,185
Natural Resources	—	—	—
Multi-Asset	—	—	2,048,822
Strategic Multi-Asset	—	—	3,256,934

As of June 30, 2009, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Money Market	$—	$—	$—	$11,239,826
Government and Quality Bond	30,825,028	(19,306,193)	11,518,835	1,113,604,531
Asset Allocation	6,677,526	(26,365,663)	(19,688,137)	245,118,742
Growth and Income	481,897	(841,881)	(359,984)	8,387,568
Growth	26,464,732	(29,908,072)	(3,443,340)	397,691,230
Capital Appreciation	87,393,928	(67,258,116)	20,135,812	895,327,997
Natural Resources	63,567,957	(35,571,209)	27,996,748	246,543,940
Multi-Asset	1,235,071	(1,974,086)	(739,015)	26,668,644
Strategic Multi-Asset	1,402,228	(932,314)	469,914	22,801,023

Note 7. Capital Share Transactions:  Transactions in capital shares of each class of each fund were as follows:

	Money Market Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	2,193,684	$2,193,684	10,073,638	$10,073,707
Reinvested dividends	6,023	6,023	239,713	239,713
Shares redeemed	(4,703,671)	(4,703,672)	(9,702,477)	(9,702,536)

Net increase (decrease)	(2,503,964)	$(2,503,965)	610,874	$610,884

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008		June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,471,802	$37,181,534	11,214,922	$167,610,917	674,405	$10,162,104	2,818,886	$42,199,534
Reinvested dividends	—	—	1,131,385	16,816,895	—	—	333,294	4,952,927
Shares redeemed	(5,551,985)	(83,749,586)	(12,832,715)	(191,396,523)	(1,699,937)	(25,617,805)	(3,768,236)	(56,147,911)

Net increase (decrease)	(3,080,183)	$(46,568,052)	(486,408)	$(6,968,711)	(1,025,532)	$(15,455,701)	(616,056)	$(8,995,450)

	Government and Quality Bond Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	7,259,739	$109,550,586	23,555,072	$352,462,815
Reinvested dividends	—	—	1,954,335	29,000,047
Shares redeemed	(7,338,536)	(110,434,975)	(22,383,342)	(332,894,891)

Net increase (decrease)	(78,797)	$(884,389)	3,126,065	$48,567,971

	Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008		June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	614,353	$6,003,508	1,392,584	$18,971,186	42,620	$430,576	203,668	$2,841,491
Reinvested dividends	—	—	4,049,627	49,359,731	—	—	436,082	5,306,839
Shares redeemed	(2,494,569)	(24,348,982)	(5,550,972)	(73,321,761)	(275,625)	(2,724,800)	(506,492)	(6,855,227)

Net increase (decrease)	(1,880,216)	$(18,345,474)	(108,761)	$(4,990,844)	(233,005)	$(2,294,224)	133,258	$1,293,103

	Asset Allocation Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	327,320	$3,187,886	720,487	$9,683,127
Reinvested dividends	—	—	534,008	6,487,770
Shares redeemed	(452,158)	(4,379,351)	(963,217)	(12,731,579)

Net increase (decrease)	(124,838)	$(1,191,465)	291,278	$3,439,318

	Growth and Income Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	39,945	$229,341	83,220	$515,309
Reinvested dividends	—	—	283,655	2,125,046
Shares redeemed	(170,614)	(873,818)	(323,107)	(2,582,051)

Net increase (decrease)	(130,669)	$(644,477)	43,768	$58,304

	Growth Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008		June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	537,244	$6,969,785	1,601,905	$32,173,782	104,195	$1,307,629	387,138	$7,385,953
Reinvested dividends	—	—	3,678,355	70,847,950	—	—	550,396	10,595,583
Shares redeemed	(2,231,734)	(28,621,306)	(5,672,104)	(122,241,995)	(372,850)	(4,796,564)	(927,013)	(19,826,776)

Net increase (decrease)	(1,694,490)	$(21,651,521)	(391,844)	$(19,220,263)	(268,655)	$(3,488,935)	10,521	$(1,845,240)

	Growth Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	235,880	$3,085,789	2,451,307	$51,486,828
Reinvested dividends	—	—	2,060,800	39,605,223
Shares redeemed	(1,206,055)	(15,557,441)	(2,512,163)	(52,861,447)

Net increase (decrease)	(970,175)	$(12,471,652)	1,999,944	$38,230,604

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008		June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	592,371	$12,652,583	1,824,491	$63,058,828	77,549	$1,671,534	385,799	$13,087,933
Reinvested dividends	—	—	5,039,056	154,260,560	—	—	730,730	22,161,036
Shares redeemed	(3,055,664)	(63,862,940)	(6,888,849)	(231,494,142)	(456,033)	(9,460,275)	(1,063,391)	(34,923,045)

Net increase (decrease)	(2,463,293)	$(51,210,357)	(25,302)	$(14,174,754)	(378,484)	$(7,788,741)	53,138	$325,924

	Capital Appreciation Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	1,098,562	$23,314,820	4,788,832	$160,010,892
Reinvested dividends	—	—	3,835,746	115,704,548
Shares redeemed	(1,850,518)	(37,935,933)	(4,012,462)	(131,783,878)

Net increase (decrease)	(751,956)	$(14,621,113)	4,612,116	$143,931,562

	Natural Resources Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008		June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	337,222	$10,433,821	755,676	$43,443,829	52,516	$1,666,786	221,271	$12,187,524
Reinvested dividends	—	—	927,109	38,293,177	—	—	187,805	7,733,539
Shares redeemed	(616,918)	(17,460,234)	(2,110,190)	(109,061,170)	(137,621)	(3,900,557)	(388,319)	(19,603,745)

Net increase (decrease)	(279,696)	$(7,026,413)	(427,405)	$(27,324,164)	(85,105)	$(2,233,771)	20,757	$317,318

	Natural Resources Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	454,867	$13,595,258	2,036,135	$107,026,138
Reinvested dividends	—	—	938,248	38,534,509
Shares redeemed	(702,028)	(20,113,451)	(1,619,880)	(82,763,603)

Net increase (decrease)	(247,161)	$(6,518,193)	1,354,503	$62,797,044

	Multi-Asset Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	18,331	$85,717	87,854	$508,479
Reinvested dividends	—	—	789,926	4,564,706
Shares redeemed	(633,518)	(2,925,209)	(1,041,279)	(6,385,419)

Net increase (decrease)	(615,187)	$(2,839,492)	(163,499)	$(1,312,234)

	Strategic Multi-Asset Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2009 (unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	18,049	$95,967	95,156	$721,622
Reinvested dividends	—	—	848,101	5,877,248
Shares redeemed	(393,682)	(2,201,218)	(567,576)	(4,488,899)

Net increase (decrease)	(375,633)	$(2,105,251)	375,681	$2,109,971

8. Trustees’ Retirement Plan:  The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the disinterested Trustees. The Retirement Plan provides generally that a disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statement of Operations.

	As of June 30, 2009
	Retirement	Retirement	Retirement
	Plan	Plan	Plan
Portfolio	Liability	Expense	Payments

Money Market	$2,182	$65	$10,097
Government and Quality Bond	20,128	1,947	99,006
Asset Allocation	3,750	894	18,706
Growth and Income	1,124	37	2,186
Growth	19,870	1,033	99,065
Capital Appreciation	35,418	2,246	183,738
Natural Resources	3,718	440	18,302
Multi-Asset	4,296	127	20,242
Strategic Multi-Asset	2,870	113	13,257

9. Lines of Credit:  The SunAmerica Family of Mutual Funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank & Trust Company, the Portfolios’ custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. During the six months ended June 30, 2009, none of the Portfolios had any borrowings.

10. Interfund Lending Agreement:  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2009, none of the Portfolios participated in the program.

11. Investment Concentration:  All Portfolios may invest in foreign securities and all portfolios, except for the Money Market Portfolio, may invest in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Asset Allocation Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio.

Government and Quality Bond Portfolio, Asset Allocation Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the six months ended June 30, 2009, the Portfolios had 52.2%, 17.8%, 20.6%, and 0.1%, respectively, of their net assets invested in such securities.

12. Other Matters:  On March 31, 2009, the U.S. Department of the Treasury (“Treasury”) announced an extension of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) until September 18, 2009. On April 3, 2009, the Board approved the continued participation of the Money Market Portfolio (the “Portfolio”) in the Program. The Program’s guarantee only applies to shareholders of the Portfolio as of the close of business on September 19, 2008. Subject to certain conditions and limitations, share amounts held by investors in the Portfolio as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the per share net asset value falls below $0.995 (a “Guarantee Event”) and the Portfolio subsequently liquidates. Upon declaration of a Guarantee Event, the Portfolio will be required to suspend redemptions, cease sales, and cease declaration and payment of dividends. The Program guarantee only covers the amount a shareholder held in the Portfolio as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a Guarantee Event occurs, whichever is less. A shareholder who has continuously maintained an account with the Portfolio since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program.

The extension of the Program began on May 1, 2009 and continues through September 18, 2009. Continued participation in the Program until September 18, 2009 required an additional payment to the Treasury in the amount of 0.015% of the net asset value of the Portfolio as of the close of business on September 19, 2008. The cost to participate in the extension of the Program was borne by the Portfolio, subject to the expense limitations currently in effect for the Portfolio.

13. Subsequent Events:  The Trust has performed an evaluation of subsequent events through August 27, 2009, which is the date the financial statements were issued. There were no subsequent events noted.

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS

					Dividends	Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Money Market Portfolio Class 1
12/31/04	$1.00	$0.00	$—	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.35%	$16,095	1.06%		0.33%		—%
12/31/05	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.25	13,549	1.04		2.21		—
12/31/06	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.12	13,406	0.97		4.05		—
12/31/07	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.39	13,119	0.98		4.30		—
12/31/08	1.00	0.02	(0.00)	0.02	(0.02)	—	(0.02)	1.00	1.74	13,732	1.09		1.71		—
06/30/09(5)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04	11,226	0.81	(3)(6)	0.07	(3)(6)	—

Government and Quality Bond Portfolio Class 1
12/31/04	15.21	0.55	(0.03)	0.52	(0.74)	(0.01)	(0.75)	14.98	3.41	557,465	0.60		3.56		37	(4)
12/31/05	14.98	0.55	(0.16)	0.39	(0.59)	—	(0.59)	14.78	2.62	500,354	0.61		3.68		56	(4)
12/31/06	14.78	0.65	(0.17)	0.48	(0.55)	—	(0.55)	14.71	3.31	443,469	0.60		4.41		58
12/31/07	14.71	0.72	0.20	0.92	(0.58)	—	(0.58)	15.05	6.33	419,351	0.59		4.80		41
12/31/08	15.05	0.65	(0.01)	0.64	(0.63)	—	(0.63)	15.06	4.29	412,438	0.59		4.32		87
06/30/09(5)	15.06	0.31	(0.12)	0.19	—	—	—	15.25	1.26	370,622	0.60	(6)	4.08	(6)	38

Government and Quality Bond Portfolio Class 2
12/31/04	15.20	0.52	(0.03)	0.49	(0.71)	(0.01)	(0.72)	14.97	3.26	145,923	0.75		3.40		37	(4)
12/31/05	14.97	0.53	(0.16)	0.37	(0.57)	—	(0.57)	14.77	2.46	140,494	0.76		3.53		56	(4)
12/31/06	14.77	0.63	(0.17)	0.46	(0.53)	—	(0.53)	14.70	3.15	131,035	0.75		4.26		58
12/31/07	14.70	0.69	0.20	0.89	(0.55)	—	(0.55)	15.04	6.18	125,766	0.74		4.65		41
12/31/08	15.04	0.63	(0.01)	0.62	(0.61)	—	(0.61)	15.05	4.14	116,609	0.74		4.17		87
06/30/09(5)	15.05	0.30	(0.12)	0.18	—	—	—	15.23	1.20	102,362	0.75	(6)	3.93	(6)	38

Government and Quality Bond Portfolio Class 3
12/31/04	15.18	0.48	—	0.48	(0.70)	(0.01)	(0.71)	14.95	3.16	221,572	0.85		3.28		37	(4)
12/31/05	14.95	0.51	(0.16)	0.35	(0.55)	—	(0.55)	14.75	2.37	304,653	0.86		3.43		56	(4)
12/31/06	14.75	0.60	(0.16)	0.44	(0.51)	—	(0.51)	14.68	3.06	430,871	0.85		4.16		58
12/31/07	14.68	0.66	0.21	0.87	(0.54)	—	(0.54)	15.01	6.02	626,704	0.84		4.54		41
12/31/08	15.01	0.61	(0.00)	0.61	(0.59)	—	(0.59)	15.03	4.12	674,160	0.84		4.07		87
06/30/09(5)	15.03	0.29	(0.13)	0.16	—	—	—	15.19	1.06	680,552	0.85	(6)	3.83	(6)	38

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

06/30/09(5)(6)

Money Market Portfolio Class 1	0.43%

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005

Government and Quality Bond Portfolio	50%	65%

(5)	Unaudited
(6)	Annualized

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends	Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Asset Allocation Portfolio Class 1
12/31/04	$13.72	$0.38	$1.01	$1.39	$(0.39)	$—	$(0.39)	$14.72	10.32%	$463,446	0.67%		2.68%		35	%(4)
12/31/05	14.72	0.41	0.32	0.73	(0.46)	—	(0.46)	14.99	5.00	396,376	0.67	(3)	2.76	(3)	25	(4)
12/31/06	14.99	0.39	1.27	1.66	(0.51)	—	(0.51)	16.14	11.31	351,839	0.66	(3)	2.53	(3)	27
12/31/07	16.14	0.40	0.94	1.34	(0.49)	(0.60)	(1.09)	16.39	8.47	311,693	0.69	(3)	2.39	(3)	71
12/31/08	16.39	0.38	(3.67)	(3.29)	(0.47)	(2.45)	(2.92)	10.18	(23.03)	192,457	0.71	(3)	2.70	(3)	48
06/30/09(5)	10.18	0.16	0.23	0.39	—	—	—	10.57	3.83	179,994	0.77	(3)(6)	3.16	(3)(6)	23

Asset Allocation Portfolio Class 2
12/31/04	13.71	0.35	1.01	1.36	(0.37)	—	(0.37)	14.70	10.12	33,017	0.82		2.55		35	(4)
12/31/05	14.70	0.39	0.32	0.71	(0.44)	—	(0.44)	14.97	4.86	32,146	0.82	(3)	2.61	(3)	25	(4)
12/31/06	14.97	0.37	1.26	1.63	(0.49)	—	(0.49)	16.11	11.10	32,574	0.81	(3)	2.38	(3)	27
12/31/07	16.11	0.37	0.94	1.31	(0.46)	(0.60)	(1.06)	16.36	8.34	32,643	0.84	(3)	2.24	(3)	71
12/31/08	16.36	0.36	(3.67)	(3.31)	(0.44)	(2.45)	(2.89)	10.16	(23.15)	21,622	0.86	(3)	2.56	(3)	48
06/30/09(5)	10.16	0.15	0.23	0.38	—	—	—	10.54	3.74	19,982	0.92	(3)(6)	3.01	(3)(6)	23

Asset Allocation Portfolio Class 3
12/31/04	13.70	0.34	1.01	1.35	(0.36)	—	(0.36)	14.69	10.04	12,638	0.92		2.52		35	(4)
12/31/05	14.69	0.37	0.31	0.68	(0.42)	—	(0.42)	14.95	4.71	18,141	0.92	(3)	2.51	(3)	25	(4)
12/31/06	14.95	0.35	1.27	1.62	(0.48)	—	(0.48)	16.09	11.01	32,163	0.91	(3)	2.30	(3)	27
12/31/07	16.09	0.35	0.94	1.29	(0.45)	(0.60)	(1.05)	16.33	8.19	38,386	0.94	(3)	2.13	(3)	71
12/31/08	16.33	0.34	(3.65)	(3.31)	(0.43)	(2.45)	(2.88)	10.14	(23.22)	26,781	0.96	(3)	2.47	(3)	48
06/30/09(5)	10.14	0.14	0.23	0.37	—	—	—	10.51	3.65	26,465	1.02	(3)(6)	2.91	(3)(6)	23

Growth and Income Portfolio Class 1
12/31/04	10.59	0.09	0.56	0.65	(0.05)	—	(0.05)	11.19	6.21	20,010	1.15		0.82		43
12/31/05	11.19	0.05	0.48	0.53	(0.11)	(0.45)	(0.56)	11.16	4.75	18,090	1.11	(3)	0.47	(3)	57
12/31/06	11.16	0.06	1.09	1.15	(0.06)	(1.22)	(1.28)	11.03	11.21	17,539	1.09	(3)	0.55	(3)	86
12/31/07	11.03	0.04	1.07	1.11	(0.07)	(1.36)	(1.43)	10.71	10.23	15,745	1.15	(3)	0.33	(3)	85
12/31/08	10.71	0.03	(3.78)	(3.75)	(0.04)	(1.58)	(1.62)	5.34	(39.32)	8,087	1.40	(3)	0.33	(3)	122
06/30/09(5)	5.34	0.01	0.42	0.43	—	—	—	5.77	8.05	7,973	1.71	(3)(6)	0.22	(3)(6)	49

(1)	Calculated based upon average shares outstanding.

(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08	06/30/09(5)(6)

Asset Allocation Portfolio Class 1	0.02%	0.01%	0.01%	0.02%	0.02%
Asset Allocation Portfolio Class 2	0.02	0.01	0.01	0.02	0.02
Asset Allocation Portfolio Class 3	0.02	0.01	0.01	0.02	0.02
Growth and Income Portfolio Class 1	0.01	0.01	0.00	0.01	0.00

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005

Asset Allocation Portfolio	35%	25%

(5)	Unaudited
(6)	Annualized

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends	Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Growth Portfolio Class 1
12/31/04	$25.01	$0.23	$2.46	$2.69	$(0.14)	$—	$(0.14)	$27.56	10.82%	$622,822	0.72%		0.91%		80%
12/31/05	27.56	0.17	1.76	1.93	(0.25)	(1.05)	(1.30)	28.19	7.11	568,040	0.73	(3)	0.61	(3)	87
12/31/06	28.19	0.20	3.30	3.50	(0.19)	(2.73)	(2.92)	28.77	13.30	540,802	0.70	(3)	0.70	(3)	106
12/31/07	28.77	0.16	2.74	2.90	(0.22)	(3.39)	(3.61)	28.06	10.21	482,934	0.72	(3)	0.53	(3)	120
12/31/08	28.06	0.17	(10.04)	(9.87)	(0.18)	(4.63)	(4.81)	13.38	(40.41)	225,013	0.74	(3)	0.73	(3)	134
06/30/09(4)	13.38	0.06	1.20	1.26	—	—	—	14.64	9.42	221,434	0.80	(3)(5)	0.89	(3)(5)	56

Growth Portfolio Class 2
12/31/04	24.99	0.20	2.46	2.66	(0.11)	—	(0.11)	27.54	10.69	82,012	0.87		0.80		80
12/31/05	27.54	0.13	1.76	1.89	(0.21)	(1.05)	(1.26)	28.17	6.97	80,793	0.88	(3)	0.46	(3)	87
12/31/06	28.17	0.16	3.28	3.44	(0.14)	(2.73)	(2.87)	28.74	13.11	80,394	0.85	(3)	0.55	(3)	106
12/31/07	28.74	0.12	2.73	2.85	(0.18)	(3.39)	(3.57)	28.02	10.03	72,714	0.87	(3)	0.38	(3)	120
12/31/08	28.02	0.13	(10.03)	(9.90)	(0.13)	(4.63)	(4.76)	13.36	(40.52)	34,818	0.89	(3)	0.58	(3)	134
06/30/09(4)	13.36	0.05	1.20	1.25	—	—	—	14.61	9.36	34,148	0.95	(3)(5)	0.74	(3)(5)	56

Growth Portfolio Class 3
12/31/04	24.97	0.20	2.43	2.63	(0.09)	—	(0.09)	27.51	10.56	103,371	0.97		0.82		80
12/31/05	27.51	0.10	1.76	1.86	(0.19)	(1.05)	(1.24)	28.13	6.85	152,807	0.98	(3)	0.37	(3)	87
12/31/06	28.13	0.13	3.28	3.41	(0.12)	(2.73)	(2.85)	28.69	12.98	201,447	0.95	(3)	0.46	(3)	106
12/31/07	28.69	0.09	2.73	2.82	(0.15)	(3.39)	(3.54)	27.97	9.95	232,079	0.97	(3)	0.28	(3)	120
12/31/08	27.97	0.11	(10.01)	(9.90)	(0.10)	(4.63)	(4.73)	13.34	(40.56)	137,334	0.99	(3)	0.49	(3)	134
06/30/09(4)	13.34	0.04	1.20	1.24	—	—	—	14.58	9.30	135,961	1.05	(3)(5)	0.64	(3)(5)	56

Capital Appreciation Portfolio Class 1
12/31/04	30.29	0.08	2.68	2.76	—	—	—	33.05	9.11	1,151,163	0.76		0.27		100
12/31/05	33.05	0.05	3.80	3.85	(0.10)	—	(0.10)	36.80	11.67	1,064,718	0.77	(3)	0.12	(3)	86
12/31/06	36.80	0.16	4.03	4.19	(0.06)	(0.09)	(0.15)	40.84	11.39	994,508	0.74	(3)	0.40	(3)	124
12/31/07	40.84	(0.05)	10.87	10.82	(0.16)	(5.32)	(5.48)	46.18	27.68	1,027,192	0.75	(3)	(0.12	)(3)	133
12/31/08	46.18	(0.02)	(16.37)	(16.39)	—	(7.88)	(7.88)	21.91	(40.34)	486,786	0.75	(3)	(0.06	)(3)	129
06/30/09(4)	21.91	0.04	1.27	1.31	—	—	—	23.22	5.98	458,745	0.76	(3)(5)	0.33	(3)(5)	101

Capital Appreciation Portfolio Class 2
12/31/04	30.18	0.05	2.65	2.70	—	—	—	32.88	8.95	133,501	0.91		0.15		100
12/31/05	32.88	—	3.77	3.77	(0.05)	—	(0.05)	36.60	11.49	135,351	0.92	(3)	(0.03	)(3)	86
12/31/06	36.60	0.10	4.02	4.12	(0.01)	(0.09)	(0.10)	40.62	11.25	133,815	0.89	(3)	0.25	(3)	124
12/31/07	40.62	(0.11)	10.80	10.69	(0.10)	(5.32)	(5.42)	45.89	27.49	143,365	0.90	(3)	(0.27	)(3)	133
12/31/08	45.89	(0.07)	(16.24)	(16.31)	—	(7.88)	(7.88)	21.70	(40.42)	68,936	0.89	(3)	(0.21	)(3)	129
06/30/09(4)	21.70	0.02	1.26	1.28	—	—	—	22.98	5.90	64,315	0.91	(3)(5)	0.18	(3)(5)	101

Capital Appreciation Portfolio Class 3
12/31/04	30.15	0.05	2.62	2.67	—	—	—	32.82	8.86	172,636	1.01		0.16		100
12/31/05	32.82	(0.04)	3.78	3.74	(0.03)	—	(0.03)	36.53	11.39	271,144	1.02	(3)	(0.13	)(3)	86
12/31/06	36.53	0.05	4.01	4.06	—	(0.09)	(0.09)	40.50	11.12	437,276	0.99	(3)	0.13	(3)	124
12/31/07	40.50	(0.16)	10.77	10.61	(0.07)	(5.32)	(5.39)	45.72	27.35	641,504	1.00	(3)	(0.37	)(3)	133
12/31/08	45.72	(0.10)	(16.17)	(16.27)	—	(7.88)	(7.88)	21.57	(40.49)	402,167	1.00	(3)	(0.31	)(3)	129
06/30/09(4)	21.57	0.01	1.26	1.27	—	—	—	22.84	5.89	408,557	1.01	(3)(5)	0.09	(3)(5)	101

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08	06/30/09(4)(5)

Growth Portfolio Class 1	0.02%	0.01%	0.00%	0.01%	0.01%
Growth Portfolio Class 2	0.02	0.01	0.01	0.01	0.01
Growth Portfolio Class 3	0.02	0.01	0.01	0.01	0.01
Capital Appreciation Class 1	0.02	0.01	0.01	0.01	0.03
Capital Appreciation Class 2	0.02	0.01	0.01	0.01	0.03
Capital Appreciation Class 3	0.02	0.01	0.01	0.01	0.03

(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends	Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning of	income	gain (loss) on	investment	investment	gain on	and	end of	Total	period	to average		to average		turnover
ended	period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Natural Resources Portfolio Class 1
12/31/04	$26.17	$0.23	$6.14	$6.37	$(0.21)	$(0.96)	$(1.17)	$31.37	25.01%	$144,981	0.87%		0.85%		21%
12/31/05	31.37	0.36	14.01	14.37	(0.19)	(1.82)	(2.01)	43.73	46.13	227,634	0.84	(3)	0.95	(3)	11
12/31/06	43.73	0.69	9.99	10.68	(0.33)	(1.36)	(1.69)	52.72	24.93 (5)	234,235	0.81	(3)	1.37	(3)	12
12/31/07	52.72	0.51	20.19	20.70	(0.72)	(3.18)	(3.90)	69.52	40.20	274,175	0.81	(3)	0.82	(3)	25
12/31/08	69.52	0.51	(31.15)	(30.64)	(0.55)	(11.11)	(11.66)	27.22	(49.79)	95,709	0.82	(3)	0.88	(3)	12
06/30/09(6)	27.22	0.18	5.94	6.12	—	—	—	33.34	22.48	107,892	0.82	(7)	1.19	(7)	7

Natural Resources Portfolio Class 2
12/31/04	26.14	0.19	6.14	6.33	(0.18)	(0.96)	(1.14)	31.33	24.87	24,440	1.02		0.70		21
12/31/05	31.33	0.30	13.98	14.28	(0.15)	(1.82)	(1.97)	43.64	45.89	37,906	0.99	(3)	0.80	(3)	11
12/31/06	43.64	0.61	9.97	10.58	(0.27)	(1.36)	(1.63)	52.59	24.74 (5)	43,837	0.96	(3)	1.22	(3)	12
12/31/07	52.59	0.42	20.13	20.55	(0.65)	(3.18)	(3.83)	69.31	39.98	51,863	0.96	(3)	0.67	(3)	25
12/31/08	69.31	0.42	(31.04)	(30.62)	(0.46)	(11.11)	(11.57)	27.12	(49.88)	20,859	0.97	(3)	0.74	(3)	12
06/30/09(6)	27.12	0.15	5.92	6.07	—	—	—	33.19	22.38	22,702	0.97	(7)	1.04	(7)	7

Natural Resources Portfolio Class 3
12/31/04	26.11	0.16	6.13	6.29	(0.16)	(0.96)	(1.12)	31.29	24.76	21,562	1.12		0.61		21
12/31/05	31.29	0.25	13.96	14.21	(0.13)	(1.82)	(1.95)	43.56	45.73	59,608	1.09	(3)	0.68	(3)	11
12/31/06	43.56	0.52	10.00	10.52	(0.24)	(1.36)	(1.60)	52.48	24.62 (5)	122,578	1.07	(3)	1.07	(3)	12
12/31/07	52.48	0.35	20.09	20.44	(0.60)	(3.18)	(3.78)	69.14	39.85	216,086	1.05	(3)	0.57	(3)	25
12/31/08	69.14	0.37	(30.97)	(30.60)	(0.39)	(11.11)	(11.50)	27.04	(49.93)	121,161	1.07	(3)	0.68	(3)	12
06/30/09(6)	27.04	0.14	5.90	6.04	—	—	—	33.08	22.34	140,026	1.07	(7)	0.95	(7)	7

Multi-Asset Portfolio Class 1
12/31/04	7.61	0.11	0.23	0.34	(0.13)	—	(0.13)	7.82	4.60	58,828	1.17		1.49		46	(4)
12/31/05	7.82	0.11	0.19	0.30	(0.15)	(0.34)	(0.49)	7.63	3.91	50,988	1.19	(3)	1.42	(3)	69	(4)
12/31/06	7.63	0.13	0.42	0.55	(0.13)	(0.69)	(0.82)	7.36	7.72	47,324	1.17	(3)	1.69	(3)	88
12/31/07	7.36	0.12	0.49	0.61	(0.15)	(0.56)	(0.71)	7.26	8.44	43,230	1.22	(3)	1.64	(3)	78
12/31/08	7.26	0.11	(1.83)	(1.72)	(0.14)	(0.71)	(0.85)	4.69	(25.89)	27,156	1.31	(3)	1.74	(3)	101
06/30/09(6)	4.69	0.04	0.27	0.31	—	—	—	5.00	6.61	25,873	1.34	(3)(7)	1.70	(3)(7)	39

Strategic Multi-Asset Portfolio Class 1
12/31/04	7.36	0.11	0.69	0.80	(0.16)	—	(0.16)	8.00	11.09	42,353	1.29		1.43		190	(4)
12/31/05	8.00	0.06	0.70	0.76	(0.06)	—	(0.06)	8.70	9.49	40,566	1.38	(3)	0.68	(3)	210	(4)
12/31/06	8.70	0.10	0.85	0.95	(0.14)	(0.05)	(0.19)	9.46	11.09	40,455	1.28	(3)	1.15	(3)	117
12/31/07	9.46	0.10	1.42	1.52	—	(0.83)	(0.83)	10.15	16.79	39,034	1.46	(3)	0.99	(3)	123
12/31/08	10.15	0.08	(2.80)	(2.72)	—	(1.64)	(1.64)	5.79	(29.46)	24,448	1.50	(3)	0.99	(3)	150
06/30/09(6)	5.79	0.04	0.28	0.32	—	—	—	6.11	5.53	23,519	1.50	(3)(7)	1.29	(3)(7)	100

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08	06/30/09(6)(7)

Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	—%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	0.00	—
Natural Resources Portfolio Class 3	0.00	0.00	0.00	0.00	—
Multi-Asset Portfolio Class 1	0.01	0.01	0.00	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.02	0.01	0.00	0.00	0.01

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005

Multi-Asset Portfolio Class 1	46%	69%
Strategic Multi-Asset Portfolio Class 1	190	210

(5)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(6)	Unaudited
(7)	Annualized

See Notes to Financial Statements

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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SunAmerica
the retirement specialist

1 SunAmerica Center
Los Angeles, California 90067-6022

CHANGE SERVICE REQUESTED

Presorted
Standard
U.S. Postage Paid
Towne, Inc.

G1112SAR.6

G1112SAR.6 (R 8/09)

Presorted Standard 1 SunAmerica Center U.S. Postage Paid Los Angeles, California 90067-6022 Towne, Inc. CHANGE SERVICE REQUESTED G1112SAR.6 THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. G1112SAR.6 (R 8/09)

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Included in Item 1 to the Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.
Item 11. Controls and Procedures.
(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 3, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 3, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: September 3, 2009